FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05387
                                   -----------

                          FRANKLIN MUTUAL SERIES FUNDS
                         -------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2789
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   210/912-2100
                                                     --------------

Date of fiscal year end:   12/31
                         ---------

Date of reporting period:  3/31/08
                          ---------


Item 1. Schedule of Investments.

Franklin Mutual Series Fund Inc.
QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2008

CONTENTS

Mutual Shares Fund ........................................................    3
Mutual Qualified Fund .....................................................   14
Mutual Beacon Fund ........................................................   23
Mutual Discovery Fund .....................................................   33
Mutual European Fund ......................................................   43
Mutual Financial Services Fund ............................................   49
Notes to Statements of Investments ........................................   55

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - MUTUAL SERIES


                    Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                                                                SHARES/
                                                                                               WARRANTS/
             MUTUAL SHARES FUND                                              COUNTRY           CONTRACTS            VALUE
----------------------------------------------------------------------   ---------------   ----------------   ----------------
             LONG TERM INVESTMENTS 93.0%
             COMMON STOCKS AND OTHER EQUITY INTERESTS 88.7%
             AEROSPACE & DEFENSE 0.1%
         (a) GenCorp Inc. ............................................    United States       2,073,770       $     21,339,093
                                                                                                              ----------------
             AIR FREIGHT & LOGISTICS 1.4%
             Deutsche Post AG ........................................       Germany          7,318,811            223,863,797
             TNT NV ..................................................     Netherlands        2,200,935             81,737,002
                                                                                                              ----------------
                                                                                                                   305,600,799
                                                                                                              ----------------
             AIRLINES 0.4%
         (a) ACE Aviation Holdings Inc., A ...........................        Canada          2,376,693             48,742,583
      (a, b) ACE Aviation Holdings Inc., A, 144A .....................        Canada            121,088              2,483,342
         (a) Northwest Airlines Corp. ................................    United States       2,843,133             25,559,766
      (a, c) Northwest Airlines Corp., Contingent Distribution .......    United States     111,348,000              2,226,960
                                                                                                              ----------------
                                                                                                                    79,012,651
                                                                                                              ----------------
             AUTO COMPONENTS 0.9%
   (a, c, d) Collins & Aikman Products Co., Contingent Distribution ..    United States       3,850,387                192,519
         (a) Dana Holding Corp. ......................................    United States       1,589,794             15,897,940
      (a, c) Dana Holding Corp., Contingent Distribution .............    United States      45,477,000              3,638,160
         (a) Goodyear Tire & Rubber Co. ..............................    United States       4,294,179            110,789,818
         (a) Lear Corp. ..............................................    United States       2,563,001             66,407,356
                                                                                                              ----------------
                                                                                                                   196,925,793
                                                                                                              ----------------
             AUTOMOBILES 2.0%
             Daimler AG ..............................................       Germany          1,413,460            120,979,752
             General Motors Corp. ....................................    United States       9,001,734            171,483,033
             Harley-Davidson Inc. ....................................    United States       2,228,830             83,581,125
(a, e, f, g) International Automotive Components Group Brazil LLC ....        Brazil          6,069,096             22,710,674
(a, e, f, g) International Automotive Components Group Japan LLC .....        Japan           1,104,272              9,392,595
(a, e, f, g) International Automotive Components Group LLC ...........     Luxembourg        25,796,752             27,581,887
(a, e, f, g) International Automotive Components Group NA LLC ........    United States      19,434,979             19,410,685
                                                                                                              ----------------
                                                                                                                   455,139,751
                                                                                                              ----------------
             BEVERAGES 2.3%
             Brown-Forman Corp., A ...................................    United States         125,460              8,686,850
             Brown-Forman Corp., B ...................................    United States         606,036             40,131,704
             Carlsberg AS, B .........................................       Denmark            492,093             62,903,921
             Coca-Cola Enterprises Inc. ..............................    United States       8,021,543            194,121,341
             Pernod Ricard SA ........................................        France          2,062,832            212,145,828
                                                                                                              ----------------
                                                                                                                   517,989,644
                                                                                                              ----------------
             BUILDING PRODUCTS 0.7%
             Armstrong World Industries Inc. .........................    United States         410,714             14,646,061
      (a, c) Armstrong World Industries Inc., Contingent
                Distribution .........................................    United States       5,498,000                 27,490
         (a) Owens Corning Inc. ......................................    United States       3,320,705             60,204,382
             Trane Inc. ..............................................    United States       1,649,000             75,689,100
                                                                                                              ----------------
                                                                                                                   150,567,033
                                                                                                              ----------------


                    Quarterly Statements of Investments | 3

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
                                                                                               WARRANTS/
             MUTUAL SHARES FUND                                              COUNTRY           CONTRACTS            VALUE
----------------------------------------------------------------------   ---------------   ----------------   ----------------
             LONG TERM INVESTMENTS (CONTINUED)
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             CAPITAL MARKETS 0.2%
             Legg Mason Inc. .........................................    United States         762,241       $     42,670,251
                                                                                                              ----------------
             CHEMICALS 1.4%
   (a, c, d) Dow Corning Corp., Contingent Distribution ..............    United States     621,830,547              4,661,471
             Huntsman Corp. ..........................................    United States       4,481,750            105,545,213
             Koninklijke DSM NV ......................................     Netherlands        1,088,980             52,507,420
             Linde AG ................................................       Germany          1,078,040            152,264,599
                                                                                                              ----------------
                                                                                                                   314,978,703
                                                                                                              ----------------
             COMMERCIAL BANKS 4.4%
         (a) Banco Popolare SpA ......................................        Italy           4,088,405             67,689,134
      (a, g) Centennial Bank Holdings Inc. ...........................    United States       5,731,834             35,995,918
             Danske Bank AS ..........................................       Denmark          5,051,544            186,290,419
   (a, f, g) Elephant Capital Holdings Ltd. ..........................        Japan              64,834             16,717,142
             Intesa Sanpaolo SpA .....................................        Italy          15,273,862            107,636,579
             Mitsubishi UFJ Financial Group Inc. .....................        Japan           5,473,223             47,190,052
      (a, f) NCB Warrant Holdings Ltd., A ............................        Japan             301,530              7,027,619
         (a) Societe Generale ........................................       France             239,600             23,113,181
             Societe Generale, A .....................................       France             943,712             92,376,350
             Sumitomo Mitsui Financial Group Inc. ....................        Japan               4,793             31,522,464
             Swedbank AB, A ..........................................       Sweden           2,629,481             73,648,115
             U.S. Bancorp ............................................    United States       9,427,939            305,088,106
                                                                                                              ----------------
                                                                                                                   994,295,079
                                                                                                              ----------------
             COMMERCIAL SERVICES & SUPPLIES 0.0%(h)
         (a) Comdisco Holding Co. Inc. ...............................    United States           2,088                 20,421
      (a, c) Comdisco Holding Co. Inc., Contingent Distribution ......    United States      95,431,240                     --
                                                                                                              ----------------
                                                                                                                        20,421
                                                                                                              ----------------
             COMMUNICATIONS EQUIPMENT 1.1%
             Motorola Inc. ...........................................    United States      19,122,930            177,843,249
             Telefonaktiebolaget LM Ericsson, B ......................       Sweden          36,236,735             71,076,326
             Telefonaktiebolaget LM Ericsson, B, ADR .................       Sweden             163,600              3,214,740
                                                                                                              ----------------
                                                                                                                   252,134,315
                                                                                                              ----------------
             COMPUTERS & PERIPHERALS 1.7%
   (a, f, g) DecisionOne Corp. .......................................    United States       1,879,100                     --
   (a, f, g) DecisionOne Corp., wts., 6/08/17 ........................    United States       1,031,766                     --
         (a) Dell Inc. ...............................................    United States      11,369,730            226,485,022
             Diebold Inc. ............................................    United States       2,010,318             75,487,441
         (a) Lexmark International Inc., A ...........................    United States       2,487,110             76,404,019
                                                                                                              ----------------
                                                                                                                   378,376,482
                                                                                                              ----------------


                     4 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
                                                                                               WARRANTS/
             MUTUAL SHARES FUND                                              COUNTRY           CONTRACTS            VALUE
----------------------------------------------------------------------   ---------------   ----------------   ----------------
             LONG TERM INVESTMENTS (CONTINUED)
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             CONSUMER FINANCE 1.2%
             American Express Co. ....................................    United States         119,400       $      5,220,167
      (a, f) Cerberus CG Investor I LLC ..............................    United States      49,252,400             34,804,136
      (a, f) Cerberus CG Investor II LLC .............................    United States      49,252,400             34,804,136
      (a, f) Cerberus CG Investor III LLC ............................    United States      24,626,200             17,402,068
      (a, f) Cerberus FIM Investors Auto Finance LLC .................    United States      15,536,148              7,036,844
      (a, f) Cerberus FIM Investors Commercial Finance LLC ...........    United States       1,294,114                586,148
      (a, f) Cerberus FIM Investors Commercial Mortgage LLC ..........    United States       2,425,617              1,098,643
      (a, f) Cerberus FIM Investors Insurance LLC ....................    United States      11,863,844              5,373,534
      (a, f) Cerberus FIM Investors Rescap LLC .......................    United States      22,088,027             10,004,410
         (a) SLM Corp. ...............................................    United States       9,622,710            147,708,599
                                                                                                              ----------------
                                                                                                                   264,038,685
                                                                                                              ----------------
             CONTAINERS & PACKAGING 0.2%
             Temple-Inland Inc. ......................................    United States       4,336,720             55,163,078
                                                                                                              ----------------
             DIVERSIFIED CONSUMER SERVICES 0.4%
             H&R Block Inc. ..........................................    United States       4,194,388             87,075,495
                                                                                                              ----------------
             DIVERSIFIED FINANCIAL SERVICES 1.9%
             Fortis ..................................................       Belgium         13,066,900            328,738,406
         (a) Fortis VVPR Strip .......................................       Belgium          5,226,760                 82,494
   (a, f, g) GLCP Harrah's Investment LP .............................    United States      22,185,100             22,185,100
         (a) Liberty Media Holding Corp.-Capital, A ..................    United States       1,214,890             19,122,369
      (a, c) Marconi Corp., Contingent Distribution ..................    United Kingdom     77,739,439                     --
             Nymex Holdings Inc. .....................................    United States         501,000             45,405,630
                                                                                                              ----------------
                                                                                                                   415,533,999
                                                                                                              ----------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
(a, e, f, g) AboveNet Inc. ...........................................    United States         810,649             40,532,450
(a, e, f, g) AboveNet Inc., stock grants, grant price $20.95,
                expiration date 9/09/13 ..............................    United States           1,065                 38,180
(a, e, f, g) AboveNet Inc., wts., 9/08/08 ............................    United States          29,283              1,147,894
(a, e, f, g) AboveNet Inc., wts., 9/08/10 ............................    United States          34,449              1,240,164
             Embarq Corp. ............................................    United States       1,513,102             60,675,390
   (a, c, d) Global Crossing Holdings Ltd., Contingent Distribution ..    United States     105,649,309                     --
             Koninklijke (Royal) KPN NV ..............................     Netherlands        6,052,416            102,212,052
             Telefonica SA ...........................................        Spain           4,251,926            122,136,831
             Verizon Communications Inc. .............................    United States       5,166,818            188,330,516
                                                                                                              ----------------
                                                                                                                   516,313,477
                                                                                                              ----------------
             ELECTRIC UTILITIES 1.3%
             E.ON AG .................................................       Germany            684,019            127,607,207
             Exelon Corp. ............................................    United States       1,304,290            105,999,648
             Iberdrola SA, Br.........................................        Spain           3,080,970             47,751,665
                                                                                                              ----------------
                                                                                                                   281,358,520
                                                                                                              ----------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%


                     Quarterly Statements of Investments | 5

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
                                                                                               WARRANTS/
             MUTUAL SHARES FUND                                              COUNTRY           CONTRACTS            VALUE
----------------------------------------------------------------------   ---------------   ----------------   ----------------
             LONG TERM INVESTMENTS (CONTINUED)
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             Tyco Electronics Ltd. ...................................    United States       5,025,352       $    172,470,081
                                                                                                              ----------------
             ENERGY EQUIPMENT & SERVICES 1.2%
             Seadrill Ltd. ...........................................       Bermuda          5,877,230            157,534,000
         (a) Transocean Inc. .........................................    United States         818,987            110,727,042
                                                                                                              ----------------
                                                                                                                   268,261,042
                                                                                                              ----------------
             FOOD & STAPLES RETAILING 4.4%
             Carrefour SA ............................................        France          2,710,739            209,083,424
             CVS Caremark Corp. ......................................    United States       7,717,476            312,634,953
             Kroger Co. ..............................................    United States       6,755,491            171,589,471
             Wal-Mart Stores Inc. ....................................    United States       5,423,910            285,731,579
                                                                                                              ----------------
                                                                                                                   979,039,427
                                                                                                              ----------------
             FOOD PRODUCTS 4.2%
             Cadbury Schweppes PLC ...................................    United Kingdom     20,153,076            221,365,553
             General Mills Inc. ......................................    United States       1,299,300             77,802,084
             Groupe Danone ...........................................        France          1,342,702            120,030,728
             Kraft Foods Inc., A .....................................    United States       6,304,684            195,508,251
             Nestle SA ...............................................     Switzerland          653,170            326,289,121
                                                                                                              ----------------
                                                                                                                   940,995,737
                                                                                                              ----------------
             HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
             Covidien Ltd. ...........................................    United States       4,006,372            177,281,961
             Hill-Rom Holdings Inc. ..................................    United States       1,462,406             69,903,007
                                                                                                              ----------------
                                                                                                                   247,184,968
                                                                                                              ----------------
             HEALTH CARE PROVIDERS & SERVICES 2.5%
         (a) Community Health Systems Inc. ...........................    United States       4,806,000            161,337,420
(a, e, f, g) Kindred Healthcare Inc. .................................    United States       2,860,528             59,431,760
(a, e, f, g) Kindred Healthcare Inc., stock grants:
                grant price $18.15, expiration date 7/17/11 ..........    United States           9,997                 26,257
                grant price $19.87, expiration date 1/01/12 ..........    United States           2,999                  2,719
                grant price $6.94, expiration date 1/01/13 ...........    United States           2,986                 41,316
                grant price $19.87, expiration date 1/01/14 ..........    United States           2,973                  2,695
                grant price $21.33, expiration date 1/10/15 ..........    United States           1,857                     --
                grant price $22.08, expiration date 1/10/16 ..........    United States           1,238                     --
                grant price $19.40, expiration date 1/10/17 ..........    United States             619                    852
         (a) MDS Inc. ................................................        Canada          2,347,622             45,744,777
         (a) PharMerica Inc. .........................................    United States       1,047,022             17,349,155
             Quest Diagnostics Inc. ..................................    United States       2,635,400            119,304,558
      (a, g) Tenet Healthcare Corp. ..................................    United States      25,881,411            146,488,786
                                                                                                              ----------------
                                                                                                                   549,730,295
                                                                                                              ----------------


                     6 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
                                                                                               WARRANTS/
             MUTUAL SHARES FUND                                              COUNTRY           CONTRACTS            VALUE
----------------------------------------------------------------------   ---------------   ----------------   ----------------
             LONG TERM INVESTMENTS (CONTINUED)
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE 0.3%
         (a) Penn National Gaming Inc. ...............................    United States         455,071       $     19,900,255
         (a) Trump Entertainment Resorts Inc. ........................    United States       1,823,378              6,564,161
             Wyndham Worldwide Corp. .................................    United States       1,845,958             38,174,411
                                                                                                              ----------------
                                                                                                                    64,638,827
                                                                                                              ----------------
             HOUSEHOLD DURABLES 0.1%
      (g, i) Beazer Homes USA Inc. ...................................    United States       2,147,880             20,297,466
                                                                                                              ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.2%
             Constellation Energy Group ..............................    United States       2,920,744            257,814,073
                                                                                                              ----------------
             INDUSTRIAL CONGLOMERATES 4.4%
             Keppel Corp. Ltd. .......................................      Singapore        16,278,934            117,101,869
             Koninklijke Philips Electronics NV ......................     Netherlands        4,479,993            171,324,832
         (e) Orkla ASA ...............................................       Norway          24,350,543            308,416,303
             Siemens AG ..............................................       Germany          2,072,525            226,325,073
             Tyco International Ltd. .................................    United States       3,657,657            161,119,791
                                                                                                              ----------------
                                                                                                                   984,287,868
                                                                                                              ----------------
             INSURANCE 7.9%
         (a) Alleghany Corp. .........................................    United States         355,624            121,445,602
             Allianz SE ..............................................       Germany            635,950            126,247,888
             American International Group Inc. .......................    United States       2,696,200            116,610,650
         (a) Berkshire Hathaway Inc., A ..............................    United States           1,590            212,106,000
         (a) Berkshire Hathaway Inc., B ..............................    United States          84,150            376,394,535
         (a) Conseco Inc. ............................................    United States       4,553,790             46,448,658
             Hartford Financial Services Group Inc. ..................    United States         649,800             49,235,346
             Old Republic International Corp. ........................    United States       6,101,302             78,767,809
      (a, f) Olympus Re Holdings Ltd. ................................    United States         202,380                662,835
             Prudential Financial Inc. ...............................    United States       1,403,550            109,827,788
             The Travelers Cos. Inc. .................................    United States       1,385,982             66,319,239
         (g) White Mountains Insurance Group Ltd. ....................    United States         729,457            350,139,360
             Zurich Financial Services AG ............................     Switzerland          352,340            110,926,450
                                                                                                              ----------------
                                                                                                                 1,765,132,160
                                                                                                              ----------------
             INTERNET SOFTWARE & SERVICES 0.3%
         (a) Yahoo! Inc. .............................................    United States       2,334,400             67,534,192
                                                                                                              ----------------
             IT SERVICES 0.4%
         (a) Alliance Data Systems Corp. .............................    United States       2,116,320            100,546,363
                                                                                                              ----------------
             LEISURE EQUIPMENT & PRODUCTS 1.1%
             Eastman Kodak Co. .......................................    United States       1,046,772             18,496,461
             Mattel Inc. .............................................    United States      11,761,430            234,052,457
                                                                                                              ----------------
                                                                                                                   252,548,918
                                                                                                              ----------------


                     Quarterly Statements of Investments | 7

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
                                                                                               WARRANTS/
             MUTUAL SHARES FUND                                              COUNTRY           CONTRACTS            VALUE
----------------------------------------------------------------------   ---------------   ----------------   ----------------
             LONG TERM INVESTMENTS (CONTINUED)
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             MACHINERY 0.3%
             AB SKF, B ...............................................        Sweden            452,597       $      9,098,231
         (g) Federal Signal Corp. ....................................    United States       3,360,800             46,916,768
      (a, f) Motor Coach Industries International Inc., wts., 5/27/09     United States              12                     --
                                                                                                              ----------------
                                                                                                                    56,014,999
                                                                                                              ----------------
             MARINE 0.8%
             A.P. Moller - Maersk AS .................................       Denmark             15,130            168,749,749
                                                                                                              ----------------
             MEDIA 7.7%
         (a) Adelphia Recovery Trust .................................    United States      99,967,609              6,997,733
      (a, c) Adelphia Recovery Trust Arahova Contingent Value Vehicle,
                Contingent Distribution ..............................    United States      12,005,115              6,122,609
         (a) Cablevision Systems Corp., A ............................    United States       2,617,495             56,092,918
      (a, c) Century Communications Corp., Contingent Distribution ...    United States      33,138,000                     --
             Clear Channel Communications Inc. .......................    United States       2,595,770             75,848,399
         (a) Comcast Corp., A ........................................    United States      19,942,140            378,302,396
         (a) Liberty Media Corp-Entertainment, Series A ..............    United States       5,085,668            115,139,524
             News Corp., A ...........................................    United States      22,460,462            421,133,660
         (a) Time Warner Cable Inc., A ...............................    United States       2,237,969             55,904,466
             Time Warner Inc. ........................................    United States      15,148,228            212,378,157
   (a, d, g) TVMAX Holdings Inc. .....................................    United States         257,217                     --
         (a) Viacom Inc., B ..........................................    United States       4,820,631            190,993,400
             Virgin Media Inc. .......................................    United Kingdom      9,133,425            128,507,290
             WPP Group PLC ...........................................    United Kingdom      7,014,952             83,666,240
                                                                                                              ----------------
                                                                                                                 1,731,086,792
                                                                                                              ----------------
             METALS & MINING 1.7%
             Alcoa Inc. ..............................................    United States       3,577,590            129,007,895
             Anglo American PLC ......................................    United Kingdom      1,254,267             75,369,727
             ArcelorMittal ...........................................     Netherlands        1,172,998             96,047,663
   (a, f, g) Esmark Inc. .............................................    United States       8,341,744             84,835,536
                                                                                                              ----------------
                                                                                                                   385,260,821
                                                                                                              ----------------
             MULTI-UTILITIES 1.4%
             Energy East Corp. .......................................    United States       3,837,320             92,556,158
             NorthWestern Corp. ......................................    United States         723,649             17,635,326
      (a, c) NorthWestern Corp., Contingent Distribution .............    United States      21,699,220              1,619,455
             RWE AG ..................................................       Germany          1,302,182            160,801,498
             Suez SA .................................................        France            456,612             29,958,283
                                                                                                              ----------------
                                                                                                                   302,570,720
                                                                                                              ----------------
             OIL, GAS & CONSUMABLE FUELS 1.9%
      (a, d) Apco Oil Corp. ..........................................     United States          9,200                     --
             BP PLC ..................................................    United Kingdom      9,485,110             96,374,782
             BP PLC, ADR .............................................    United Kingdom         46,400              2,814,160


                     8 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
                                                                                               WARRANTS/
             MUTUAL SHARES FUND                                              COUNTRY           CONTRACTS            VALUE
----------------------------------------------------------------------   ---------------   ----------------   ----------------
             LONG TERM INVESTMENTS (CONTINUED)
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
             Royal Dutch Shell PLC, A ................................    United Kingdom      5,944,947       $    205,110,411
             Total SA, B .............................................        France          1,523,752            113,128,274
                                                                                                              ----------------
                                                                                                                   417,427,627
                                                                                                              ----------------
             PAPER & FOREST PRODUCTS 3.9%
         (a) Domtar Corp. ............................................    United States      16,037,820            109,538,311
             International Paper Co. .................................    United States       9,480,806            257,877,923
             MeadWestvaco Corp. ......................................    United States       4,116,457            112,049,960
             Mondi Ltd. ..............................................    United Kingdom        236,911              2,002,838
             Weyerhaeuser Co. ........................................    United States       6,165,330            400,993,063
                                                                                                              ----------------
                                                                                                                   882,462,095
                                                                                                              ----------------
             PHARMACEUTICALS 2.8%
             Bristol-Myers Squibb Co. ................................    United States       3,834,520             81,675,274
             Novartis AG .............................................     Switzerland        2,427,900            124,401,158
             Pfizer Inc. .............................................    United States      11,568,920            242,137,496
             Sanofi-Aventis ..........................................        France          1,224,980             91,874,501
         (a) Valeant Pharmaceuticals International ...................    United States       3,520,835             45,172,313
         (a) Watson Pharmaceuticals Inc. .............................    United States       1,097,749             32,186,001
                                                                                                              ----------------
                                                                                                                   617,446,743
                                                                                                              ----------------
             REAL ESTATE 1.6%
      (a, g) Alexander's Inc. ........................................    United States         326,675            115,806,288
         (d) Canary Wharf Group PLC ..................................    United Kingdom     14,262,931            117,604,862
             Link REIT ...............................................      Hong Kong        18,210,494             40,378,346
         (i) The St. Joe Co. .........................................    United States       1,100,535             47,245,968
             Ventas Inc. .............................................    United States       1,072,765             48,177,876
                                                                                                              ----------------
                                                                                                                   369,213,340
                                                                                                              ----------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
         (a) Forestar Real Estate Group ..............................    United States       1,302,954             32,456,584
                                                                                                              ----------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
         (a) LSI Corp. ...............................................    United States      24,355,334            120,558,903
             Maxim Integrated Products Inc. ..........................    United States       4,725,800             96,359,062
                                                                                                              ----------------
                                                                                                                   216,917,965
                                                                                                              ----------------
             SOFTWARE 2.3%
         (a) BEA Systems Inc. ........................................    United States       8,200,790            157,045,129
             Microsoft Corp. .........................................    United States      10,837,929            307,580,425
         (a) NAVTEQ Corp. ............................................    United States         831,960             56,573,280
                                                                                                              ----------------
                                                                                                                   521,198,834
                                                                                                              ----------------
             SPECIALTY RETAIL 1.1%
             The Home Depot Inc. .....................................    United States       8,465,150            236,770,246
                                                                                                              ----------------


                     Quarterly Statements of Investments | 9

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
                                                                                               WARRANTS/
             MUTUAL SHARES FUND                                              COUNTRY           CONTRACTS            VALUE
----------------------------------------------------------------------   ---------------   ----------------   ----------------
             LONG TERM INVESTMENTS (CONTINUED)
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             THRIFTS & MORTGAGE FINANCE 0.5%
         (a) Guaranty Financial Group Inc. ...........................    United States       1,365,873       $     14,505,571
             Hudson City Bancorp Inc. ................................    United States         156,487              2,766,690
             Sovereign Bancorp Inc. ..................................    United States       2,227,754             20,762,668
             Washington Mutual Inc. ..................................    United States       7,166,500             73,814,950
                                                                                                              ----------------
                                                                                                                   111,849,879
                                                                                                              ----------------
             TOBACCO 7.8%
             Altria Group Inc. .......................................    United States       5,137,730            114,057,607
             British American Tobacco PLC ............................   United Kingdom      12,181,486            457,133,315
             British American Tobacco PLC, ADR .......................   United Kingdom          70,550              5,344,163
             Imperial Tobacco Group PLC ..............................   United Kingdom       6,933,289            318,936,195
             Japan Tobacco Inc. ......................................        Japan              30,953            154,850,338
             KT&G Corp. ..............................................     South Korea        2,102,036            164,707,420
         (a) Philip Morris International Inc. ........................    United States       5,137,730            259,866,383
             Reynolds American Inc. ..................................    United States       4,494,420            265,305,613
                                                                                                              ----------------
                                                                                                                 1,740,201,034
                                                                                                              ----------------
             TRANSPORTATION INFRASTRUCTURE 0.0%(h)
         (a) Groupe Eurotunnel SA, wts., 12/30/11 ....................        France          2,855,237                901,284
                                                                                                              ----------------
             WIRELESS TELECOMMUNICATION SERVICES 0.3%
             Sprint Nextel Corp. .....................................    United States      10,590,390             70,849,709
                                                                                                              ----------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $18,064,418,097) ...............................                                          19,860,393,107
                                                                                                              ----------------
             PREFERRED STOCK 0.1%
             AUTO COMPONENTS 0.1%
         (f) Dana Holding Corp., 4.00%, cvt. pfd., B .................    United States         163,322             14,869,102
                                                                                                              ----------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% (h)
         (f) PTV Inc., 10.00%, pfd., A ...............................    United Kingdom        199,566                 39,913
                                                                                                              ----------------
             TOTAL PREFERRED STOCKS (COST $16,611,592) ...............                                              14,909,015
                                                                                                              ----------------
             OPTIONS PURCHASED 0.7%
             PUT OPTIONS 0.7%
         (a) Dow Jones EUROSTOXX 50, exercise price $4,088.73,
                expiration date 6/20/08, contracts ...................    United States         137,732             75,276,894
         (a) S&P 500 Index, exercise price $1,250.00, expiration date
                6/21/08, contracts ...................................    United States             984              3,414,480
         (a) S&P 500 Index, exercise price $1,375.00, expiration date
                6/21/08, contracts ...................................    United States           6,403             55,706,100
         (a) S&P 500 Index, exercise price $1,175.00, expiration date
                12/20/08, contracts ..................................    United States           5,368             30,007,120
                                                                                                              ----------------
             TOTAL OPTIONS PURCHASED (COST $78,413,697) ..............                                             164,404,594
                                                                                                              ----------------


                    10 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                               PRINCIPAL
             MUTUAL SHARES FUND                                              COUNTRY           AMOUNT(j)            VALUE
----------------------------------------------------------------------   ---------------   ----------------   ----------------
             LONG TERM INVESTMENTS (CONTINUED)
             CORPORATE BONDS & NOTES 3.4%
         (b) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ..        Canada          5,190,000 CAD   $      5,053,980
         (f) Cerberus CG Investor I LLC, 12.00%, 7/31/14 .............    United States      49,252,400             34,804,136
         (f) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ............    United States      49,252,400             34,804,136
         (f) Cerberus CG Investor III LLC, 12.00%, 7/31/14 ...........    United States      24,626,200             17,402,068
         (f) Cerberus FIM Investors Auto Finance LLC, 12.00%,
                11/22/13 .............................................    United States      46,576,742             21,096,172
         (f) Cerberus FIM Investors Commercial Finance LLC, 12.00%,
                11/22/13 .............................................    United States       3,882,344              1,758,444
         (f) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
                11/22/13 .............................................    United States       7,276,853              3,295,931
         (f) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ..    United States      35,591,534             16,120,602
         (f) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 .....    United States      66,264,075             30,013,227
      (f, g) DecisionOne Corp.,
                12.00%, 4/15/10 ......................................    United States       2,346,562              2,346,562
         (k) FRN, 7.912%, 5/12/09 ....................................    United States         433,342                433,342
             Eurotunnel Group UK PLC, cvt., sub. bond, NRS II,
                6.00%, 7/28/10 .......................................    United Kingdom     23,671,752 EUR         52,052,150
                6.00%, 7/28/10 .......................................    United Kingdom     14,727,122 GBP         40,443,085
             Groupe Eurotunnel SA, cvt.,
                NRS I, T2, 3.00%, 6/28/09 ............................        France             53,400 EUR            157,320
                NRS I, T2, 3.00%, 6/28/09 ............................        France             43,989 GBP            162,538
                NRS I, T3, 3.00%, 7/28/10 ............................        France         18,944,500 EUR         53,867,643
                NRS I, T3, 3.00%, 7/28/10 ............................        France         11,239,769 GBP         40,080,371
                NRS II, 6.00%, 7/28/10 ...............................        France         22,049,048 EUR         45,872,463
                NRS II, 6.00%, 7/28/10 ...............................        France         13,336,224 GBP         34,638,197
                sub. bond, NRS I, T1, 3.00%, 7/28/08 .................        France             53,400 EUR            169,962
                sub. bond, NRS I, T1, 3.00%, 7/28/08 .................        France             43,989 GBP            175,633
   (e, f, g) International Automotive Components Group NA LLC, 9.00%,
                4/01/17 ..............................................    United States       5,851,000              5,851,000
      (f, k) Motor Coach Industries International Inc., FRN, 16.085%,
                12/01/08 .............................................    United States      66,749,753             63,412,265
      (f, k) Pontus I LLC, junior note, 144A, FRN,
                5.349%, 7/24/09 ......................................    United States      26,448,912             21,118,664
                5.575%, 7/24/09 ......................................    United States      23,891,300             24,992,648
                6.901%, 7/24/09 ......................................    United States      26,411,600             22,057,139
      (f, k) Pontus II Trust, junior note, 144A, FRN, 6.901%,
                6/25/09 .............................................     United States      13,205,800             11,028,569
      (f, k) Revel Entertainment Group LLC,
                first lien loan, FRN, 7.10%, 5/30/08 .................    United States      52,000,000             51,740,000
                second lien loan, FRN, 10.10%, 5/30/08 ...............    United States      52,000,000             51,480,000
             Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ........    United States      36,590,212             24,881,345
      (d, g) TVMAX Holdings Inc., PIK,
                11.50%, 5/31/08 ......................................    United States         715,695                500,987
                14.00%, 5/31/08 ......................................    United States       1,652,888              1,157,021
             Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%,
                12/15/14 .............................................    United States      76,355,000             39,990,931
                                                                                                              ----------------
             TOTAL CORPORATE BONDS & NOTES (COST $892,399,114) .......                                             752,958,531
                                                                                                              ----------------


                    Quarterly Statements of Investments | 11

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                               PRINCIPAL
             MUTUAL SHARES FUND                                              COUNTRY           AMOUNT(j)            VALUE
----------------------------------------------------------------------   ---------------   ----------------   ----------------
             LONG TERM INVESTMENTS (CONTINUED)
             CORPORATE BONDS & NOTES IN REORGANIZATION
                (COST $2,556) 0.0%(h)
      (d, l) Safety Kleen Services, senior sub. note, 9.25%,
                6/01/08 ..............................................    United States          85,000       $            425
                                                                                                              ----------------
             COMPANIES IN LIQUIDATION 0.0% (h)
         (d) Peregrine Investments Holdings Ltd.,
                6.70%, 1/15/98 .......................................       Hong Kong       95,000,000 JPY              7,143
                6.70%, 6/30/00 .......................................       Hong Kong      250,000,000 JPY             18,798
                zero cpn., 1/22/98 ...................................       Hong Kong          500,000                  3,750
         (d) PIV Investment Finance (Cayman) Ltd. ....................       Hong Kong       22,710,000                454,200
                                                                                                              ----------------
             TOTAL COMPANIES IN LIQUIDATION (COST $--) ...............                                                 483,891
                                                                                                              ----------------
             U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $25,000,000) 0.1%
             FHLB, 3.00%, 3/04/09 ....................................    United States      25,000,000             25,032,825
                                                                                                              ----------------
             TOTAL LONG TERM INVESTMENTS (COST $19,076,845,056) ......                                          20,818,182,388
                                                                                                              ----------------

                                                                                                SHARES/
                                                                                               PRINCIPAL
                                                                                                AMOUNT
                                                                                           ----------------
             SHORT TERM INVESTMENTS 8.0%
             U.S. GOVERNMENT AND AGENCY SECURITIES 7.6%
         (m) FHLB,
                4/01/08 ..............................................    United States      427,500,000           427,500,000
             (n) 4/02/08 - 3/04/09 ...................................    United States    1,117,776,000         1,109,595,243
         (m) U.S. Treasury Bills, 4/24/08 - 5/01/08 ..................    United States      170,500,000           170,378,365
                                                                                                              ----------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $1,702,826,704) ................................                                           1,707,473,608
                                                                                                              ----------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND
                REPURCHASE AGREEMENT (COST $20,779,671,760) ..........                                          22,525,655,996
                                                                                                              ----------------
         (o) INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
                LOANED SECURITIES 0.3%
             MONEY MARKET FUND (COST $66,659,388) 0.3%
         (p) Bank of New York Institutional Cash Reserve Fund, 2.92%..    United States      66,659,388             66,659,388
                                                                                                              ----------------
             REPURCHASE AGREEMENTS (COST $34,400,000) 0.1%
         (q) Merrill Lynch & Co. Inc., 1.25%, 4/01/08 (Maturity Value
                $34,401,194) Collateralized by (k) U.S. Government
                Agency Note, FRN, 4.99%, 9/17/10; U.S. Government
                Agency Security, 5.25%, 5/07/10 ......................    United States      34,400,000             34,400,000
                                                                                                              ----------------
             TOTAL INVESTMENTS (COST $20,880,731,148) 101% ...........                                          22,626,715,384
             SECURITIES SOLD SHORT (0.2)% ............................                                             (48,014,032)
             NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS
                (1.1)% ...............................................                                            (255,775,144)
             OTHER ASSETS, LESS LIABILITIES 0.3% .....................                                              68,651,353
                                                                                                              ----------------
             NET ASSETS 100.0% .......................................                                        $ 22,391,577,561
                                                                                                              ================


                    12 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

             MUTUAL SHARES FUND                                              COUNTRY           SHARES             VALUE
----------------------------------------------------------------------   ---------------   --------------   ----------------
             SECURITIES SOLD SHORT 0.2%
             DIVERSIFIED FINANCIAL SERVICES 0.1%
             CME Group Inc. ..........................................    United States         66,309          31,105,552
                                                                                                               -----------
             MACHINERY 0.1%
             Ingersoll-Rand Co. Ltd., A ..............................    United States        379,284          16,908,480
                                                                                                               -----------
             TOTAL SECURITIES SOLD SHORT
                (PROCEEDS $47,480,302) ...............................                                         $48,014,032
                                                                                                               -----------

See Currency and Selected Portfolio Abbreviations on page 54.

(a)  Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2008, the aggregate value of these securities was $7,537,322, representing 0.03% of net assets.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2008, the aggregate value of these securities was $124,601,176, representing 0.56% of net assets.

(e)  See Note 8 regarding other considerations.

(f)  See Note 6 regarding restricted securities.

(g)  See Note 7 regarding holdings of 5% voting securities.

(h)  Rounds to less than 0.1% of net assets.

(i)  A portion or all of the security is on loan as of March 31, 2008.

(j)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(k)  The coupon rate shown represents the rate at period end.

(l)  Defaulted security.

(m)  The security is traded on a discount basis with no stated coupon rate.

(n) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2008, the value of securities and or cash pledged amounted to $49,564,130.

(o)  Collateral for loaned securities.

(p)  The rate shown is the annualized seven-day yield at period end.

(q) At March 31, 2008, all repurchase agreements had been entered into on that date.


                    Quarterly Statements of Investments | 13

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                                                                SHARES/
          MUTUAL QUALIFIED FUND                                              COUNTRY      WARRANTS/CONTRACTS        VALUE
----------------------------------------------------------------------   --------------   ------------------   --------------
          LONG TERM INVESTMENTS 81.7%
          COMMON STOCKS AND OTHER EQUITY INTERESTS 74.3%
          AIRLINES 0.6%
      (a) ACE Aviation Holdings Inc., A ..............................       Canada            1,159,491       $   23,779,507
   (a, b) ACE Aviation Holdings Inc., A, 144A ........................       Canada               58,455            1,198,829
      (a) Northwest Airlines Corp. ...................................    United States          720,870            6,480,621
   (a, c) Northwest Airlines Corp., Contingent Distribution ..........    United States       28,232,000              564,640
                                                                                                               --------------
                                                                                                                   32,023,597
                                                                                                               --------------
          AUTO COMPONENTS 0.1%
(a, c, d) Collins & Aikman Products Co., Contingent Distribution .....    United States        1,218,896               60,945
      (a) Dana Holding Corp. .........................................    United States          475,097            4,750,970
   (a, c) Dana Holding Corp., Contingent Distribution ................    United States       13,598,000            1,087,840
                                                                                                               --------------
                                                                                                                    5,899,755
                                                                                                               --------------
          AUTOMOBILES 0.4%
(a, e, f) International Automotive Components Group Brazil LLC .......       Brazil            1,982,308            7,417,835
(a, e, f) International Automotive Components Group Japan LLC ........        Japan              307,801            2,618,060
(a, e, f) International Automotive Components Group LLC ..............     Luxembourg          8,425,843            9,008,911
(a, e, f) International Automotive Components Group NA LLC, A ........    United States        5,182,488            5,176,010
                                                                                                               --------------
                                                                                                                   24,220,816
                                                                                                               --------------
          BEVERAGES 2.6%
          Brown-Forman Corp., A ......................................    United States           79,200            5,483,808
          Carlsberg AS, B ............................................       Denmark             176,904           22,613,521
          Coca-Cola Enterprises Inc. .................................    United States        1,570,200           37,998,840
          Pernod Ricard SA ...........................................       France              842,086           86,601,833
                                                                                                               --------------
                                                                                                                  152,698,002
                                                                                                               --------------
          BUILDING PRODUCTS 0.2%
          Armstrong World Industries Inc. ............................    United States          142,220            5,071,565
   (a, c) Armstrong World Industries Inc., Contingent Distribution ...    United States        2,010,000               10,050
      (a) Owens Corning Inc. .........................................    United States          345,065            6,256,029
                                                                                                               --------------
                                                                                                                   11,337,644
                                                                                                               --------------
          CAPITAL MARKETS 0.4%
          Legg Mason Inc. ............................................    United States          398,890           22,329,862
                                                                                                               --------------
          CHEMICALS 1.0%
(a, c, d) Dow Corning Corp., Contingent Distribution .................    United States       20,809,194            3,022,298
          Linde AG ...................................................       Germany             302,117           42,671,630
          Sika AG ....................................................     Switzerland             6,147           12,066,288
                                                                                                               --------------
                                                                                                                   57,760,216
                                                                                                               --------------
          COMMERCIAL BANKS 3.5%
          BNP Paribas SA .............................................       France              515,209           51,952,433
      (a) Centennial Bank Holdings Inc. ..............................    United States        1,735,639           10,899,813


                    14 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
          MUTUAL QUALIFIED FUND                                              COUNTRY      WARRANTS/CONTRACTS        VALUE
----------------------------------------------------------------------   --------------   ------------------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          COMMERCIAL BANKS (CONTINUED)
(a, f, g) Elephant Capital Holdings Ltd. .............................       Japan               27,946        $    7,205,726
(a, f, g) First Chicago Bancorp ......................................   United States          659,105             9,227,470
          Mitsubishi UFJ Financial Group Inc. ........................       Japan            3,848,000            33,177,402
   (a, f) NCB Warrant Holdings Ltd., A ...............................       Japan              129,974             3,029,238
          Sumitomo Mitsui Financial Group Inc. .......................       Japan                1,704            11,206,818
          Svenska Handelsbanken AB, A ................................       Sweden             452,960            13,182,061
          Swedbank AB, A .............................................       Sweden             877,050            24,564,954
          U.S. Bancorp ...............................................   United States        1,225,770            39,665,917
                                                                                                               --------------
                                                                                                                  204,111,832
                                                                                                               --------------
          COMMERCIAL SERVICES & SUPPLIES 0.1%
      (a) Comdisco Holding Co. Inc. ..................................   United States              978                 9,565
   (a, c) Comdisco Holding Co. Inc., Contingent Distribution .........   United States       44,591,246                    --
          Insun ENT Co. Ltd. .........................................    South Korea         1,448,946             7,827,395
                                                                                                               --------------
                                                                                                                    7,836,960
                                                                                                               --------------
          COMPUTERS & PERIPHERALS 0.2%
(a, f, g) DecisionOne Corp. ..........................................   United States        1,008,199                    --
(a, f, g) DecisionOne Corp., wts., 6/08/17 ...........................   United States          553,576                    --
      (a) Dell Inc. ..................................................   United States          706,270            14,068,898
                                                                                                               --------------
                                                                                                                   14,068,898
                                                                                                               --------------
          CONSUMER FINANCE 0.7%
   (a, f) Cerberus CG Investor I LLC .................................   United States        6,600,000             4,663,880
   (a, f) Cerberus CG Investor II LLC ................................   United States        6,600,000             4,663,880
   (a, f) Cerberus CG Investor III LLC ...............................   United States        3,300,000             2,331,940
   (a, f) Cerberus FIM Investors Auto Finance LLC ....................   United States        4,648,194             2,105,323
   (a, f) Cerberus FIM Investors Commercial Finance LLC ..............   United States          387,180               175,367
   (a, f) Cerberus FIM Investors Commercial Mortgage LLC .............   United States          725,710               328,698
   (a, f) Cerberus FIM Investors Insurance LLC .......................   United States        3,549,493             1,607,685
   (a, f) Cerberus FIM Investors Rescap LLC ..........................   United States        6,608,423             2,993,177
      (a) SLM Corp. ..................................................   United States          798,970            12,264,190
   (a, g) White River Capital Inc. ...................................   United States          549,751             8,460,668
                                                                                                               --------------
                                                                                                                   39,594,808
                                                                                                               --------------
          DIVERSIFIED FINANCIAL SERVICES 1.0%
          Deutsche Boerse AG .........................................      Germany              66,220            10,663,668
          Fortis .....................................................      Belgium           1,736,332            43,682,818
      (a) Fortis VVPR Strip ..........................................      Belgium             530,532                 8,374
      (a) Liberty Media Holding Corp.-Capital, A .....................   United States          293,712             4,623,027
   (a, c) Marconi Corp., Contingent Distribution .....................   United Kingdom      34,293,500                    --
                                                                                                               --------------
                                                                                                                   58,977,887
                                                                                                               --------------


                    Quarterly Statements of Investments | 15

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
          MUTUAL QUALIFIED FUND                                              COUNTRY      WARRANTS/CONTRACTS       VALUE
----------------------------------------------------------------------   --------------   ------------------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
(a, e, f) AboveNet Inc. ..............................................    United States          387,649       $   19,382,450
(a, e, f) AboveNet Inc., stock grants, grant price $20.95, expiration
          date 9/09/13 ...............................................    United States              510               18,284
(a, e, f) AboveNet Inc., wts., 9/08/08 ...............................    United States           13,684              536,413
(a, e, f) AboveNet Inc., wts., 9/08/10 ...............................    United States           16,099              579,564
          Chunghwa Telecom Co. Ltd., ADR .............................       Taiwan               36,995              962,610
          Embarq Corp. ...............................................    United States            5,943              238,314
(a, c, d) Global Crossing Holdings Ltd., Contingent Distribution .....    United States       49,411,586                   --
                                                                                                               --------------
                                                                                                                   21,717,635
                                                                                                               --------------
          ELECTRIC UTILITIES 0.6%
          E.ON AG ....................................................       Germany             198,820           37,090,877
                                                                                                               --------------
          ENERGY EQUIPMENT & SERVICES 2.9%
          Bourbon SA .................................................       France              579,563           34,942,468
      (a) BW Offshore Ltd. ...........................................       Norway            2,813,120            8,396,548
          Seadrill Ltd. ..............................................       Bermuda           3,251,262           87,147,229
      (a) Transocean Inc. ............................................    United States          294,405           39,803,556
                                                                                                               --------------
                                                                                                                  170,289,801
                                                                                                               --------------
          FOOD & STAPLES RETAILING 3.3%
          Carrefour SA ...............................................       France            1,494,958          115,308,385
          CVS Caremark Corp. .........................................    United States        1,849,966           74,942,123
                                                                                                               --------------
                                                                                                                  190,250,508
                                                                                                               --------------
          FOOD PRODUCTS 7.5%
          Cadbury Schweppes PLC ......................................   United Kingdom        4,306,301           47,301,301
          CSM NV .....................................................     Netherlands         1,909,144           65,175,560
          Groupe Danone ..............................................       France            1,681,422          150,310,573
          Kraft Foods Inc., A ........................................    United States          472,085           14,639,356
      (a) Lighthouse Caledonia ASA ...................................       Norway              416,331              342,548
          Lotte Confectionary Co. Ltd. ...............................     South Korea            30,405           38,990,609
   (a, h) Marine Harvest .............................................       Norway           48,980,183           28,661,943
          Nestle SA ..................................................     Switzerland           160,750           80,302,182
          Nong Shim Co. Ltd. .........................................     South Korea            81,743           14,898,381
                                                                                                               --------------
                                                                                                                  440,622,453
                                                                                                               --------------
          HEALTH CARE EQUIPMENT & SUPPLIES 0.1%
          Covidien Ltd. ..............................................    United States          120,145            5,316,416
                                                                                                               --------------
          HEALTH CARE PROVIDERS & SERVICES 2.3%
(a, e, f) Kindred Healthcare Inc. ....................................    United States        1,444,624           30,014,231
(a, e, f) Kindred Healthcare Inc., stock grants:
          grant price $18.15, expiration date 7/17/11 ................    United States            5,072               13,322
          grant price $19.87, expiration date 1/01/12 ................    United States            1,523                1,381
          grant price $6.94, expiration date 1/01/13 .................    United States            1,514               20,948


                    16 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
          MUTUAL QUALIFIED FUND                                              COUNTRY      WARRANTS/CONTRACTS       VALUE
----------------------------------------------------------------------   --------------   ------------------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
(a, e, f) Kindred Healthcare Inc., stock grants: (continued)
          grant price $19.87, expiration date 1/01/14 ................    United States           1,504        $        1,363
          grant price $21.33, expiration date 1/10/15 ................    United States             939                    --
          grant price $22.08, expiration date 1/10/16 ................    United States             625                    --
          grant price $19.40, expiration date 1/10/17 ................    United States             312                   429
      (a) PharMerica Inc. ............................................    United States         528,767             8,761,669
          Quest Diagnostics Inc. .....................................    United States         568,700            25,745,049
          Rhoen-Klinikum AG ..........................................       Germany          2,314,092            68,408,168
                                                                                                               --------------
                                                                                                                  132,966,560
                                                                                                               --------------
          HOTELS, RESTAURANTS & LEISURE 0.0%(i)
      (a) Trump Entertainment Resorts Inc.............................    United States         693,717             2,497,381
                                                                                                               --------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
          Constellation Energy Group .................................    United States          86,620             7,645,947
                                                                                                               --------------
          INDUSTRIAL CONGLOMERATES 3.6%
          Keppel Corp. Ltd. ..........................................      Singapore         5,486,488            39,466,835
      (e) Orkla ASA ..................................................       Norway           9,599,083           121,578,960
          Siemens AG .................................................       Germany            460,520            50,289,971
                                                                                                               --------------
                                                                                                                  211,335,766
                                                                                                               --------------
          INSURANCE 9.9%
      (a) Alleghany Corp. ............................................    United States         146,673            50,088,809
          Allianz SE .................................................       Germany             59,630            11,837,663
          American International Group Inc. ..........................    United States         249,250            10,780,062
          Assicurazioni Generali SpA .................................        Italy             327,778            14,733,616
      (a) Berkshire Hathaway Inc., A .................................    United States             468            62,431,200
      (a) Berkshire Hathaway Inc., B .................................    United States          16,044            71,763,207
      (a) Conseco Inc. ...............................................    United States       1,264,210            12,894,942
          Hartford Financial Services Group Inc. .....................    United States         482,200            36,536,294
(a, f, g) Imagine Group Holdings Ltd. ................................       Bermuda          2,814,856            32,201,953
          Old Republic International Corp.............................    United States       2,135,500            27,569,305
   (a, f) Olympus Re Holdings Ltd. ...................................    United States          97,300               318,677
          Prudential Financial Inc. ..................................    United States         461,000            36,073,250
      (f) Symetra Financial ..........................................    United States       3,434,760            47,743,164
          White Mountains Insurance Group Ltd. .......................    United States         346,730           166,430,400
                                                                                                               --------------
                                                                                                                  581,402,542
                                                                                                               --------------
          MACHINERY 2.3%
          Kone OYJ, B ................................................       Finland          2,877,200           118,022,794
   (a, f) Motor Coach Industries International Inc., wts., 5/27/09 ...    United States               5                    --
          NACCO Industries Inc., A ...................................    United States         172,254            13,942,239
                                                                                                               --------------
                                                                                                                  131,965,033
                                                                                                               --------------


                    Quarterly Statements of Investments | 17

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
          MUTUAL QUALIFIED FUND                                              COUNTRY      WARRANTS/CONTRACTS       VALUE
----------------------------------------------------------------------   --------------   ------------------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          MEDIA 3.8%
      (a) Adelphia Recovery Trust ....................................    United States       38,254,708       $    2,677,829
   (a, c) Adelphia Recovery Trust Arahova Contingent Value Vehicle,
          Contingent Distribution ....................................    United States        4,899,492            2,498,741
   (a, c) Century Communications Corp., Contingent Distribution ......    United States       13,497,000                   --
          CJ CGV Co. Ltd. ............................................     South Korea           574,910            8,881,833
      (a) Comcast Corp., A ...........................................    United States          829,640           15,738,271
      (a) Liberty Media Corp-Entertainment, Series A .................    United States        1,229,648           27,839,231
          News Corp., A ..............................................    United States        1,767,710           33,144,562
      (a) Time Warner Cable Inc., A ..................................    United States          862,699           21,550,221
          Time Warner Inc. ...........................................    United States        3,504,460           49,132,529
   (a, d) TVMAX Holdings Inc. ........................................    United States          111,391                   --
      (a) Viacom Inc., B .............................................    United States          230,350            9,126,467
          Virgin Media Inc. ..........................................   United Kingdom        3,655,939           51,439,062
                                                                                                               --------------
                                                                                                                  222,028,746
                                                                                                               --------------
          METALS & MINING 0.5%
(a, f, g) Esmark Inc. ................................................    United States        3,087,162           31,396,438
                                                                                                               --------------
          MULTI-UTILITIES 0.8%
          Energy East Corp. ..........................................    United States          256,070            6,176,409
          NorthWestern Corp. .........................................    United States          311,667            7,595,325
   (a, c) NorthWestern Corp., Contingent Distribution ................    United States        9,346,450              697,587
          RWE AG .....................................................       Germany             281,473           34,758,029
                                                                                                               --------------
                                                                                                                   49,227,350
                                                                                                               --------------
          MULTILINE RETAIL 1.2%
          Jelmoli Holding AG .........................................     Switzerland            24,399           68,771,089
                                                                                                               --------------
          OIL, GAS & CONSUMABLE FUELS 2.6%
          BP PLC .....................................................   United Kingdom        1,221,600           12,412,237
          BP PLC, ADR ................................................   United Kingdom          193,700           11,747,905
          Eni SpA ....................................................        Italy            1,452,100           49,503,948
          Royal Dutch Shell PLC, A ...................................   United Kingdom          798,053           27,534,136
          Total SA, B ................................................       France              665,472           49,406,793
                                                                                                               --------------
                                                                                                                  150,605,019
                                                                                                               --------------
          PAPER & FOREST PRODUCTS 2.4%
      (a) Domtar Corp. ...............................................    United States        2,118,456           14,469,054
          Mondi Ltd. .................................................   United Kingdom           49,172              415,699
          Weyerhaeuser Co. ...........................................    United States        1,952,105          126,964,909
                                                                                                               --------------
                                                                                                                  141,849,662
                                                                                                               --------------
          PHARMACEUTICALS 1.1%
          Pfizer Inc. ................................................    United States        1,871,640           39,173,425
          Sanofi-Aventis .............................................       France              121,034            9,077,649
      (a) Valeant Pharmaceuticals International ......................    United States        1,025,100           13,152,033
                                                                                                               --------------
                                                                                                                   61,403,107
                                                                                                               --------------


                    18 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
          MUTUAL QUALIFIED FUND                                              COUNTRY      WARRANTS/CONTRACTS        VALUE
----------------------------------------------------------------------   --------------   ------------------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          REAL ESTATE 3.7%
      (a) Alexander's Inc. ...........................................    United States         108,590        $   38,495,155
      (d) Canary Wharf Group PLC .....................................   United Kingdom       8,298,072            68,421,674
          Link REIT ..................................................      Hong Kong        12,491,769            27,698,149
          Swire Pacific Ltd., A ......................................      Hong Kong         3,620,800            40,839,937
          Swire Pacific Ltd., B ......................................      Hong Kong         5,292,600            11,789,739
          Ventas Inc. ................................................    United States         669,525            30,068,368
                                                                                                               --------------
                                                                                                                  217,313,022
                                                                                                               --------------
          SOFTWARE 0.7%
          Microsoft Corp. ............................................    United States       1,354,430            38,438,723
                                                                                                               --------------
          THRIFTS & MORTGAGE FINANCE 0.4%
      (g) Imperial Capital Bancorp Inc. ..............................    United States         445,796             9,638,109
          Sovereign Bancorp Inc. .....................................    United States       1,152,396            10,740,331
                                                                                                               --------------
                                                                                                                   20,378,440
                                                                                                               --------------
          TOBACCO 12.1%
          Altria Group Inc. ..........................................    United States       1,137,077            25,243,109
          British American Tobacco PLC ...............................   United Kingdom       3,939,454           147,835,467
          Imperial Tobacco Group PLC .................................   United Kingdom       1,509,119            69,420,541
          Japan Tobacco Inc. .........................................        Japan              12,142            60,743,476
          KT&G Corp. .................................................     South Korea        3,097,050           242,672,873
      (a) Philip Morris International Inc. ...........................    United States       1,137,077            57,513,355
          Reynolds American Inc. .....................................    United States       1,710,600           100,976,718
                                                                                                               --------------
                                                                                                                  704,405,539
                                                                                                               --------------
          TRADING COMPANIES & DISTRIBUTORS 1.2%
          Kloeckner & Co. AG .........................................       Germany          1,343,768            69,776,592
                                                                                                               --------------
          TRANSPORTATION INFRASTRUCTURE 0.0%(i)
      (a) Groupe Eurotunnel SA, wts., 12/30/11 .......................        France          1,861,027               587,452
                                                                                                               --------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $2,938,190,496) ...................................                                          4,340,142,375
                                                                                                               --------------
          PREFERRED STOCKS 0.1%
          AUTO COMPONENTS 0.1%
      (f) Dana Holding Corp., 4.00%, cvt. pfd., B ....................    United States          48,807             4,443,469
                                                                                                               --------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(i)
      (f) PTV Inc., 10.00%, pfd., A ..................................   United Kingdom          92,938                18,588
                                                                                                               --------------
          TOTAL PREFERRED STOCKS (COST $5,010,813) ...................                                              4,462,057
                                                                                                               --------------
          OPTIONS PURCHASED 3.0%
          PUT OPTIONS 3.0%
      (a) Dow Jones EUROSTOXX 50, exercise price $3,300.00, expiration
             date 12/19/08, contracts ................................    United States          46,687             8,857,048


                    Quarterly Statements of Investments | 19

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
          MUTUAL QUALIFIED FUND                                              COUNTRY      WARRANTS/CONTRACTS        VALUE
----------------------------------------------------------------------   --------------   ------------------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          OPTIONS PURCHASED (CONTINUED)
          PUT OPTIONS (CONTINUED)
      (a) Dow Jones EUROSTOXX 50, exercise price $3,350.00,
             expiration date 2/20/09, contracts ......................    United States          53,667        $   12,297,510
      (a) Dow Jones EUROSTOXX 50, exercise price $3,400.00,
             expiration date 2/20/09, contracts ......................    United States          39,600             9,726,781
      (a) Index basket consisting of 50% Dow Jones EUROSTOXX 50
             (exercise price $4,083.52), 50% S&P 500 Index (exercise
             price $1,393.78), expiration date 7/18/08, contracts ....    United States       3,500,000            31,478,054
      (a) Index basket consisting of 55% Dow Jones EUROSTOXX 50
             (exercise price $4,091.24), 45% S&P 500 Index (exercise
             price $1,381.87), expiration date 6/20/08, contracts ....    United States      10,000,000            88,591,132
      (a) S&P 500 Index, exercise price $1,200.00, expiration date
             12/20/08, contracts .....................................    United States           2,615            16,369,900
      (a) S&P 500 Index, exercise price $1,225.00, expiration date
             12/20/08, contracts .....................................    United States           1,100             7,678,000
                                                                                                               --------------
          TOTAL OPTIONS PURCHASED (COST $87,026,475) .................                                            174,998,425
                                                                                                               --------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT(j)
                                                                                          -------------
          CORPORATE BONDS & NOTES 4.0%
      (b) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .....       Canada           2,505,000 CAD         2,439,349
      (f) Cerberus CG Investor I LLC, 12.00%, 7/31/14 ................    United States       6,600,000             4,663,880
      (f) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ...............    United States       6,600,000             4,663,880
      (f) Cerberus CG Investor III LLC, 12.00%, 7/31/14 ..............    United States       3,300,000             2,331,940
      (f) Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ..    United States      13,935,097             6,311,674
      (f) Cerberus FIM Investors Commercial Finance LLC, 12.00%,
             11/22/13 ................................................    United States       1,161,542               526,101
      (f) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
             11/22/13 ................................................    United States       2,177,131               986,096
      (f) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 .....    United States      10,648,479             4,823,054
      (f) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ........    United States      19,825,266             8,979,529
   (f, g) DecisionOne Corp.,
             12.00%, 4/15/10 .........................................    United States       1,259,008             1,259,008
             (k) FRN, 7.912%, 5/12/09 ................................    United States         232,502               232,502
          Eurotunnel Group UK PLC, cvt., sub. bond, NRS II,
             6.00%, 7/28/10 ..........................................   United Kingdom      11,449,793 EUR        25,177,115
             6.00%, 7/28/10 ..........................................   United Kingdom       6,867,617 GBP        18,859,602
          Groupe Eurotunnel SA, cvt.,
             NRS I, T2, 3.00%, 6/28/09 ...............................        France             31,400 EUR            92,506
             NRS I, T2, 3.00%, 6/28/09 ...............................        France             24,416 GBP            90,214
             NRS I, T3, 3.00%, 7/28/10 ...............................        France          9,114,500 EUR        25,916,583
             NRS I, T3, 3.00%, 7/28/10 ...............................        France          5,276,020 GBP        18,813,989
             NRS II, 6.00%, 7/28/10 ..................................        France         10,664,907 EUR        22,188,057
             NRS II, 6.00%, 7/28/10 ..................................        France          6,219,008 GBP        16,152,641
             sub. bond, NRS I, T1, 3.00%, 7/28/08 ....................        France             31,400 EUR            99,941
             sub. bond, NRS I, T1, 3.00%, 7/28/08 ....................        France             24,416 GBP            97,484


                    20 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL AMOUNT/
          MUTUAL QUALIFIED FUND                                              COUNTRY          SHARES(j)             VALUE
----------------------------------------------------------------------   --------------   ------------------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS & NOTES (CONTINUED)
      (b) Indianapolis Downs LLC,
             senior secured note, 144A, 11.00%, 11/01/12 .............    United States       2,950,000        $    2,581,250
             senior secured sub. note, 144A, PIK, 15.50%, 11/01/13 ...    United States      10,050,000             9,597,750
   (e, f) International Automotive Components Group NA LLC, 9.00%,
             4/01/17 .................................................    United States       1,560,200             1,560,200
   (f, k) Motor Coach Industries International Inc., FRN, 16.085%,
             12/01/08 ................................................    United States      25,516,451            24,240,628
   (f, k) Pontus I LLC, junior note, 144A, FRN,
             5.349%, 7/24/09 .........................................    United States       6,572,966             5,248,317
             5.575%, 7/24/09 .........................................    United States       5,937,400             6,211,104
             6.901%, 7/24/09 .........................................    United States       6,563,700             5,481,548
   (f, k) Pontus II Trust, junior note, 144A, FRN, 6.901%, 6/25/09 ...    United States       3,281,900             2,740,816
          Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ...........    United States      13,553,108             9,216,113
      (d) TVMAX Holdings Inc., PIK,
             11.50%, 5/31/08 .........................................    United States         357,435               250,204
             14.00%, 5/31/08 .........................................    United States         750,977               525,684
                                                                                                               --------------
          TOTAL CORPORATE BONDS & NOTES (COST $262,640,181) ..........                                            232,358,759
                                                                                                               --------------
          CORPORATE BONDS & NOTES IN REORGANIZATION
             (COST $1,203) 0.0%(g)
   (d, l) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ....    United States          40,000                   200
                                                                                                               --------------
          U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $20,000,000) 0.3%
          FHLB, 3.00%, 3/04/09 .......................................    United States      20,000,000            20,026,260
                                                                                                               --------------
          TOTAL LONG TERM INVESTMENTS (COST $3,312,869,168) ..........                                          4,771,988,076
                                                                                                               --------------
          SHORT TERM INVESTMENTS 18.6%
          U.S. GOVERNMENT AND AGENCY SECURITIES 18.4%
      (m) FHLB,
             4/01/08 .................................................    United States     298,800,000           298,800,000
      (n)    4/02/08 - 3/04/09 .......................................    United States     713,099,000           707,467,769
      (m) U.S. Treasury Bills, 4/24/08 - 5/01/08 .....................    United States      66,500,000            66,452,186
                                                                                                               --------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $1,070,509,367) ...................................                                          1,072,719,955
                                                                                                               --------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND REPURCHASE
             AGREEMENT (COST $4,383,378,535) .........................                                          5,844,708,031
                                                                                                               --------------
      (o) INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES (COST $2,742,222) 0.0%(i)
          MONEY MARKET FUND 0.0%(i)
      (p) Bank of New York Institutional Cash Reserve Fund, 2.92% ....    United States       2,742,222             2,742,222
                                                                                                               --------------
          REPURCHASE AGREEMENT (COST $14,500,000) 0.2%
      (q) Merrill Lynch & Co. Inc., 1.25%, 4/01/08 (Maturity Value
             $14,500,503) Collateralized by (m) U.S. Government Agency
             Bond, Strip, 4/06/08 - 3/15/31 ..........................    United States      14,500,000            14,500,000
                                                                                                               --------------


                    Quarterly Statements of Investments | 21

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

          MUTUAL QUALIFIED FUND                                                                                     VALUE
---------------------------------------------------------------------                                          --------------
          TOTAL INVESTMENTS (COST $4,400,620,757) 100.3% ............                                          $5,861,950,253
          NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS
             (1.4)% .................................................                                             (78,629,967)
          OTHER ASSETS, LESS LIABILITIES 1.1% .......................                                              62,069,876
                                                                                                               --------------
          NET ASSETS 100.0% ..........................................                                         $5,845,390,162
                                                                                                               ==============

See Currency and Selected Portfolio Abbreviations on page 54.

(a)  Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2008, the aggregate value of these securities were $15,817,178, representing 0.27% of net assets.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2008, the aggregate value of these securities were $72,280,805, representing 1.24% of net assets.

(e)  See Note 8 regarding other considerations.

(f)  See Note 6 regarding restricted securities.

(g)  See Note 7 regarding holdings of 5% voting securities.

(h)  A portion or all of the security is on loan as of March 31, 2008.

(i)  Rounds to less than 0.1% of net assets.

(j)  The principal amount is stated in U.S. dollars unless otherwise indicated.


(k)  The coupon rate shown represents the rate at period end.

(l)  Defaulted security.

(m)  The security is traded on a discount basis with no stated coupon rate.

(n) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2008, the value of securities and or cash pledged amounted to $18,979,001.

(o)  Collateral for loaned securities.

(p)  The rate shown is the annualized seven-day yield at period end.

(q) At March 31, 2008, all repurchase agreements had been entered into on that date.


                  22 | See Notes to Statements of Investments.
                     | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                                                              SHARES/
                                                                                             WARRANTS/
          MUTUAL BEACON FUND                                                 COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------   --------------   ---------------   --------------
          LONG TERM INVESTMENTS 96.3%
          COMMON STOCKS AND OTHER EQUITY INTERESTS 91.3%
          AIR FREIGHT & LOGISTICS 1.3%
          Deutsche Post AG ...........................................       Germany        2,364,674       $   72,329,358
          TNT NV .....................................................     Netherlands        474,002           17,603,202
                                                                                                            --------------
                                                                                                                89,932,560
                                                                                                            --------------
          AIRLINES 0.4%
      (a) ACE Aviation Holdings Inc., A ..............................        Canada          920,863           18,885,586
   (a, b) ACE Aviation Holdings Inc., A, 144A ........................        Canada           46,508              953,813
      (a) Northwest Airlines Corp. ...................................    United States       917,990            8,252,730
   (a, c) Northwest Airlines Corp., Contingent Distribution ..........    United States    35,952,000              719,040
                                                                                                            --------------
                                                                                                                28,811,169
                                                                                                            --------------
          AUTO COMPONENTS 0.6%
(a, c, d) Collins & Aikman Products Co., Contingent Distribution .....    United States     1,508,338               75,417
      (a) Dana Holding Corp. .........................................    United States       590,133            5,901,330
   (a, c) Dana Holding Corp., Contingent Distribution ................    United States    16,890,000            1,351,200
      (a) Goodyear Tire & Rubber Co. .................................    United States     1,347,098           34,755,128
                                                                                                            --------------
                                                                                                                42,083,075
                                                                                                            --------------
          AUTOMOBILES 2.0%
          Daimler AG .................................................       Germany          444,830           38,073,538
          General Motors Corp. .......................................    United States     3,358,839           63,985,883
(a, e, f) International Automotive Components Group Brazil LLC .......        Brazil        2,387,711            8,934,861
(a, e, f) International Automotive Components Group Japan LLC ........        Japan           378,194            3,216,801
(a, e, f) International Automotive Components Group LLC ..............     Luxembourg      10,149,082           10,851,398
(a, e, f) International Automotive Components Group NA LLC ...........    United States     6,469,827            6,461,739
                                                                                                            --------------
                                                                                                               131,524,220
                                                                                                            --------------
          BEVERAGES 2.1%
          Brown-Forman Corp., A ......................................    United States       308,260           21,343,923
          Brown-Forman Corp., B ......................................    United States       362,618           24,012,564
          Carlsberg AS, A ............................................       Denmark           74,900            9,526,862
          Carlsberg AS, B ............................................       Denmark          671,304           85,812,344
                                                                                                            --------------
                                                                                                               140,695,693
                                                                                                            --------------
          BUILDING PRODUCTS 0.4%
          Armstrong World Industries Inc. ............................    United States           757               26,995
   (a, c) Armstrong World Industries Inc., Contingent Distribution ...    United States     2,583,000               12,915
          Trane Inc. .................................................    United States       602,600           27,659,340
                                                                                                            --------------
                                                                                                                27,699,250
                                                                                                            --------------
          CAPITAL MARKETS 0.1%
          Merrill Lynch & Co. Inc. ...................................    United States       167,490            6,823,543
                                                                                                            --------------


                    Quarterly Statements of Investments | 23

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                              SHARES/
                                                                                             WARRANTS/
          MUTUAL BEACON FUND                                                 COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------   --------------   ---------------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CHEMICALS 0.6%
(a, c, d) Dow Corning Corp., Contingent Distribution .................    United States    23,723,548       $    3,149,637
          Huntsman Corp. .............................................    United States     1,700,260           40,041,123
                                                                                                            --------------
                                                                                                                43,190,760
                                                                                                            --------------
          COMMERCIAL BANKS 7.8%
      (a) Banco Popolare SpA .........................................        Italy         2,450,074           40,564,325
          BNP Paribas SA .............................................       France           727,050           73,313,968
          Danske Bank AS .............................................       Denmark        1,524,804           56,231,595
(a, f, g) FE Capital Holdings Ltd. ...................................        Japan            35,242            9,060,420
(a, f, g) First Chicago Bancorp ......................................    United States     1,157,143           16,200,002
          Intesa Sanpaolo SpA ........................................        Italy         7,552,024           53,219,941
          Mitsubishi UFJ Financial Group Inc. ........................        Japan         2,777,112           23,944,221
   (a, f) NCB Warrant Holdings Ltd., A ...............................        Japan           163,895            3,819,823
      (a) Societe Generale ...........................................       France            45,382            4,377,806
          Societe Generale, A ........................................       France           178,750           17,497,152
          Svenska Handelsbanken AB, A ................................        Sweden        1,458,813           42,454,438
          U.S. Bancorp ...............................................    United States     5,538,540          179,227,155
          Wells Fargo & Co. ..........................................    United States       212,420            6,181,422
                                                                                                            --------------
                                                                                                               526,092,268
                                                                                                            --------------
          COMMERCIAL SERVICES & SUPPLIES 0.0%(h)
      (a) Comdisco Holding Co. Inc. ..................................    United States         1,202               11,756
   (a, c) Comdisco Holding Co. Inc., Contingent Distribution .........    United States    54,914,113                   --
                                                                                                            --------------
                                                                                                                    11,756
                                                                                                            --------------
          COMMUNICATIONS EQUIPMENT 1.9%
          Motorola Inc. ..............................................    United States     7,418,623           68,993,194
          Telefonaktiebolaget LM Ericsson, B .........................       Sweden        24,409,426           47,877,722
          Telefonaktiebolaget LM Ericsson, B, ADR ....................       Sweden           724,000           14,226,600
                                                                                                            --------------
                                                                                                               131,097,516
                                                                                                            --------------
          COMPUTERS & PERIPHERALS 1.5%
(a, f, g) DecisionOne Corp. ..........................................    United States     1,142,353                   --
(a, f, g) DecisionOne Corp., wts., 6/08/17 ...........................    United States       627,237                   --
      (a) Dell Inc. ..................................................    United States     4,061,020           80,895,518
      (a) Lexmark International Inc., A ..............................    United States       664,600           20,416,512
                                                                                                            --------------
                                                                                                               101,312,030
                                                                                                            --------------
          ONSUMER FINANCE 1.6%
          American Express Co. .......................................    United States       505,670           22,107,892
   (a, f) Cerberus CG Investor I LLC .................................    United States    18,089,600           12,782,989
   (a, f) Cerberus CG Investor II LLC ................................    United States    18,089,600           12,782,989
   (a, f) Cerberus CG Investor III LLC ...............................    United States     9,044,800            6,391,495


                    24 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                              SHARES/
                                                                                             WARRANTS/
          MUTUAL BEACON FUND                                                 COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------   --------------   ---------------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CONSUMER FINANCE (CONTINUED)
   (a, f) Cerberus FIM Investors Auto Finance LLC ....................    United States     5,706,149       $    2,584,507
   (a, f) Cerberus FIM Investors Commercial Finance LLC ..............    United States       475,305              215,282
   (a, f) Cerberus FIM Investors Commercial Mortgage LLC .............    United States       890,886              403,512
   (a, f) Cerberus FIM Investors Insurance LLC .......................    United States     4,357,377            1,973,602
   (a, f) Cerberus FIM Investors Rescap LLC ..........................    United States     8,112,533            3,674,439
      (a) SLM Corp. ..................................................    United States     2,785,220           42,753,127
                                                                                                            --------------
                                                                                                               105,669,834
                                                                                                            --------------
          CONTAINERS & PACKAGING 0.6%
          Temple-Inland Inc. .........................................    United States     3,074,547           39,108,238
                                                                                                            --------------
          DIVERSIFIED FINANCIAL SERVICES 2.4%
          Bank of America Corp. ......................................    United States       166,220            6,301,400
          Fortis .....................................................       Belgium        5,623,830          141,484,890
      (a) Fortis VVPR Strip ..........................................       Belgium        2,249,532               35,504
          JPMorgan Chase & Co. .......................................    United States       147,850            6,350,158
      (a) Liberty Media Holding Corp.-Capital, A .....................    United States       332,368            5,231,472
   (a, c) Marconi Corp., Contingent Distribution .....................   United Kingdom    42,651,300                   --
                                                                                                            --------------
                                                                                                               159,403,424
                                                                                                            --------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
(a, e, f) AboveNet Inc. ..............................................    United States       466,432           23,321,600
(a, e, f) AboveNet Inc., stock grants, grant price $20.95, expiration
             date 9/09/13 ............................................    United States           613               21,976
(a, e, f) AboveNet Inc., wts., 9/08/08 ...............................    United States        16,857              660,794
(a, e, f) AboveNet Inc., wts., 9/08/10 ...............................    United States        19,829              713,844
(a, c, d) Global Crossing Holdings Ltd., Contingent Distribution .....    United States    60,632,757                   --
          Telefonica SA ..............................................        Spain         1,317,275           37,838,804
      (a) Time Warner Telecom Inc., A ................................    United States     3,001,430           46,492,151
                                                                                                            --------------
                                                                                                               109,049,169
                                                                                                            --------------
          ELECTRIC UTILITIES 0.9%
          Exelon Corp. ...............................................    United States       542,960           44,126,359
          Iberdrola SA, Br. ..........................................        Spain           937,835           14,535,417
                                                                                                            --------------
                                                                                                                58,661,776
                                                                                                            --------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
          Tyco Electronics Ltd. ......................................    United States     1,705,745           58,541,168
                                                                                                            --------------
          ENERGY EQUIPMENT & SERVICES 2.2%
      (a) Exterran Holding Inc. ......................................    United States       251,600           16,238,264
          Seadrill Ltd. ..............................................       Bermuda        2,283,800           61,215,258
   (a, i) Transocean Inc. ............................................    United States       507,510           68,615,352
                                                                                                            --------------
                                                                                                               146,068,874
                                                                                                            --------------


                    Quarterly Statements of Investments | 25

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                               SHARES/
                                                                                              WARRANTS/
          MUTUAL BEACON FUND                                                 COUNTRY          CONTRACTS           VALUE
----------------------------------------------------------------------   ---------------   --------------   ----------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          FOOD & STAPLES RETAILING 2.7%
          Carrefour SA ...............................................        France            1,069,252   $     82,473,034
          CVS Caremark Corp. .........................................     United States        2,408,574         97,571,333
                                                                                                            ----------------
                                                                                                                 180,044,367
                                                                                                            ----------------
          FOOD PRODUCTS 4.0%
          Cadbury Schweppes PLC ......................................    United Kingdom        4,497,511         49,401,591
      (g) Farmer Brothers Co. ........................................    United States         1,033,896         23,924,354
          Groupe Danone ..............................................        France              764,690         68,359,396
      (a) Lighthouse Caledonia ASA ...................................        Norway              615,270            506,231
   (a, j) Marine Harvest .............................................        Norway           72,384,735         42,357,685
          Nestle SA ..................................................     Switzerland            175,235         87,538,120
                                                                                                            ----------------
                                                                                                                 272,087,377
                                                                                                            ----------------
          HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
          Hill-Rom Holdings Inc. .....................................     United States          889,128         42,500,318
                                                                                                            ----------------
          HEALTH CARE PROVIDERS & SERVICES 3.0%
      (a) Community Health Systems Inc. ..............................     United States        1,692,360         56,812,525
(a, e, f) Kindred Healthcare Inc. ....................................     United States        1,639,289         34,058,688
(a, e, f) Kindred Healthcare Inc., stock grants:
          grant price $18.15, expiration date 7/17/11 ................     United States            5,731             15,053
          grant price $19.87, expiration date 1/01/12 ................     United States            1,720              1,559
          grant price $6.94, expiration date 1/01/13 .................     United States            1,710             23,660
          grant price $19.87, expiration date 1/01/14 ................     United States            1,702              1,543
          grant price $21.33, expiration date 1/10/15 ................     United States            1,064                 --
          grant price $22.08, expiration date 1/10/16 ................     United States              709                 --
          grant price $19.40, expiration date 1/10/17 ................     United States              354                487
      (a) PharMerica Inc. ............................................     United States          600,019          9,942,315
          Quest Diagnostics Inc. .....................................     United States          938,540         42,487,706
      (a) Tenet Healthcare Corp. .....................................     United States        9,752,777         55,200,718
                                                                                                            ----------------
                                                                                                                 198,544,254
                                                                                                            ----------------
          HOTELS, RESTAURANTS & LEISURE 0.1%
      (a) Penn National Gaming Inc. ..................................     United States          157,900          6,904,967
      (a) Trump Entertainment Resorts Inc. ...........................     United States          895,133          3,222,479
                                                                                                            ----------------
                                                                                                                  10,127,446
                                                                                                            ----------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.1%
          Constellation Energy Group .................................     United States          828,661         73,145,906
                                                                                                            ----------------
          INDUSTRIAL CONGLOMERATES 3.6%
          Koninklijke Philips Electronics NV .........................     Netherlands            436,480         16,691,960
      (e) Orkla ASA ..................................................        Norway            8,348,283        105,736,721
          Siemens AG .................................................        Germany             738,980         80,698,521
          Tyco International Ltd. ....................................     United States          935,315         41,200,626
                                                                                                            ----------------
                                                                                                                 244,327,828
                                                                                                            ----------------


                    26 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                               SHARES/
                                                                                              WARRANTS/
          MUTUAL BEACON FUND                                                 COUNTRY          CONTRACTS           VALUE
----------------------------------------------------------------------   ---------------   --------------   ----------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          INSURANCE 9.3%
      (a) Alleghany Corp. ............................................     United States          173,003   $     59,080,599
          Allianz SE .................................................       Germany              244,340         48,506,029
          American International Group Inc. ..........................     United States          838,060         36,246,095
      (a) Berkshire Hathaway Inc., A .................................     United States              741         98,849,400
      (a) Berkshire Hathaway Inc., B .................................     United States           10,755         48,106,039
          Hartford Financial Services Group Inc. .....................     United States          348,410         26,399,026
          Old Republic International Corp. ...........................     United States        2,217,426         28,626,970
   (a, f) Olympus Re Holdings Ltd. ...................................     United States          106,700            349,464
          Prudential Financial Inc. ..................................     United States          429,840         33,634,980
      (f) Symetra Financial ..........................................     United States        4,450,920         61,867,788
          White Mountains Insurance Group Ltd. .......................     United States          383,121        183,898,080
                                                                                                            ----------------
                                                                                                                 625,564,470
                                                                                                            ----------------
          INTERNET SOFTWARE & SERVICES 0.3%
      (a) Yahoo! Inc. ................................................     United States          698,640         20,211,655
                                                                                                            ----------------
          IT SERVICES 0.5%
      (a) Alliance Data Systems Corp. ................................     United States          640,840         30,446,308
                                                                                                            ----------------
          LEISURE EQUIPMENT & PRODUCTS 1.2%
          Eastman Kodak Co. ..........................................     United States          372,500          6,582,075
          Mattel Inc. ................................................     United States        3,704,432         73,718,197
                                                                                                            ----------------
                                                                                                                  80,300,272
                                                                                                            ----------------
          MACHINERY 0.0%
   (a, f) Motor Coach Industries International Inc., wts., 5/27/09 ...     United States                6                 --
                                                                                                            ----------------
          MARINE 0.7%
          A.P. Moller - Maersk AS ....................................       Denmark                4,291         47,858,901
                                                                                                            ----------------
          MEDIA 9.2%
      (a) Adelphia Recovery Trust ....................................     United States       48,268,724          3,378,811
   (a, c) Adelphia Recovery Trust Arahova Contingent Value Vehicle,
          Contingent Distribution ....................................     United States        6,161,087          3,142,154
   (a, c) Century Communications Corp., Contingent Distribution ......     United States       16,986,000                 --
          Clear Channel Communications Inc. ..........................     United States          418,320         12,223,310
      (a) Comcast Corp., A ...........................................     United States        8,218,025        155,895,934
      (a) Liberty Media Corp-Entertainment, Series A .................     United States        1,391,472         31,502,926
          News Corp., A ..............................................     United States        7,966,387        149,369,756
      (a) Time Warner Cable Inc., A ..................................     United States        1,830,954         45,737,231
          Time Warner Inc. ...........................................     United States        5,961,920         83,586,119
   (a, d) TVMAX Holdings Inc. ........................................     United States          133,855                 --
      (a) Viacom Inc., B .............................................     United States        1,785,240         70,731,209
          Virgin Media Inc. ..........................................    United Kingdom        4,420,350         62,194,325
                                                                                                            ----------------
                                                                                                                 617,761,775
                                                                                                            ----------------


                    Quarterly Statements of Investments | 27

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                               SHARES/
                                                                                              WARRANTS/
          MUTUAL BEACON FUND                                                 COUNTRY          CONTRACTS           VALUE
----------------------------------------------------------------------   ---------------   --------------   ----------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          METALS & MINING 1.4%
          Alcoa Inc. .................................................    United States         1,083,040   $     39,054,422
(a, f, g) Esmark Inc. ................................................    United States         3,954,729         40,219,594
(a, f, g) PMG LLC ....................................................    United States            29,737         12,006,333
                                                                                                            ----------------
                                                                                                                  91,280,349
                                                                                                            ----------------
          MULTI-UTILITIES 1.9%
          Energy East Corp. ..........................................    United States         1,421,030         34,275,244
   (a, c) NorthWestern Corp., Contingent Distribution ................    United States        11,863,900            885,485
          Puget Energy Inc. ..........................................    United States           927,650         23,998,305
          RWE AG .....................................................       Germany              566,745         69,985,183
                                                                                                            ----------------
                                                                                                                 129,144,217
                                                                                                            ----------------
          PAPER & FOREST PRODUCTS 4.8%
      (a) Domtar Corp. ...............................................    United States         8,423,584         57,533,079
          International Paper Co. ....................................    United States         2,181,840         59,346,048
          MeadWestvaco Corp. .........................................    United States         1,560,233         42,469,542
          Weyerhaeuser Co. ...........................................    United States         2,468,965        160,581,484
                                                                                                            ----------------
                                                                                                                 319,930,153
                                                                                                            ----------------
          PHARMACEUTICALS 1.1%
          Novartis AG ................................................     Switzerland          1,456,348         74,620,609
                                                                                                            ----------------
          REAL ESTATE 2.3%
      (a) Alexander's Inc. ...........................................    United States            38,800         13,754,600
      (d) Canary Wharf Group PLC .....................................    United Kingdom       10,069,634         83,029,072
      (j) The St. Joe Co. ............................................    United States           726,998         31,210,024
          Ventas Inc. ................................................    United States           608,900         27,345,699
                                                                                                            ----------------
                                                                                                                 155,339,395
                                                                                                            ----------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.8%
      (a) LSI Corp. ..................................................    United States        10,548,673         52,215,931
                                                                                                            ----------------
          SOFTWARE 3.3%
      (a) BEA Systems Inc. ...........................................    United States         2,756,080         52,778,932
          Microsoft Corp. ............................................    United States         5,372,610        152,474,672
      (a) NAVTEQ Corp. ...............................................    United States           246,440         16,757,920
                                                                                                            ----------------
                                                                                                                 222,011,524
                                                                                                            ----------------
          THRIFTS & MORTGAGE FINANCE 0.9%
          People's United Financial Inc. .............................    United States         1,692,640         29,299,598
          Sovereign Bancorp Inc. .....................................    United States           764,480          7,124,954
          Washington Mutual Inc. .....................................    United States         2,239,049         23,062,205
                                                                                                            ----------------
                                                                                                                  59,486,757
                                                                                                            ----------------


                    28 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                              SHARES/
                                                                                             WARRANTS/
          MUTUAL BEACON FUND                                                 COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------   --------------   ---------------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          TOBACCO 9.4%
          Altria Group Inc. ..........................................    United States     2,138,378       $   47,471,992
          British American Tobacco PLC ...............................   United Kingdom     2,899,706          108,816,955
          Imperial Tobacco Group PLC .................................   United Kingdom     2,388,683          109,881,106
          Japan Tobacco Inc. .........................................        Japan            12,406           62,064,204
          KT&G Corp. .................................................     South Korea      1,467,553          114,991,783
      (a) Philip Morris International Inc. ...........................    United States     2,138,378          108,159,159
      (k) Reynolds American Inc. .....................................    United States     1,375,684           81,206,627
                                                                                                            --------------
                                                                                                               632,591,826
                                                                                                            --------------
          TRANSPORTATION INFRASTRUCTURE 0.0% (h)
      (a) Groupe Eurotunnel SA, wts., 12/30/11 .......................        France        1,570,655              495,793
                                                                                                            --------------
          WIRELESS TELECOMMUNICATION SERVICES 0.2%
          Sprint Nextel Corp. ........................................   United States      2,478,870           16,583,640
                                                                                                            --------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $5,396,715,384) ...................................                                       6,142,397,394
                                                                                                            --------------
          PREFERRED STOCKS 0.1%
          AUTO COMPONENTS 0.1%
      (f) Dana Holding Corp., 4.00%, cvt. pfd., B ....................    United States        60,625            5,519,399
                                                                                                            --------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(h)
      (f) PTV Inc., 10.00%, pfd., A ..................................   United Kingdom       114,246               22,849
                                                                                                            --------------
          TOTAL PREFERRED STOCKS (COST $6,222,444) ...................                                           5,542,248
                                                                                                            --------------
          OPTIONS PURCHASED 0.9%
          PUT OPTIONS 0.9%
      (a) S&P 500 Index, exercise price $1,250.00, expiration date
          12/20/08, contracts ........................................    United States         2,562           20,137,320
      (a) S&P 500 Index, exercise price $1,300.00, expiration date
          12/20/08, contracts ........................................    United States         3,928           38,023,040
                                                                                                            --------------
          TOTAL OPTIONS PURCHASED (COST $47,182,904) .................                                          58,160,360
                                                                                                            --------------

                                                                                             PRINCIPAL
                                                                                             AMOUNT(l)
                                                                                          ---------------
          CORPORATE BONDS & NOTES 3.8%
      (b) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .....       Canada         1,993,000 CAD        1,940,767
      (f) Cerberus CG Investor I LLC, 12.00%, 7/31/14 ................    United States    18,089,600           12,782,989
      (f) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ...............    United States    18,089,600           12,782,989
      (f) Cerberus CG Investor III LLC, 12.00%, 7/31/14 ..............    United States     9,044,800            6,391,495
      (f) Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ..    United States    17,106,799            7,748,244
      (f) Cerberus FIM Investors Commercial Finance LLC, 12.00%,
          11/22/13 ...................................................    United States     1,425,915              645,845
      (f) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
          11/22/13 ...................................................    United States     2,672,657            1,210,536


                    Quarterly Statements of Investments | 29

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                             PRINCIPAL
          MUTUAL BEACON FUND                                                 COUNTRY         AMOUNT(L)           VALUE
----------------------------------------------------------------------   --------------   ---------------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS & NOTES (CONTINUED)
      (f) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 .....    United States    13,072,130       $    5,920,807
      (f) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ........    United States    24,337,605           11,023,319
   (f, g) DecisionOne Corp.,
             12.00%, 4/15/10 .........................................    United States     1,426,534            1,426,534
            (m) FRN, 7.912%, 5/12/09 .................................    United States       263,440              263,440
          Eurotunnel Group UK PLC, cvt., sub. bond, NRS II,
             6.00%, 7/28/10 ..........................................   United Kingdom     6,034,172 EUR       13,268,628
             6.00%, 7/28/10 ..........................................   United Kingdom     7,383,389 GBP       20,275,995
          Groupe Eurotunnel SA, cvt.,
             NRS I, T2, 3.00%, 6/28/09 ...............................       France            21,700 EUR           63,930
             NRS I, T2, 3.00%, 6/28/09 ...............................       France            24,211 GBP           89,460
             NRS I, T3, 3.00%, 7/28/10 ...............................       France         5,574,500 EUR       15,850,789
             NRS I, T3, 3.00%, 7/28/10 ...............................       France         5,182,586 GBP       18,480,808
             NRS II, 6.00%, 7/28/10 ..................................       France         5,620,528 EUR       11,693,360
             NRS II, 6.00%, 7/28/10 ..................................       France         6,686,067 GBP       17,365,732
             sub. bond, NRS I, T1, 3.00%, 7/28/08 ....................       France            21,700 EUR           69,068
             sub. bond, NRS I, T1, 3.00%, 7/28/08 ....................       France            24,211 GBP           96,667
      (b) Indianapolis Downs LLC,
             senior secured note, 144A, 11.00%, 11/01/12 .............    United States     6,400,000            5,600,000
             senior secured sub. note, 144A, PIK, 15.50%, 11/01/13 ...    United States    21,600,000           20,628,000
   (e, f) International Automotive Components Group NA LLC, 9.00%,
             4/01/17 .................................................    United States     1,947,800            1,947,800
   (f, m) Motor Coach Industries International Inc., FRN, 16.085%,
             12/01/08                                                     United States    33,034,621           31,382,890
   (f, m) Pontus I LLC, junior note, 144A, FRN,
             5.349%, 7/24/09 .........................................    United States     8,158,752            6,514,519
             5.575%, 7/24/09 .........................................    United States     7,369,800            7,709,535
             6.901%, 7/24/09 .........................................    United States     8,147,300            6,804,061
   (f, m) Pontus II Trust, junior note, 144A, FRN, 6.901%, 6/25/09 ...    United States     4,073,600            3,401,988
          Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ...........    United States    17,380,260           11,818,577
      (d) TVMAX Holdings Inc., PIK,
             11.50%, 5/31/08 .........................................    United States       412,232              288,563
             14.00%, 5/31/08 .........................................    United States       888,599              622,020
                                                                                                            --------------
          TOTAL CORPORATE BONDS & NOTES (COST $308,986,040) ..........                                         256,109,355
                                                                                                            --------------
          CORPORATE BONDS & NOTES IN REORGANIZATION
             (COST $1,504) 0.0%(h)
   (d, n) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ....    United States        50,000                  250
                                                                                                            --------------
          U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $15,000,000) 0.2%
          FHLB, 3.00%, 3/04/09 .......................................    United States    15,000,000           15,019,695
                                                                                                            --------------
          TOTAL LONG TERM INVESTMENTS (COST $5,774,108,276) ..........                                       6,477,229,302
                                                                                                            --------------

                    30 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                             PRINCIPAL
                                                                                             AMOUNT(l)/
          MUTUAL BEACON FUND                                                 COUNTRY           SHARES            VALUE
----------------------------------------------------------------------   --------------   ---------------   --------------
          SHORT TERM INVESTMENTS 4.6%
          U.S. GOVERNMENT AND AGENCY SECURITIES 3.9%
   (k, o) FHLB, 4/01/08 - 3/04/09 ....................................    United States   257,513,000       $  255,854,466
      (o) U.S. Treasury Bill, 5/01/08 ................................    United States     5,000,000            4,996,555
                                                                                                            --------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $259,841,740) .....................................                                         260,851,021
                                                                                                            --------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND
             REPURCHASE AGREEMENT (COST $6,033,950,016) ..............                                       6,738,080,323
                                                                                                            --------------
      (p) INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.5%
          MONEY MARKET FUND (COST $34,992,829) 0.5%
      (q) Bank of New York Institutional Cash Reserve Fund, 2.92% ....    United States    34,992,829           34,992,829
                                                                                                            --------------
          REPURCHASE AGREEMENT (COST $12,700,000) 0.2%
      (r) Merrill Lynch & Co. Inc., 1.25%, 4/01/08 (Maturity Value
             $12,700,441) Collateralized by (o) U.S. Government Agency
             Bond, Strip, 3/15/31 ....................................    United States    12,700,000           12,700,000
                                                                                                            --------------
          TOTAL INVESTMENTS (COST $6,081,642,845) 100.9% .............                                       6,785,773,152
          OPTIONS WRITTEN 0.0%(h) ....................................                                            (743,820)
          SECURITIES SOLD SHORT (0.1)% ...............................                                          (6,180,393)
          NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (1.1)% ...                                         (71,174,737)
          OTHER ASSETS, LESS LIABILITIES 0.3% ........................                                          21,222,850
                                                                                                            --------------
          NET ASSETS 100.0% ..........................................                                      $6,728,897,052
                                                                                                            ==============

                                                                                             CONTRACTS
                                                                                          ---------------
          OPTIONS WRITTEN (PREMIUMS RECEIVED $1,354,185) 0.0%(h)
          ENERGY EQUIPMENT & SERVICES 0.0%(h)
          Transocean Inc., May 150.00 Calls, 5/17/08 .................    United States         3,036       $      743,820
                                                                                                            --------------

                                                                                               SHARES
                                                                                          ---------------
          SECURITIES SOLD SHORT (PROCEEDS $5,647,498) 0.1%
          MACHINERY 0.1%
          Ingersoll-Rand Co. Ltd., A .................................    United States       138,636       $    6,180,393
                                                                                                            --------------


                  See Notes to Statements of Investments. | 31
                      Quarterly Statements of Investments |

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

MUTUAL BEACON FUND

See Currency and Selected Portfolio Abbreviations on page 54.

(a)  Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2008, the aggregate value of these securities were $29,122,580, representing 0.43% of net assets.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2008, the aggregate value of these securities was $125,003,763, representing 1.86% of net assets.

(e)  See Note 8 regarding other considerations.

(f)  See Note 6 regarding restricted securities.

(g)  See Note 7 regarding holdings of 5% voting securities.

(h)  Rounds to less than 0.1% of net assets.

(i) A portion or all of the security is held in connection with written option contracts open at period end.

(j)  A portion or all of the security is on loan as of March 31, 2008.

(k) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2008, the value of securities and or cash pledged amounted to $20,845,670.

(l)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(m)  The coupon rate shown represents the rate at period end.

(n)  Defaulted security.

(o)  The security is traded on a discount basis with no stated coupon rate.

(p)  Collateral for loaned securities.

(q)  The rate shown is the annualized seven-day yield at period end.

(r) At March 31, 2008, all repurchase agreements had been entered into on that date.


                  32 | See Notes to Statements of Investments.
                     | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                                                              SHARES/
             MUTUAL DISCOVERY FUND                                          COUNTRY       WARRANTS/CONTRACTS        VALUE
----------------------------------------------------------------------   --------------   ------------------   ---------------
             LONG TERM INVESTMENTS 77.9%
             COMMON STOCKS AND OTHER EQUITY INTERESTS 74.6%
             AIRLINES 0.3%
         (a) ACE Aviation Holdings Inc., A ...........................       Canada                1,277,511   $    26,199,929
      (a, b) ACE Aviation Holdings Inc., A, 144A .....................       Canada                   64,416         1,321,080
         (a) Northwest Airlines Corp. ................................    United States            1,765,915        15,875,576
      (a, c) Northwest Airlines Corp., Contingent Distribution .......    United States           69,160,000         1,383,200
                                                                                                               ---------------
                                                                                                                    44,779,785
                                                                                                               ---------------
             AUTO COMPONENTS 0.1%
   (a, c, d) Collins & Aikman Products Co., Contingent Distribution ..    United States            1,970,181            98,509
         (a) Dana Holding Corp. ......................................    United States              874,429         8,744,290
      (a, c) Dana Holding Corp., Contingent Distribution .............    United States           25,003,000         2,000,240
                                                                                                               ---------------
                                                                                                                    10,843,039
                                                                                                               ---------------
             AUTOMOBILES 0.3%
(a, e, f, g) International Automotive Components Group Brazil LLC ....       Brazil                3,204,016        11,989,489
(a, e, f, g) International Automotive Components Group Japan LLC .....        Japan                  650,533         5,533,232
   (a, e, f) International Automotive Components Group LLC ...........     Luxembourg             13,618,870        14,561,296
   (a, e, f) International Automotive Components Group NA LLC, A .....    United States           11,533,276        11,518,859
                                                                                                               ---------------
                                                                                                                    43,602,876
                                                                                                               ---------------
             BEVERAGES 5.0%
             Brown-Forman Corp., A ...................................    United States              143,200         9,915,168
             Brown-Forman Corp., B ...................................    United States              391,650        25,935,063
             Carlsberg AS, A .........................................       Denmark                 113,300        14,411,128
             Carlsberg AS, B .........................................       Denmark               2,348,253       300,175,620
             Fomento Economico Mexicano SAB de CV, ADR ...............       Mexico                3,150,684       131,635,578
             Lotte Chilsung Beverage Co. Ltd. ........................     South Korea                55,692        52,298,238
             Pernod Ricard SA ........................................       France                2,606,996       268,108,758
                                                                                                               ---------------
                                                                                                                   802,479,553
                                                                                                               ---------------
             BUILDING PRODUCTS 0.6%
             Armstrong World Industries Inc. .........................    United States              200,703         7,157,069
      (a, c) Armstrong World Industries Inc., Contingent
                Distribution .........................................    United States            2,542,000            12,710
             KCC Corp. ...............................................     South Korea               160,170        74,072,661
         (a) Owens Corning Inc. ......................................    United States              750,622        13,608,777
                                                                                                               ---------------
                                                                                                                    94,851,217
                                                                                                               ---------------
             CAPITAL MARKETS 1.0%
             Legg Mason Inc. .........................................    United States              852,120        47,701,678
             Marfin Investment Group Holdings SA .....................       Greece               14,276,740       104,553,022
                                                                                                               ---------------
                                                                                                                   152,254,700
                                                                                                               ---------------


                    Quarterly Statements of Investments | 33

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                              SHARES/
             MUTUAL DISCOVERY FUND                                          COUNTRY       WARRANTS/CONTRACTS        VALUE
----------------------------------------------------------------------   --------------   ------------------   ---------------
             LONG TERM INVESTMENTS (CONTINUED)
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             CHEMICALS 1.9%
   (a, c, d) Dow Corning Corp., Contingent Distribution ..............    United States           14,735,153   $     2,857,538
             Linde AG ................................................       Germany                 879,311       124,195,705
             Sika AG .................................................     Switzerland                85,406       167,648,178
                                                                                                               ---------------
                                                                                                                   294,701,421
                                                                                                               ---------------
             COMMERCIAL BANKS 7.2%
         (a) Banco Popolare SpA ......................................        Italy                8,696,292       143,979,004
             Bank of Ireland .........................................       Ireland                 228,629         3,382,923
             BNP Paribas SA ..........................................       France                1,957,306       197,370,016
             Danske Bank AS ..........................................       Denmark               3,875,695       142,927,557
   (a, f, g) FE Capital Holdings Ltd. ................................        Japan                   29,212         7,510,060
             First Community Bancorp .................................    United States              518,434        13,919,953
             Hypo Real Estate Holding AG .............................       Germany               1,488,952        39,339,217
             Intesa Sanpaolo SpA .....................................        Italy                9,756,274        68,753,532
         (a) Investors Bancorp Inc. ..................................    United States                1,775            27,246
             Mitsubishi UFJ Financial Group Inc. .....................        Japan                5,860,123        50,525,899
      (a, f) NCB Warrant Holdings Ltd., A ............................        Japan                  135,864         3,166,530
         (a) Societe Generale ........................................       France                  196,373        18,943,258
             Societe Generale, A .....................................       France                  919,609        90,017,000
             Sumitomo Mitsui Financial Group Inc. ....................        Japan                   12,485        82,110,983
             Svenska Handelsbanken AB, A .............................       Sweden                3,204,537        93,258,571
             Swedbank AB, A ..........................................       Sweden                2,532,015        70,918,228
             Unione di Banche Italiane Scpa ..........................        Italy                1,785,203        45,729,420
             U.S. Bancorp ............................................    United States            2,047,634        66,261,436
                                                                                                               ---------------
                                                                                                                 1,138,140,833
                                                                                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES 0.1%
         (a) Comdisco Holding Co. Inc. ...............................    United States                  913             8,929
      (a, c) Comdisco Holding Co. Inc., Contingent Distribution ......    United States           41,726,153                --
             Fursys Inc. .............................................    South Korea                547,260        12,709,628
                                                                                                               ---------------
                                                                                                                    12,718,557
                                                                                                               ---------------
             COMPUTERS & PERIPHERALS 0.2%
      (a, f) DecisionOne Corp. .......................................    United States              359,884                --
      (a, f) DecisionOne Corp., wts., 6/08/17 ........................    United States              197,603                --
         (a) Dell Inc. ...............................................    United States            1,871,150        37,273,308
                                                                                                               ---------------
                                                                                                                    37,273,308
                                                                                                               ---------------
             CONSTRUCTION MATERIALS 0.6%
             Ciments Francais SA .....................................       France                  399,572        66,495,155
             Hanil Cement Co. Ltd. ...................................     South Korea               301,780        28,125,707
                                                                                                               ---------------
                                                                                                                    94,620,862
                                                                                                               ---------------


                    34 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                              SHARES/
             MUTUAL DISCOVERY FUND                                          COUNTRY       WARRANTS/CONTRACTS        VALUE
----------------------------------------------------------------------   --------------   ------------------   ---------------
             LONG TERM INVESTMENTS (CONTINUED)
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             CONSUMER FINANCE 0.5%
             American Express Co. ....................................    United States                7,500   $       327,900
      (a, f) Cerberus CG Investor I LLC ..............................    United States            7,903,600         5,585,067
      (a, f) Cerberus CG Investor II LLC .............................    United States            7,903,600         5,585,067
      (a, f) Cerberus CG Investor III LLC ............................    United States            3,951,800         2,792,534
      (a, f) Cerberus FIM Investors Auto Finance LLC .................    United States            8,723,795         3,951,300
      (a, f) Cerberus FIM Investors Commercial Finance LLC ...........    United States              726,666           329,131
      (a, f) Cerberus FIM Investors Commercial Mortgage LLC ..........    United States            1,362,023           616,906
      (a, f) Cerberus FIM Investors Insurance LLC ....................    United States            6,661,738         3,017,325
      (a, f) Cerberus FIM Investors Rescap LLC .......................    United States           12,402,778         5,617,635
         (a) SLM Corp. ...............................................    United States            3,606,190        55,355,017
                                                                                                               ---------------
                                                                                                                    83,177,882
                                                                                                               ---------------
             DISTRIBUTORS 0.2%
             Compania de Distribucion Integral Logista SA ............        Spain                  377,753        31,330,708
                                                                                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES 5.0%
             Deutsche Boerse AG ......................................       Germany               1,404,621       226,191,669
             Fortis ..................................................       Belgium               9,062,832       228,003,654
         (a) Fortis VVPR Strip .......................................       Belgium               3,397,596            53,624
             Guinness Peat Group PLC .................................   United Kingdom           27,286,699        35,209,447
             Jardine Matheson Holdings Ltd. ..........................      Hong Kong              4,554,012       143,815,699
             Jardine Strategic Holdings Ltd. .........................      Hong Kong             10,060,600       169,219,292
      (a, c) Marconi Corp., Contingent Distribution ..................   United Kingdom           33,909,700                --
                                                                                                               ---------------
                                                                                                                   802,493,385
                                                                                                               ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
   (a, e, f) AboveNet Inc. ...........................................    United States              352,895        17,644,750
   (a, e, f) AboveNet Inc., stock grants, grant price $20.95,
                expiration date 9/09/13 ..............................    United States                  464            16,634
   (a, e, f) AboveNet Inc., wts., 9/08/08 ............................    United States               12,673           496,782
   (a, e, f) AboveNet Inc., wts., 9/08/10 ............................    United States               14,911           536,796
             Chunghwa Telecom Co. Ltd., ADR ..........................       Taiwan                    2,393            62,266
    a, c, d Global Crossing Holdings Ltd., Contingent Distribution ...    United States           45,658,716                --
             Koninklijke (Royal) KPN NV ..............................     Netherlands             4,511,679        76,192,378
                                                                                                               ---------------
                                                                                                                    94,949,606
                                                                                                               ---------------
             ENERGY EQUIPMENT & SERVICES 4.1%
             Bourbon SA ..............................................       France                1,031,595        62,195,957
         (a) BW Offshore Ltd. ........................................       Norway               18,666,535        55,715,529
         (a) Compagnie Generale de Geophysique SA ....................       France                  580,532       144,474,878
      (a, g) Dockwise Ltd. ...........................................       Norway               12,379,100        31,965,668
             Petroleum Geo-Services ASA ..............................       Norway                1,796,568        44,451,167
             Seadrill Ltd. ...........................................       Bermuda               9,211,447       246,904,765
         (a) Transocean Inc. .........................................    United States              551,774        74,599,845
                                                                                                               ---------------
                                                                                                                   660,307,809
                                                                                                               ---------------


                    Quarterly Statements of Investments | 35

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
             MUTUAL DISCOVERY FUND                                             COUNTRY      WARRANTS/CONTRACTS        VALUE
------------------------------------------------------------------------   --------------   ------------------   ---------------
             LONG TERM INVESTMENTS (CONTINUED)
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             FOOD & STAPLES RETAILING 2.4%
             Carrefour SA ..............................................       France                4,298,988   $   331,587,487
             CVS Caremark Corp. ........................................    United States            1,232,553        49,930,722
                                                                                                                 ---------------
                                                                                                                     381,518,209
                                                                                                                 ---------------
             FOOD PRODUCTS 5.9%
             Cadbury Schweppes PLC .....................................   United Kingdom           10,530,995       115,674,626
             Cermaq ASA ................................................       Norway                1,691,008        21,417,774
         (g) CSM NV ....................................................     Netherlands             4,036,926       137,815,120
         (g) Farmer Brothers Co. .......................................    United States              904,637        20,933,300
             Groupe Danone .............................................       France                2,686,412       240,151,567
         (a) Lighthouse Caledonia ASA ..................................       Norway                1,401,289         1,152,951
             Lotte Confectionary Co. Ltd. ..............................     South Korea                52,189        66,925,865
   (a, g, h) Marine Harvest ............................................       Norway              174,486,605       102,105,073
             Nestle SA .................................................     Switzerland               219,229       109,515,192
             Nong Shim Co. Ltd. ........................................     South Korea               210,569        38,378,053
             Premier Foods PLC .........................................   United Kingdom           24,478,659        54,528,688
             Rieber & Son ASA ..........................................       Norway                3,605,065        31,856,244
                                                                                                                 ---------------
                                                                                                                     940,454,453
                                                                                                                 ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
             Covidien Ltd. .............................................    United States              781,630        34,587,127
                                                                                                                 ---------------
             HEALTH CARE PROVIDERS & SERVICES 1.3%
   (a, e, f) Kindred Healthcare Inc. ...................................    United States            1,135,557        23,592,900
   (a, e, f) Kindred Healthcare Inc., stock grants:
             grant price $18.15, expiration date 7/17/11 ...............    United States                3,928            10,317
             grant price $19.87, expiration date 1/01/12 ...............    United States                1,175             1,065
             grant price $6.94, expiration date 1/01/13 ................    United States                1,174            16,244
             grant price $19.87, expiration date 1/01/14 ...............    United States                1,173             1,063
             grant price $21.33, expiration date 1/10/15 ...............    United States                  735                --
             grant price $22.08, expiration date 1/10/16 ...............    United States                  492                --
             grant price $19.40, expiration date 1/10/17 ...............    United States                  246               339
         (a) MDS Inc. ..................................................       Canada                1,294,341        25,220,986
         (a) PharMerica Inc. ...........................................    United States              415,641         6,887,171
             Quest Diagnostics Inc. ....................................    United States            1,302,600        58,968,702
             Rhoen-Klinikum AG .........................................       Germany               3,163,170        93,508,238
                                                                                                                 ---------------
                                                                                                                     208,207,025
                                                                                                                 ---------------
             HOTELS, RESTAURANTS & LEISURE 0.0%(i)
         (a) Trump Entertainment Resorts Inc. ..........................    United States              839,693         3,022,895
                                                                                                                 ---------------
             HOUSEHOLD DURABLES 0.1%
             Hunter Douglas NV .........................................     Netherlands               289,118        19,553,095
                                                                                                                 ---------------


                    36 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
             MUTUAL DISCOVERY FUND                                             COUNTRY      WARRANTS/CONTRACTS        VALUE
------------------------------------------------------------------------   --------------   ------------------   ---------------
             LONG TERM INVESTMENTS (CONTINUED)
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             INDUSTRIAL CONGLOMERATES 3.2%
             Keppel Corp. Ltd. .........................................      Singapore             17,381,344      $125,032,011
             Koninklijke Philips Electronics NV ........................     Netherlands               272,485        10,420,429
         (e) Orkla ASA .................................................       Norway               20,568,718       260,516,900
             Siemens AG ................................................       Germany               1,005,019       109,750,666
                                                                                                                 ---------------
                                                                                                                     505,720,006
                                                                                                                 ---------------
             INSURANCE 5.6%
         (a) Alleghany Corp. ...........................................    United States               76,546        26,140,425
             Allianz SE ................................................       Germany                 593,700       117,860,479
             American International Group Inc. .........................    United States              500,700        21,655,275
             Assicurazioni Generali SpA ................................        Italy                1,206,738        54,242,854
   (a, f, g) Augsburg Re AG ............................................     Switzerland                66,860                --
         (a) Berkshire Hathaway Inc., A ................................    United States                  853       113,790,200
         (a) Berkshire Hathaway Inc., B ................................    United States               29,300       131,055,970
         (a) Conseco Inc ...............................................    United States            2,684,120        27,378,024
             E-L Financial Corp. Ltd. ..................................       Canada                  177,619        92,322,425
             Hartford Financial Services Group Inc. ....................    United States              511,000        38,718,470
   (a, f, g) Imagine Group Holdings Ltd. ...............................       Bermuda               4,551,501        52,069,171
             Old Republic International Corp. ..........................    United States            1,793,887        23,159,081
      (a, f) Olympus Re Holdings Ltd. ..................................    United States               47,160           154,458
             Prudential Financial Inc. .................................    United States              421,200        32,958,900
             White Mountains Insurance Group Ltd. ......................    United States              172,815        82,951,200
             Zurich Financial Services AG ..............................     Switzerland               237,664        74,823,250
                                                                                                                 ---------------
                                                                                                                     889,280,182
                                                                                                                 ---------------
             MACHINERY 1.9%
         (g) Aker Yards ASA ............................................       Norway                5,752,030        76,128,978
      (a, f) Motor Coach Industries International Inc., wts., 5/27/09       United States                    5                --
             Schindler Holding AG ......................................     Switzerland             2,263,002       169,485,956
             Schindler Holding AG, Registered ..........................     Switzerland               659,880        48,823,415
                                                                                                                 ---------------
                                                                                                                     294,438,349
                                                                                                                 ---------------
             MEDIA 5.4%
         (a) Adelphia Recovery Trust ...................................    United States           45,477,593         3,183,432
      (a, c) Adelphia Recovery Trust Arahova Contingent Value Vehicle,
                Contingent Distribution ................................    United States            5,538,790         2,824,783
      (a, c) Century Communications Corp., Contingent Distribution .....    United States           15,282,000                --
             CJ CGV Co. Ltd. ...........................................     South Korea               849,040        13,116,890
             Daekyo Co. Ltd. ...........................................     South Korea               367,570        26,388,880
             Eutelsat Communications ...................................       France                6,644,123       181,415,056
             JC Decaux SA ..............................................       France                2,791,333        82,031,544
         (j) News Corp., A .............................................    United States            5,033,010        94,368,938
         (a) Premiere AG ...............................................       Germany               3,927,965        85,863,175
             Teleperformance ...........................................       France                1,465,107        54,479,635
         (a) Time Warner Cable Inc., A .................................    United States            1,019,698        25,472,056


                    Quarterly Statements of Investments | 37

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
             MUTUAL DISCOVERY FUND                                             COUNTRY      WARRANTS/CONTRACTS        VALUE
------------------------------------------------------------------------   --------------   ------------------   ---------------
             LONG TERM INVESTMENTS (CONTINUED)
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             MEDIA (CONTINUED)
             Time Warner Inc. ..........................................    United States            7,333,400   $   102,814,268
      (a, d) TVMAX Holdings Inc. .......................................    United States              118,432                --
         (a) Viacom Inc., B ............................................    United States            1,719,410        68,123,024
             Virgin Media Inc. .........................................   United Kingdom            5,672,663        79,814,368
             WPP Group PLC .............................................   United Kingdom            3,258,420        38,862,668
                                                                                                                 ---------------
                                                                                                                     858,758,717
                                                                                                                 ---------------
             METALS & MINING 0.4%
   (a, f, g) Esmark Inc. ...............................................    United States            3,850,425        39,158,822
             (a) Gammon Gold Inc. ......................................        Canada               3,392,304        26,076,850
                                                                                                                 ---------------
                                                                                                                      65,235,672
                                                                                                                 ---------------
             MULTI-UTILITIES 1.4%
             Energy East Corp. .........................................    United States            1,290,320        31,122,518
             NorthWestern Corp. ........................................    United States              328,196         7,998,137
      (a, c) NorthWestern Corp., Contingent Distribution ...............    United States            9,839,500           734,343
             RWE AG ....................................................       Germany               1,172,783       144,822,508
             Suez SA ...................................................        France                 600,297        39,385,445
                                                                                                                 ---------------
                                                                                                                     224,062,951
                                                                                                                 ---------------
             MULTILINE RETAIL 0.3%
             Jelmoli Holding AG ........................................     Switzerland                19,024        53,621,099
                                                                                                                 ---------------
             OIL, GAS & CONSUMABLE FUELS 1.9%
             BP PLC ....................................................   United Kingdom            7,976,960        81,051,013
             BP PLC, ADR ...............................................   United Kingdom              180,900        10,971,585
             Eni SpA ...................................................        Italy                  847,600        28,895,769
             Royal Dutch Shell PLC, A ..................................   United Kingdom            3,324,863       114,713,221
             Total SA, B ...............................................        France                 510,684        37,914,831
             Total SA, B, ADR ..........................................        France                 417,296        30,884,077
                                                                                                                 ---------------
                                                                                                                     304,430,496
                                                                                                                 ---------------
             PAPER & FOREST PRODUCTS 1.3%
         (a) Domtar Corp. ..............................................    United States            3,018,373        20,615,488
             Mondi Ltd. ................................................   United Kingdom              278,762         2,356,645
             Weyerhaeuser Co. ..........................................    United States            2,781,353       180,899,199
                                                                                                                 ---------------
                                                                                                                     203,871,332
                                                                                                                 ---------------
             PERSONAL PRODUCTS 0.2%
             Amorepacific Corp. ........................................     South Korea                64,004        34,575,796
                                                                                                                 ---------------
             PHARMACEUTICALS 1.4%
             Novartis AG ...............................................     Switzerland             2,508,989       128,556,010
             Pfizer Inc. ...............................................    United States            2,675,730        56,003,029


                    38 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                               SHARES/
           MUTUAL DISCOVERY FUND                                             COUNTRY      WARRANTS/CONTRACTS         VALUE
----------------------------------------------------------------------   --------------   ------------------    -------------
           LONG TERM INVESTMENTS (CONTINUED)
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
           PHARMACEUTICALS (CONTINUED)
           Sanofi-Aventis  ...........................................        France                 467,853      $35,089,357
                                                                                                               --------------
                                                                                                                  219,648,396
                                                                                                               --------------
           REAL ESTATE 2.6%
       (d) Canary Wharf Group PLC  ...................................   United Kingdom            5,400,183       44,527,158
           Great Eagle Holdings Ltd...................................      Hong Kong             12,726,353       34,496,294
           Link REIT .................................................      Hong Kong             76,947,795      170,617,268
           Swire Pacific Ltd., A  ....................................      Hong Kong              9,379,950      105,798,876
           Swire Pacific Ltd., B  ....................................      Hong Kong             13,605,000       30,306,351
           Ventas Inc. ...............................................    United States              516,500       23,196,015
                                                                                                               --------------
                                                                                                                  408,941,962
                                                                                                               --------------
           SOFTWARE 0.5%
           Microsoft Corp.............................................    United States            2,949,730       83,713,337
                                                                                                               --------------
           THRIFTS & MORTGAGE FINANCE 0.1%
           Washington Mutual Inc......................................    United States            1,605,000       16,531,500
                                                                                                               --------------
           TOBACCO 9.9%
           Altria Group Inc...........................................    United States            1,213,908       26,948,758
           British American Tobacco PLC ..............................   United Kingdom           10,342,443      388,119,746
           Imperial Tobacco Group PLC ................................   United Kingdom            7,506,026      345,282,502
           ITC Ltd....................................................        India               18,037,005       92,978,665
           Japan Tobacco Inc..........................................        Japan                   52,347      261,879,322
           KT&G Corp..................................................     South Korea             4,837,575      379,053,688
           (a) Philip Morris International Inc........................    United States            1,213,908       61,399,467
           Reynolds American Inc......................................    United States              378,400       22,336,952
                                                                                                               --------------
                                                                                                                1,577,999,100
                                                                                                               --------------
           TRADING COMPANIES & DISTRIBUTORS 0.9%
       (g) Kloeckner & Co. AG.........................................       Germany               2,796,264      145,199,002
                                                                                                               --------------
           TRANSPORTATION INFRASTRUCTURE 0.0% (i)
       (a) Groupe Eurotunnel SA, wts., 12/30/11  .....................        France                 200,763           63,373
                                                                                                               --------------
           TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
              (COST $9,180,280,780) ..................................                                         11,871,959,615
                                                                                                               --------------
           PREFERRED STOCKS 0.1%
           AUTO COMPONENTS 0.1%
       (f) Dana Holding Corp., 4.00%, cvt. pfd., B  .................     United States               89,831        8,178,361
                                                                                                               --------------
           DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% (i)
           (f) PTV Inc., 10.00%, pfd., A  ............................    United Kingdom               86,280          17,256
                                                                                                               --------------
           TOTAL PREFERRED STOCKS (COST $9,103,892) ..................                                              8,195,617
                                                                                                               --------------


                    Quarterly Statements of Investments | 39

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                               SHARES/
           MUTUAL DISCOVERY FUND                                             COUNTRY      WARRANTS/CONTRACTS         VALUE
----------------------------------------------------------------------   --------------   ------------------    --------------
           LONG TERM INVESTMENTS (CONTINUED)
           OPTIONS PURCHASED 1.3%
           PUT OPTIONS
       (a) Dow Jones EUROSTOXX 50, exercise price $3,300.00,
              expiration date 12/19/08, contracts ....................    United States              127,610     $ 24,209,050
       (a) Dow Jones EUROSTOXX 50, exercise price $3,300.00,
              expiration date 3/20/09, contracts .....................    United States               95,640       21,194,350
       (a) Dow Jones EUROSTOXX 50, exercise price $3,350.00,
              expiration date 2/20/09, contracts .....................    United States               93,629       21,454,592
       (a) Dow Jones EUROSTOXX 50, exercise price $3,400.00,
              expiration date 2/20/09, contracts .....................    United States               92,342       23,387,458
       (a) Index basket consisting of 70% Dow Jones EUROSTOXX 50
              (exercise price $4,083.52), 30% S&P 500 Index (exercise
              price $1,393.76), expiration date 7/18/08, contracts ...    United States            4,350,000       45,936,000
       (a) Index basket consisting of 70% Dow Jones EUROSTOXX 50
              (exercise price $3,919.03), 30% S&P 500 Index (exercise
              price $1,343.00), expiration date 8/15/08, contracts ...    United States            4,358,000       36,633,348
       (a) S&P 500 Index, exercise price $1,200.00, expiration date
              12/20/08, contracts ....................................    United States                2,283       14,291,580
       (a) S&P 500 Index, exercise price $1,200.00, expiration date
              3/21/09, contracts .....................................    United States                  655        5,076,250
       (a) S&P 500 Index, exercise price $1,225.00, expiration date
              12/20/08, contracts ....................................    United States                  645        4,502,100
       (a) S&P 500 Index, exercise price $1,300.00, expiration date
              12/20/08, contracts ....................................    United States                2,154       20,850,720
                                                                                                               --------------
           TOTAL OPTIONS PURCHASED (COST $160,509,772) ...............                                            217,535,448
                                                                                                               --------------

                                                                                           PRINCIPAL AMOUNTK
                                                                                           -----------------
           CORPORATE BONDS & NOTES 1.6%
           (b) ACE Aviation Holdings Inc., cvt., 144A, 4.25%,
              6/01/35 ................................................        Canada               2,761,000 CAD    2,688,639
    (f, g) Augsburg Re AG, zero cpn., 8/31/08 ........................     Switzerland               768,890               --
       (f) Cerberus CG Investor I LLC, 12.00%, 7/31/14 ...............    United States            7,903,600        5,585,067
       (f) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ..............    United States            7,903,600        5,585,067
       (f) Cerberus CG Investor III LLC, 12.00%, 7/31/14 .............    United States            3,951,800        2,792,534
       (f) Cerberus FIM Investors Auto Finance LLC, 12.00%,
              11/22/13 ...............................................    United States           26,153,583       11,845,837
       (f) Cerberus FIM Investors Commercial Finance LLC, 12.00%,
              11/22/13 ...............................................    United States            2,179,997          987,394
       (f) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
              11/22/13 ...............................................    United States            4,086,069        1,850,718
       (f) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ....    United States           19,985,213        9,051,975
       (f) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 .......    United States           37,208,337       16,852,907
       (f) DecisionOne Corp., 12.00%, 4/15/10 ........................    United States              449,412          449,412
              (I) FRN, 7.912%, 5/12/09 ...............................    United States               82,993           82,993
           Eurotunnel Group UK PLC, cvt., sub. bond, NRS II,
           6.00%, 7/28/10 ............................................    United Kingdom           8,741,568 EUR   19,221,960
           6.00%, 7/28/10 ............................................    United Kingdom           6,568,985 GBP   18,039,509


                    40 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)


           MUTUAL DISCOVERY FUND                                             COUNTRY      PRINCIPAL AMOUNTK           VALUE
----------------------------------------------------------------------   --------------   ------------------    ------------------
           LONG TERM INVESTMENTS (CONTINUED)
           CORPORATE BONDS & NOTES (CONTINUED)
           Groupe Eurotunnel SA, cvt.,
              NRS I, T2, 3.00%, 6/28/09 ..............................       France                    9,600 EUR   $        28,283
              NRS I, T2, 3.00%, 6/28/09 ..............................       France                   11,935 GBP            44,100
              NRS I, T3, 3.00%, 7/28/10 ..............................       France                7,220,400 EUR        20,530,815
              NRS I, T3, 3.00%, 7/28/10 ..............................       France                4,866,820 GBP        17,354,804
              NRS II, 6.00%, 7/28/10 .................................       France                8,142,332 EUR        16,939,906
              NRS II, 6.00%, 7/28/10 .................................       France                5,948,579 GBP        15,450,254
              sub. bond, NRS I, T1, 3.00%, 7/28/08 ...................       France                    9,600 EUR            30,556
              sub. bond, NRS I, T1, 3.00%, 7/28/08 ...................       France                   11,935 GBP            47,653
    (e, f) International Automotive Components Group NA LLC,
              9.00%, 4/01/17 .........................................    United States            3,472,200             3,472,200
    (f, k) Motor Coach Industries International Inc., FRN,
              16.085%, 12/01/08 ......................................    United States           30,072,753            28,569,116
    (f, k) Pontus I LLC, junior note, 144A, FRN,
              5.349%, 7/24/09 ........................................    United States           17,371,822            13,870,879
              5.575%, 7/24/09 ........................................    United States           15,691,900            16,415,269
              6.901%, 7/24/09 ........................................    United States           17,347,300            14,487,263
    (f, k) Pontus II Trust, junior note, 144A, FRN, 6.901%,               United States            8,673,700             7,243,673
              6/25/09 ................................................
           Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..........    United States           17,141,134            11,655,971
       (d) TVMAX Holdings Inc., PIK,
              11.50%, 5/31/08 ........................................    United States              322,104               225,473
              14.00%, 5/31/08 ........................................    United States              754,631               528,242
                                                                                                                   ---------------
           TOTAL CORPORATE BONDS & NOTES (COST $323,611,700) .........                                                 261,928,469
                                                                                                                   ---------------
           CORPORATE BONDS & NOTES IN REORGANIZATION
              (COST $1,203) 0.0% (i)
    (d, m) Safety Kleen Services, senior sub. note, 9.25%,                United States               40,000                   200
                                                                                                                   ---------------
               6/01/08  ...............................................
           U.S. GOVERNMENT AND AGENCY SECURITIES
              (COST $50,000,000) 0.3%
           FHLB, 3.00%, 3/04/09 ......................................    United States           50,000,000            50,065,650
                                                                                                                   ---------------
           TOTAL LONG TERM INVESTMENTS (COST $9,723,507,347) .........                                              12,409,684,999
                                                                                                                   ---------------
           SHORT TERM INVESTMENTS 22.5%
           U.S. GOVERNMENT AND AGENCY SECURITIES 22.1%
       (n) FHLB,
              4/01/08 ................................................    United States        1,035,200,000         1,035,200,000
       (j) 4/02/08 - 3/04/09 .........................................    United States        1,968,490,000         1,953,868,463
              4/22/08 ................................................    United States          200,000,000           199,793,000
              9/17/08 ................................................    United States          185,000,000           183,284,680
       (n) U.S. Treasury Bills, 4/24/08 - 5/01/08 ....................    United States          149,500,000           149,393,004
                                                                                                                   ---------------
           TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
              (COST $3,516,775,733) ..................................                                               3,521,539,147
                                                                                                                   ---------------
           TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND
              REPURCHASE AGREEMENT (COST $13,240,283,080) ............                                              15,931,224,146
                                                                                                                   ---------------


                    Quarterly Statements of Investments | 41

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

           MUTUAL DISCOVERY FUND                                             COUNTRY      PRINCIPAL AMOUNT(k)         VALUE
----------------------------------------------------------------------   --------------   -------------------   ------------------
       (o) INVESTMENTS FROM CASH COLLATERAL FOR LOANED SECURITIES
              (COST $9,228,746) 0.1%
           MONEY MARKET FUND 0.1%
       (p) Bank of New York Institutional Cash Reserve Fund, 2.92% ...    United States            9,228,746       $     9,228,746
                                                                                                                   ---------------
           REPURCHASE AGREEMENT (COST $39,000,000) 0.3%
       (q) Merrill Lynch & Co. Inc., 1.25%, 4/01/08 (Maturity Value
              $39,001,354), Collateralized by nU.S. Government Agency
              Bond, Strip, 3/15/31 ...................................                            39,000,000            39,000,000
                                                                                                                   ---------------
           TOTAL INVESTMENTS (COST $13,288,511,826) 100.4% ...........                                              15,979,452,892
           NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS
              (1.8)% .................................................                                               (285,552,718)
           OTHER ASSETS, LESS LIABILITIES 1.4% .......................                                                 224,446,288
                                                                                                                   ---------------
           NET ASSETS 100.0% .........................................                                             $15,918,346,462
                                                                                                                   ===============

See Currency and Selected Portfolio Abbreviations on page 54.

(a)  Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2008, the aggregate value of these securities were $4,009,719, representing 0.03% of net assets.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2008, the aggregate value of these securities were $48,237,120, representing 0.30% of net assets.

(e)  See Note 8 regarding other considerations.

(f)  See Note 6 regarding restricted securities.

(g)  See Note 7 regarding holdings of 5% voting securities.

(h)  A portion or all of the security is on loan as of March 31, 2008.

(i)  Rounds to less than 0.1% of net assets.

(j) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2008, the value of securities and or cash pledged amounted to $54,432,578.

(k)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(l)  The coupon rate shown represents the rate at period end.

(m)  Defaulted security.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o)  Collateral for loaned securities.

(p)  The rate shown is the annualized seven-day yield at period end.

(q) At March 31, 2008, all repurchase agreements had been entered into on that date.


                  42 | See Notes to Statements of Investments.
                     | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                                                                SHARES/
          MUTUAL EUROPEAN FUND                                               COUNTRY      WARRANTS/CONTRACTS      VALUE
----------------------------------------------------------------------   --------------   ------------------ --------------
          LONG TERM INVESTMENTS 97.8%
          COMMON STOCKS AND OTHER EQUITY INTERESTS 92.3%
          AIR FREIGHT & LOGISTICS 4.4%
          Deutsche Post AG ...........................................       Germany           1,807,249     $   55,279,146
          Geodis SA ..................................................       France               53,673          6,183,983
          TNT NV .....................................................     Netherlands         1,470,540         54,612,031
                                                                                                             --------------
                                                                                                                116,075,160
                                                                                                             --------------
          AUTO COMPONENTS 1.1%
      (a) Goodyear Tire & Rubber Co. .................................    United States        1,150,310         29,677,998
                                                                                                             --------------
          AUTOMOBILES 2.2%
          Daimler AG .................................................       Germany             690,054         59,062,557
                                                                                                             --------------
          BEVERAGES 2.9%
          Carlsberg AS, A ............................................       Denmark              28,600          3,637,760
          Carlsberg AS, B ............................................       Denmark             220,105         28,135,876
          Pernod Ricard SA ...........................................       France              449,491         46,226,567
                                                                                                             --------------
                                                                                                                 78,000,203
                                                                                                             --------------
          CAPITAL MARKETS 0.5%
          D. Carnegie & Co. AB .......................................       Sweden              855,858         14,397,234
                                                                                                             --------------
          CHEMICALS 4.0%
          Akzo Nobel NV ..............................................     Netherlands            67,000          5,374,017
          Koninklijke DSM NV .........................................     Netherlands           676,544         32,620,966
          Lanxess ....................................................       Germany             245,850          9,898,519
          Linde AG ...................................................       Germany             304,965         43,073,888
          Sika AG ....................................................     Switzerland             8,141         15,980,421
                                                                                                             --------------
                                                                                                                106,947,811
                                                                                                             --------------
          COMMERCIAL BANKS 7.6%
          Aareal Bank AG .............................................       Germany             527,029         17,276,691
      (a) Banco Popolare SpA .........................................        Italy              944,485         15,637,241
          BNP Paribas SA .............................................       France              560,850         56,554,761
          Danske Bank AS .............................................       Denmark           1,003,366         37,002,048
          Hypo Real Estate Holding AG ................................       Germany             628,843         16,614,499
          Intesa Sanpaolo SpA ........................................        Italy            2,921,263         20,586,460
      (a) Societe Generale ...........................................       France               59,875          5,775,884
          Societe Generale, A ........................................       France              239,500         23,443,737
          Swedbank AB, A .............................................       Sweden              383,398         10,738,446
                                                                                                             --------------
                                                                                                                203,629,767
                                                                                                             --------------
          COMMUNICATIONS EQUIPMENT 0.9%
          Telefonaktiebolaget LM Ericsson, B .........................       Sweden           10,944,968         21,467,942
          Telefonaktiebolaget LM Ericsson, B, ADR ....................       Sweden               67,100          1,318,515
                                                                                                             --------------
                                                                                                                 22,786,457
                                                                                                             --------------


                    Quarterly Statements of Investments | 43

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
          MUTUAL EUROPEAN FUND                                               COUNTRY      WARRANTS/CONTRACTS      VALUE
----------------------------------------------------------------------   --------------   ------------------ --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CONSTRUCTION MATERIALS 0.3%
          CRH PLC ....................................................      Ireland              227,000     $    8,627,240
                                                                                                             --------------
          DIVERSIFIED FINANCIAL SERVICES 5.7%
          Deutsche Boerse AG .........................................      Germany              255,721         41,179,763
          Fortis .....................................................      Belgium            2,208,066         55,550,750
      (a) Fortis VVPR Strip ..........................................      Belgium              442,602              6,986
          Groupe Bruxelles Lambert SA ................................      Belgium              120,360         14,682,332
          Guinness Peat Group PLC ....................................   United Kingdom        9,258,918         11,947,264
          Ifil SpA ...................................................       Italy                33,980            274,053
      (a) Investor AB, B .............................................       Sweden              834,321         18,771,731
   (a, b) Marconi Corp., Contingent Distribution .....................   United Kingdom       28,582,000                 --
          Oslo Bors VPS Holding ASA ..................................       Norway              340,000          9,146,784
                                                                                                             --------------
                                                                                                                151,559,663
                                                                                                             --------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 4.1%
(a, d, e) AboveNet Inc. ..............................................   United States            88,848          4,442,400
(a, d, e) AboveNet Inc., stock grants, grant price $20.95,
          expiration date 9/09/13 ....................................   United States               117              4,194
(a, d, e) AboveNet Inc., wts., 9/08/08 ...............................   United States             3,214            125,989
(a, d, e) AboveNet Inc., wts., 9/08/10 ...............................   United States             3,781            136,116
          Koninklijke (Royal) KPN NV .................................    Netherlands          2,161,161         36,497,277
          Telecom Italia SpA .........................................       Italy            16,022,666         33,507,361
          Telefonica SA ..............................................       Spain             1,202,001         34,527,551
                                                                                                             --------------
                                                                                                                109,240,888
                                                                                                             --------------
          ELECTRIC UTILITIES 2.5%
          E.ON AG ....................................................      Germany              280,020         52,239,149
          Electricite de France ......................................       France              152,900         13,299,259
                                                                                                             --------------
                                                                                                                 65,538,408
                                                                                                             --------------
          ENERGY EQUIPMENT & SERVICES 1.8%
      (a) Aker Drilling ASA ..........................................       Norway               83,040            635,947
          Bourbon SA .................................................       France              373,667         22,528,780
      (a) Compagnie Generale de Geophysique SA .......................       France               47,394         11,794,771
          Petroleum Geo-Services ASA .................................       Norway              233,063          5,766,507
          Seadrill Ltd. ..............................................      Bermuda              266,180          7,134,722
                                                                                                             --------------
                                                                                                                 47,860,727
                                                                                                             --------------
          FOOD & STAPLES RETAILING 2.6%
          Carrefour SA ...............................................       France              906,000         69,881,159
                                                                                                             --------------
          FOOD PRODUCTS 8.2%
          Cadbury Schweppes PLC ......................................   United Kingdom        2,622,412         28,805,116
          CSM NV .....................................................    Netherlands            816,226         27,864,837
          Groupe Danone ..............................................       France              646,940         57,833,145


                    44 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
          MUTUAL EUROPEAN FUND                                               COUNTRY      WARRANTS/CONTRACTS      VALUE
----------------------------------------------------------------------   --------------   ------------------ --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          FOOD PRODUCTS (CONTINUED)
          Leroy Seafood Group ASA ....................................       Norway              348,693     $    7,771,557
          Nestle SA ..................................................    Switzerland            137,037         68,456,424
          Premier Foods PLC ..........................................   United Kingdom        5,959,452         13,275,282
          Rieber & Son ASA ...........................................       Norway            1,548,350         13,682,032
                                                                                                             --------------
                                                                                                                217,688,393
                                                                                                             --------------
          HEALTH CARE PROVIDERS & SERVICES 0.8%
          Rhoen-Klinikum AG ..........................................      Germany              746,476         22,066,994
                                                                                                             --------------
          HOTELS, RESTAURANTS & LEISURE 2.4%
          Accor SA ...................................................       France              531,730         38,822,755
          Enterprise Inns PLC ........................................   United Kingdom        3,233,094         25,760,540
                                                                                                             --------------
                                                                                                                 64,583,295
                                                                                                             --------------
          HOUSEHOLD DURABLES 1.1%
          Hunter Douglas NV ..........................................    Netherlands            330,164         22,329,043
      (a) Tele Atlas NV ..............................................    Netherlands            164,400          6,543,897
                                                                                                             --------------
                                                                                                                 28,872,940
                                                                                                             --------------
          INDUSTRIAL CONGLOMERATES 5.8%
          C.I.R. SpA .................................................       Italy             7,378,354         19,738,709
          Koninklijke Philips Electronics NV .........................    Netherlands          1,526,224         58,366,178
      (e) Orkla ASA ..................................................       Norway            2,445,205         30,970,196
          Siemens AG .................................................      Germany              417,275         45,567,506
                                                                                                             --------------
                                                                                                                154,642,589
                                                                                                             --------------
          INSURANCE 5.5%
          Allianz SE .................................................      Germany              196,060         38,921,552
          Assicurazioni Generali SpA .................................       Italy               313,073         14,072,627
   (a, d) Augsburg Re AG .............................................    Switzerland             17,909                 --
          Brit Insurance Holdings PLC ................................   United Kingdom          552,765          2,662,875
          Lancashire Holdings Ltd. ...................................   United Kingdom        1,639,810          9,136,174
   (a, d) Olympus Re Holdings Ltd. ...................................   United States            16,080             52,665
          White Mountains Insurance Group Ltd. .......................   United States            57,372         27,538,560
          Zurich Financial Services AG ...............................    Switzerland            175,140         55,138,952
                                                                                                             --------------
                                                                                                                147,523,405
                                                                                                             --------------
          MACHINERY 3.7%
          AB SKF, B ..................................................       Sweden            2,101,767         42,250,304
          Schindler Holding AG .......................................    Switzerland            406,243         30,425,286
          Schindler Holding AG, Registered ...........................    Switzerland            352,315         26,067,196
                                                                                                             --------------
                                                                                                                 98,742,786
                                                                                                             --------------
          MARINE 2.0%
          A.P. Moller - Maersk AS ....................................      Denmark                4,819         53,747,854
                                                                                                             --------------


                    Quarterly Statements of Investments | 45

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)


                                                                                                SHARES/
          MUTUAL EUROPEAN FUND                                               COUNTRY      WARRANTS/CONTRACTS      VALUE
----------------------------------------------------------------------   --------------   ------------------ --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          MEDIA 3.7%
          Eutelsat Communications ....................................       France            1,146,044     $   31,292,262
          JC Decaux SA ...............................................       France              545,979         16,045,201
      (a) Premiere AG ................................................      Germany              702,674         15,360,071
          Virgin Media Inc. ..........................................   United Kingdom        1,632,505         22,969,345
          WPP Group PLC ..............................................   United Kingdom          990,271         11,810,808
                                                                                                             --------------
                                                                                                                 97,477,687
                                                                                                             --------------
          METALS & MINING 2.7%
          Alcoa Inc. .................................................   United States           386,190         13,926,011
   (a, d) Globe Specialty Metals Inc., 144A ..........................   United States         2,830,952         49,046,244
          Rio Tinto PLC, ADR .........................................   United Kingdom           24,200          9,966,528
                                                                                                             --------------
                                                                                                                 72,938,783
                                                                                                             --------------
          MULTI-UTILITIES 2.7%
          RWE AG .....................................................      Germany              433,364         53,514,471
          Suez SA ....................................................       France              276,759         18,158,139
                                                                                                             --------------
                                                                                                                 71,672,610
                                                                                                             --------------
          MULTILINE RETAIL 0.9%
          Jelmoli Holding AG .........................................    Switzerland              8,844         24,927,723
                                                                                                             --------------
          OIL, GAS & CONSUMABLE FUELS 2.8%
(a, d, f) Euro Wagon LP ..............................................   Jersey Islands       16,127,149         13,048,961
          Ganger Rolf ................................................       Norway              271,690         11,230,387
          Royal Dutch Shell PLC, A ...................................   United Kingdom          629,550         21,720,506
          Total SA, B ................................................       France              364,598         27,068,934
                                                                                                             --------------
                                                                                                                 73,068,788
                                                                                                             --------------
          PAPER & FOREST PRODUCTS 0.3%
          Mondi PLC ..................................................   United Kingdom          938,283          7,783,254
                                                                                                             --------------
          PHARMACEUTICALS 2.6%
          Bristol-Myers Squibb Co. ...................................   United States           406,850          8,665,905
          Novartis AG ................................................    Switzerland            948,307         48,589,517
          Sanofi-Aventis .............................................       France              171,409         12,855,815
                                                                                                             --------------
                                                                                                                 70,111,237
                                                                                                             --------------
          REAL ESTATE 0.1%
      (c) Canary Wharf Group PLC .....................................   United Kingdom          192,100          1,583,959
                                                                                                             --------------
          TOBACCO 4.6%
          British American Tobacco PLC ...............................   United Kingdom        1,581,901         59,363,829
          Imperial Tobacco Group PLC .................................   United Kingdom        1,349,474         62,076,758
                                                                                                             --------------
                                                                                                                121,440,587
                                                                                                             --------------


                    46 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/
          MUTUAL EUROPEAN FUND                                               COUNTRY      WARRANTS/CONTRACTS      VALUE
----------------------------------------------------------------------   --------------   ------------------ --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          TRADING COMPANIES & DISTRIBUTORS 1.8%
          Kloeckner & Co. AG .........................................      Germany              446,701     $   23,195,428
          Wolseley PLC ...............................................   United Kingdom        2,227,703         23,430,644
                                                                                                             --------------
                                                                                                                 46,626,072
                                                                                                             --------------
          TRANSPORTATION INFRASTRUCTURE 0.0%(g)
      (a) Groupe Eurotunnel SA, wts., 12/30/11 .......................       France              444,134            140,195
                                                                                                             --------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $1,952,475,100) ...................................                                        2,458,924,423
                                                                                                             --------------
          PREFERRED STOCKS 1.5%
          AUTOMOBILES 1.5%
          Porsche Automobile Holding SE, pfd..........................      Germany              222,386         40,781,740
                                                                                                             --------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(g)
      (d) PTV Inc., 10.00%, pfd., A ..................................   United Kingdom           46,841              9,368
                                                                                                             --------------
          TOTAL PREFERRED STOCKS (COST $50,005,401) ..................                                           40,791,108
                                                                                                             --------------
          OPTIONS PURCHASED 1.7%
          PUT OPTIONS 1.7%
      (a) Dow Jones EUROSTOXX 50, exercise price $3,400.00,
             expiration date 9/19/08, contracts ......................   United States            35,540          6,154,817
      (a) Dow Jones EUROSTOXX 50, exercise price $3,400.00,
             expiration date 9/20/08, contracts ......................   United States           175,580         31,188,044
      (a) Dow Jones EUROSTOXX 50, exercise price $3,500.00,
             expiration date 9/19/08, contracts ......................   United States            40,120          8,556,750
                                                                                                             --------------
          TOTAL OPTIONS PURCHASED (COST $47,791,272) .................                                           45,899,611
                                                                                                             --------------

                                                                                          PRINCIPAL AMOUNT(h)
                                                                                          ------------------
          CORPORATE BONDS & NOTES 2.1%
   (c, d) Augsburg Re AG, zero cpn., 8/31/08 .........................    Switzerland        205,953                     --
          Eurotunnel Group UK PLC, cvt., sub. bond, NRS II,
             6.00%, 7/28/10 ..........................................   United Kingdom    3,947,656 EUR          8,680,557
             6.00%, 7/28/10 ..........................................   United Kingdom    3,832,332 GBP         10,524,210
          Groupe Eurotunnel SA, cvt.,
             NRS I, T2, 3.00%, 6/28/09 ...............................       France            8,000 EUR             23,570
             NRS I, T2, 3.00%, 6/28/09 ...............................       France            9,616 GBP             35,533
             NRS I, T3, 3.00%, 7/28/10 ...............................       France        3,439,700 EUR          9,754,542
             NRS I, T3, 3.00%, 7/28/10 ...............................       France        2,751,256 GBP          9,810,937
             NRS II, 6.00%, 7/28/10 ..................................       France        3,677,044 EUR          7,650,323
             NRS II, 6.00%, 7/28/10 ..................................       France        3,470,388 GBP          9,014,015
             sub. bond, NRS I, T1, 3.00%, 7/28/08 ....................       France            8,000 EUR             25,464
             sub. bond, NRS I, T1, 3.00%, 7/28/08 ....................       France            9,616 GBP             38,395
                                                                                                             --------------


                    Quarterly Statements of Investments | 47

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

          MUTUAL EUROPEAN FUND                                               COUNTRY       PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------   --------------   ------------------ --------------
          TOTAL CORPORATE BONDS & NOTES
             (COST $52,242,614) ......................................                                       $   55,557,546
                                                                                                             --------------
          U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $5,000,000) 0.2%
             3.00%, 3/04/09 ..........................................    United States        5,000,000          5,006,565
                                                                                                             --------------
          TOTAL LONG TERM INVESTMENTS
             (COST $2,107,514,387) ...................................                                        2,606,179,253
                                                                                                             --------------
          SHORT TERM INVESTMENTS 4.0%
          U.S. GOVERNMENT AND AGENCY SECURITIES 4.0%
      (i) FHLB,
             4/01/08 .................................................    United States       39,000,000         39,000,000
      (j) 4/30/08 - 3/04/09 ..........................................    United States       61,000,000         60,506,587
      (i) U.S. Treasury Bill, 4/24/08 - 5/01/08 ......................    United States        8,750,000          8,743,772
                                                                                                             --------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $108,004,252) .....................................                                          108,250,359
                                                                                                             --------------
          TOTAL INVESTMENTS (COST $2,215,518,639) 101.8% .............                                        2,714,429,612
          NET UNREALIZED LOSS ON FORWARD EXCHANGE
             CONTRACTS (4.5)% ........................................                                         (120,974,678)
          OTHER ASSETS, LESS LIABILITIES 2.7% ........................                                           71,490,219
                                                                                                             --------------
          NET ASSETS 100.0% ..........................................                                       $2,664,945,153
                                                                                                             ==============

See Currency and Selected Portfolio Abbreviations on page 54.

(a)  Non-income producing for the twelve months ended March 31, 2008.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2008, the aggregate value of this security was $1,583,959, representing 0.06% of net assets.

(d)  See Note 6 regarding restricted securities.

(e)  See Note 8 regarding other considerations.

(f)  See Note 7 regarding holdings of 5% voting securities.

(g)  Rounds to less than 0.1% of net assets.

(h)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(i)  The security is traded on a discount basis with no stated coupon rate.

(j) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2008, the value of securities and or cash pledged amounted to $990,619.


                    48 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

          MUTUAL FINANCIAL SERVICES FUND                                      COUNTRY         SHARES         VALUE
----------------------------------------------------------------------   ----------------   ----------   ------------
          LONG TERM INVESTMENTS 93.9%
          COMMON STOCKS AND OTHER EQUITY INTERESTS 92.4%
          CAPITAL MARKETS 8.1%
          Acta Holding ASA ...........................................        Norway         3,569,830   $ 11,916,958
          D. Carnegie & Co. AB .......................................        Sweden           931,850     15,675,571
      (a) Gottex Fund Management Holdings Ltd. .......................      Switzerland         69,666      2,938,399
          Legg Mason Inc. ............................................     United States        71,542      4,004,921
          Marfin Investment Group Holdings SA ........................        Greece           994,503      7,283,056
          Tullett Prebon PLC .........................................    United Kingdom     1,814,894     17,152,891
                                                                                                         ------------
                                                                                                           58,971,796
                                                                                                         ------------
          COMMERCIAL BANKS 26.5%
          Aareal Bank AG .............................................        Germany          297,429      9,750,107
          Abington Bancorp Inc. ......................................     United States       576,850      5,953,092
   (a, b) Alliance Bank & Trust Co. ..................................     United States       226,100      1,808,800
(a, b, c) Atlantic Banc Holdings Inc. ................................     United States       350,000      3,500,000
      (a) Banco Popolare SpA .........................................         Italy           458,584      7,592,485
          Bank of Cyprus Public Co. Ltd. .............................        Cyprus           119,580      1,415,498
          Banque Cantonale Vaudoise ..................................      Switzerland         44,100     19,088,987
          BNP Paribas SA .............................................        France           220,650     22,249,814
      (a) Centennial Bank Holdings Inc. ..............................     United States     1,333,807      8,376,308
          Danske Bank AS .............................................        Denmark          517,029     19,066,952
   (a, c) Elephant Capital Holdings Ltd. .............................         Japan             5,268      1,358,379
   (a, c) First Chicago Bancorp ......................................     United States       496,868      6,956,152
          First Community Bancorp ....................................     United States       365,031      9,801,082
          Hypo Real Estate Holding AG ................................        Germany          266,826      7,049,741
          Intesa Sanpaolo SpA ........................................         Italy         1,442,346     10,164,370
          Intesa Sanpaolo SpA, di Risp ...............................         Italy           147,000        967,482
          Mitsubishi UFJ Financial Group Inc. ........................         Japan           612,602      5,281,846
   (a, c) NCB Warrant Holdings Ltd., A ...............................         Japan            25,741        599,940
          Royal Bank of Scotland Group PLC ...........................    United Kingdom        78,483        525,265
      (a) Societe Generale ...........................................        France            28,936      2,791,332
          Societe Generale, A ........................................        France           120,549     11,800,080
      (a) Southern National Bancorp of Virginia Inc. .................     United States       290,840      2,472,140
          Sumitomo Mitsui Financial Group Inc. .......................         Japan               741      4,873,387
          Svenska Handelsbanken AB, A ................................        Sweden           278,531      8,105,821
          Swedbank AB, A .............................................        Sweden           219,136      6,137,696
   (a, c) The Bankshares Inc. ........................................     United States       456,903      4,569,030
      (d) U.S. Bancorp ...............................................     United States       287,968      9,318,645
                                                                                                         ------------
                                                                                                          191,574,431
                                                                                                         ------------
          COMMERCIAL SERVICES & SUPPLIES 2.6%
      (a) Comdisco Holding Co. Inc.                                        United States           103          1,007
   (a, e) Comdisco Holding Co. Inc., Contingent Distribution               United States     4,645,036             --
          Intrum Justitia AB                                                  Sweden           858,790     15,277,234
   (a, f) Protection One Inc.                                              United States       370,533      3,553,411
                                                                                                         ------------
                                                                                                           18,831,652
                                                                                                         ------------


                    Quarterly Statements of Investments | 49

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

          MUTUAL FINANCIAL SERVICES FUND                                      COUNTRY         SHARES         VALUE
----------------------------------------------------------------------   ----------------   ----------   ------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CONSUMER FINANCE 1.4%
          American Express Co. .......................................    United States            400   $     17,488
   (a, c) Cerberus CG Investor I LLC .................................    United States      1,000,000        706,649
   (a, c) Cerberus CG Investor II LLC ................................    United States      1,000,000        706,649
   (a, c) Cerberus CG Investor III LLC ...............................    United States        500,000        353,324
   (a, c) Cerberus FIM Investors Auto Finance LLC ....................    United States      1,255,339        568,585
   (a, c) Cerberus FIM Investors Commercial Finance LLC ..............    United States        104,566         47,361
   (a, c) Cerberus FIM Investors Commercial Mortgage LLC .............    United States        195,993         88,772
   (a, c) Cerberus FIM Investors Insurance LLC .......................    United States        958,613        434,188
   (a, c) Cerberus FIM Investors Rescap LLC ..........................    United States      1,784,739        808,368
      (a) SLM Corp. ..................................................    United States        248,550      3,815,242
      (a) White River Capital Inc. ...................................    United States        172,799      2,659,377
                                                                                                         ------------
                                                                                                           10,206,003
                                                                                                         ------------
          DIVERSIFIED FINANCIAL SERVICES 17.8%
      (f) Banca Italease .............................................        Italy            144,761      1,197,216
          Bolsas Y Mercados Espanoles ................................        Spain            200,687      9,800,068
          Deutsche Boerse AG .........................................       Germany           153,786     24,764,767
          Fortis .....................................................       Belgium         1,429,904     35,973,671
      (a) Fortis VVPR Strip ..........................................       Belgium           439,970          6,944
          Guinness Peat Group PLC ....................................    United Kingdom     5,439,414      7,018,759
          Hellenic Exchanges SA Holding ..............................        Greece           578,590     13,734,357
          KBC Ancora .................................................       Belgium            69,280      7,124,896
          Osaka Securities Exchange Co. Ltd. .........................        Japan              1,023      4,646,037
          Oslo Bors VPS Holding ASA ..................................        Norway           911,000     24,508,002
                                                                                                         ------------
                                                                                                          128,774,717
                                                                                                         ------------
          INSURANCE 17.6%
          Allianz SE .................................................       Germany            18,092      3,591,598
      (g) AmTrust Financial Services Inc., 144A ......................    United States        950,031     15,400,003
      (a) Argo Group International Holdings Ltd. .....................    United States        190,910      6,781,123
          Assicurazioni Generali SpA .................................        Italy             87,487      3,932,539
   (a, c) Augsburg Re AG .............................................     Switzerland          10,745             --
      (a) Berkshire Hathaway Inc., A .................................    United States             37      4,935,800
      (a) Berkshire Hathaway Inc., B .................................    United States            216        966,146
          Brit Insurance Holdings PLC ................................    United Kingdom       153,010        737,106
      (a) CNinsure Inc., ADR .........................................        China            316,070      3,644,287
      (a) Conseco Inc. ...............................................    United States        149,880      1,528,776
      (e) Hartford Financial Services Group Inc. .....................    United States        113,740      8,618,080
   (a, c) Imagine Group Holdings Ltd. ................................       Bermuda           551,589      6,310,178
          Lancashire Holdings Ltd. ...................................    United Kingdom     1,281,708      7,141,015
   (a, c) Olympus Re Holdings Ltd. ...................................    United States          7,480         24,499
   (a, b) Protector Forsikring ASA ...................................        Norway         4,360,410      7,106,805
          Prudential Financial Inc. ..................................    United States         46,220      3,616,715
      (c) Symetra Financial ..........................................    United States      1,020,510     14,185,089
          The Travelers Cos. Inc. ....................................    United States         81,913      3,919,537


                    50 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

          MUTUAL FINANCIAL SERVICES FUND                                      COUNTRY         SHARES         VALUE
----------------------------------------------------------------------   ----------------   ----------   ------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          INSURANCE (CONTINUED)
          Tower Australia Group Ltd. .................................       Australia       3,567,505   $  7,237,961
          White Mountains Insurance Group Ltd. .......................     United States        38,048     18,263,040
          Zurich Financial Services AG ...............................      Switzerland         29,526      9,295,608
                                                                                                         ------------
                                                                                                          127,235,905
                                                                                                         ------------
          MEDIA 1.7%
      (g) Maiden Holdings Ltd., 144A .................................     United States     1,500,000     12,000,000
                                                                                                         ------------
          MULTILINE RETAIL 0.4%
          Jelmoli Holding AG .........................................      Switzerland          1,039      2,928,528
                                                                                                         ------------
          REAL ESTATE 12.0%
          Annaly Capital Management Inc. .............................     United States       607,140      9,301,385
      (a) Conwert Immobilien Invest SE ...............................        Austria          652,828     10,973,318
          DIC Asset AG ...............................................        Germany          192,578      6,404,139
                                                                          Virgin Islands     5,486,000     14,425,230
      (a) Dolphin Capital Investors Ltd. .............................       (British)
          Eurocastle Investment Ltd. .................................   Guernsey Islands      633,467      7,898,428
      (a) Francono Rhein-Main AG .....................................        Germany        1,377,430      3,869,716
          Franconofurt AG ............................................        Germany          127,719      1,384,847
      (a) Franconowest AG ............................................        Germany           97,852        166,795
          Gagfah SA ..................................................        Germany          262,370      4,919,491
          JER Investors Trust Inc. ...................................     United States        84,280        714,694
          Northern European Properties Ltd. ..........................        Sweden         3,246,158      4,124,346
          Patrizia Immobilien AG .....................................        Germany          424,265      3,113,721
          Redwood Trust Inc. .........................................     United States       219,500      7,978,825
(c, g, h) Star Asia Finance Ltd., 144A ...............................         Japan           968,500      5,145,641
          Vivacon AG .................................................        Germany          297,966      6,292,343
                                                                                                         ------------
                                                                                                           86,712,919
                                                                                                         ------------
          THRIFTS & MORTGAGE FINANCE 4.3%
      (f) BankUnited Financial Corp., A ..............................     United States       372,090      1,864,171
   (a, g) Hatteras Financial Corp., 144A .............................     United States       240,000      5,760,000
      (i) Hudson City Bancorp Inc. ...................................     United States       254,000      4,490,720
          Interhyp AG ................................................        Germany          176,782     13,682,897
      (a) Oritani Financial Corp. ....................................     United States       168,320      2,553,415
          Sovereign Bancorp Inc. .....................................     United States        50,960        474,947
          Washington Mutual Inc. .....................................     United States        72,300        744,690
          Westfield Financial Inc. ...................................     United States       164,000      1,602,280
                                                                                                         ------------
                                                                                                           31,173,120
                                                                                                         ------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $691,375,460) .....................................                                    668,409,071
                                                                                                         ------------
          PREFERRED STOCK (COST $604,938) 0.1%
          DIVERSIFIED FINANCIAL SERVICES 0.1%
      (c) United Fiduciary, LLC, pfd .................................     United States       604,938        604,938
                                                                                                         ------------


                    Quarterly Statements of Investments | 51

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                            PRINCIPAL AMOUNT/
          MUTUAL FINANCIAL SERVICES FUND                                      COUNTRY             SHARES            VALUE
----------------------------------------------------------------------   ----------------   -----------------   ------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS & NOTES 1.4%
      (c) Augsburg Re AG, zero cpn., 8/31/08 .........................      Switzerland     $         123,572   $         --
      (c) Cerberus CG Investor I LLC, 12.00%, 7/31/14 ................     United States            1,000,000        706,649
      (c) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ...............     United States            1,000,000        706,649
      (c) Cerberus CG Investor III LLC, 12.00%, 7/31/14 ..............     United States              500,000        353,324
      (c) Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ..     United States            3,763,457      1,704,596
      (c) Cerberus FIM Investors Commercial Finance LLC, 12.00%,
             11/22/13 ................................................     United States              313,698        142,084
      (c) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
             11/22/13 ................................................     United States              587,978        266,315
      (c) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 .....     United States            2,875,838      1,302,564
      (c) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ........     United States            5,354,217      2,425,105
   (c, j) Pontus I LLC, junior note, 144A, FRN,
          5.349%, 7/24/09 ............................................     United States              986,328        787,553
          5.575%, 7/24/09 ............................................     United States              890,900        931,969
          6.901%, 7/24/09 ............................................     United States              984,900        822,520
   (c, j) Pontus II Trust, junior note, 144A, FRN, 6.901%, 6/25/09 ...     United States              492,500        411,302
                                                                                                                ------------
          TOTAL CORPORATE BONDS & NOTES (COST $18,873,388) ...........                                            10,560,630
                                                                                                                ------------
          TOTAL LONG TERM INVESTMENTS (COST $710,853,786) ............                                           679,574,639
                                                                                                                ------------
          SHORT TERM INVESTMENTS 7.8%
          U.S. GOVERNMENT AND AGENCY SECURITIES 7.0%
      (k) FHLB, 4/01/08 ..............................................     United States           26,500,000     26,500,000
          6/06/08 - 2/24/09 ..........................................     United States           21,126,000     20,938,929
      (k) U.S. Treasury Bills, 4/24/08 - 5/01/08 .....................     United States            3,500,000      3,497,474
                                                                                                                ------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $50,909,128) ......................................                                            50,936,403
                                                                                                                ------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND
             REPURCHASE AGREEMENT (COST $761,762,914) ................                                           730,511,042
                                                                                                                ------------
      (l) INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.5%
          MONEY MARKET FUND (COST $3,882,314) 0.5%
      (m) Bank of New York Institutional Cash Reserve Fund, 2.92% ....     United States            3,882,314      3,882,314
                                                                                                                ------------
          REPURCHASE AGREEMENT (COST $2,100,000) 0.3%
      (n) Merrill Lynch & Co. Inc., 1.25%, 4/01/08 (Maturity Value
             $2,100,072) Collateralized by j U.S. Government Agency
             Note, FRN, 3.99%, 5/24/22 ...............................     United States            2,100,000      2,100,000
                                                                                                                ------------
          TOTAL INVESTMENTS (COST $767,745,228) 101.7% ...............                                           736,493,356
          OPTIONS WRITTEN (0.1)% .....................................                                              (431,800)
          NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (2.8)% ...                                           (20,618,368)


                    52 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

          MUTUAL FINANCIAL SERVICES FUND                                      COUNTRY           CONTRACTS           VALUE
----------------------------------------------------------------------   ----------------   -----------------   ------------
          OTHER ASSETS, LESS LIABILITIES 1.7% ........................                                          $  8,194,274
                                                                                                                ------------
          NET ASSETS 100.0% ..........................................                                          $723,637,462
                                                                                                                ============
          OPTIONS WRITTEN (PREMIUMS RECEIVED $219,688)
          THRIFTS & MORTGAGE FINANCE 0.1%
          Hudson City Bancorp Inc., exercise price $17.50 Calls,
             expiration date 7/19/08 .................................     United States                2,540        431,800
                                                                                                                ------------

See Selected Portfolio Abbreviations on page 54.

(a)  Non-income producing for the twelve months ended March 31, 2008.

(b)  See Note 7 regarding holdings of 5% voting securities.

(c)  See Note 6 regarding restricted securities.

(d) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2008, the value of securities and or cash pledged amounted to $5,174,892.

(e) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(f)  A portion or all of the security is on loan as of March 31, 2008.

(g) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2008, the aggregate value of these securities were $38,305,644, representing 5.29% of net assets.

(h) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2008, the aggregate value of these securities was $5,145,641, representing 0.71% of net assets.

(i)  The security is held in connection with written options held at period end.

(j)  The coupon rate shown represents the rate at period end.

(k)  The security is traded on a discount basis with no stated coupon rate.

(l)  Collateral for loaned securities.

(m)  The rate shown is the annualized seven-day yield at period end.

(n) At March 31, 2008, all repurchase agreements had been entered into on that date.


                  See Notes to Statements of Investments. | 53
                      Quarterly Statements of Investments |

Franklin Mutual Series Fund Inc.
STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

CURRENCY ABBREVIATIONS
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen

SELECTED PORTFOLIO ABBREVIATIONS
ADR  - American Depository Receipt
FHLB - Federal Home Loan Bank
FRN  - Floating Rate Note
PIK  - Payment-In-Kind
REIT - Real Estate Investment Trust

See Notes to Statements of Investments.


                    54 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Mutual Series, Inc. is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of six funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost.

Corporate debt securities and Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event


                    Quarterly Statements of Investments | 55

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SECURITY VALUATION (CONTINUED)

has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Directors.

3. INCOME TAXES

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  MUTUAL SHARES    MUTUAL QUALIFIED     MUTUAL BEACON
                                                      FUND               FUND               FUND
                                                ----------------   ----------------   ----------------
Cost of investments .........................    $20,910,766,755    $4,411,277,004     $6,130,286,613
                                                 ---------------    --------------     --------------
Unrealized appreciation .....................    $ 4,212,667,174    $1,765,104,715     $1,398,404,699
Unrealized depreciation .....................     (2,496,718,545)     (314,431,466)      (742,918,160)
                                                 ---------------    --------------     --------------
Net unrealized appreciation (depreciation) ..    $ 1,715,948,629    $1,450,673,249     $  655,486,539
                                                 ===============    ==============     ==============

                                                MUTUAL DISCOVERY    MUTUAL EUROPEAN   MUTUAL FINANCIAL
                                                      FUND               FUND               FUND
                                                ----------------   ----------------   ----------------
Cost of investments .........................    $13,312,085,014    $2,216,964,356      $ 770,711,433
                                                 ---------------    --------------      -------------
Unrealized appreciation .....................    $ 3,698,689,727    $  672,785,804      $  98,046,636
Unrealized depreciation .....................     (1,031,321,849)     (175,320,548)      (132,264,713)
                                                 ---------------    --------------      -------------
Net unrealized appreciation (depreciation) ..    $ 2,667,367,878    $  497,465,256      $ (34,218,077)
                                                 ===============    ==============      =============

4. SYNTHETIC EQUITY SWAPS

At March 31, 2008, the Funds had the following synthetic equity swaps outstanding:

MUTUAL EUROPEAN FUND

                                                   NUMBER OF    NOTIONAL    UNREALIZED   UNREALIZED
CONTRACTS TO SELL                                  CONTRACTS      VALUE        GAIN         LOSS
-----------------                                  ---------   ----------   ----------   ----------
Fred Olson Energy ASA
(229.84 - 252.51 NOK) ..........................     68,100    $3,864,683       $--      $(656,057)
                                                                                ---      ---------
Net unrealized loss on synthetic equity swaps ..                                         $(656,057)
                                                                                         =========


                    56 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. FORWARD EXCHANGE CONTRACTS

At March 31, 2008, the Funds had the following forward exchange contracts outstanding:

MUTUAL SHARES FUND

                                                            CONTRACT     SETTLEMENT    UNREALIZED     UNREALIZED
                                                             AMOUNT         DATE          GAIN           LOSS
                                                          ------------   ----------   -----------   -------------
CONTRACTS TO BUY
       78,437,088   Swedish Krona .....................   $ 12,030,000     4/15/08    $ 1,154,809   $          --
       98,508,459   Danish Krone ......................     19,315,000     4/23/08      1,514,360              --
        7,000,000   Euro ..............................     10,088,190     4/24/08        950,847              --
        9,181,355   Euro ..............................     13,280,422     5/28/08      1,174,177              --
        2,878,031   British Pound .....................      5,752,120     6/10/08             --         (72,826)
CONTRACTS TO SELL
      354,946,460   British Pound .....................    711,211,120     4/10/08      7,329,118              --
      346,500,000   Euro ..............................    510,640,516     4/14/08             --     (35,978,666)
      958,930,649   Swedish Krona .....................    150,930,170     4/15/08             --     (10,260,381)
    1,194,235,830   Danish Krone ......................    228,966,117     4/23/08             --     (23,551,971)
      346,348,386   Euro ..............................    488,869,654     4/24/08             --     (57,323,602)
      119,466,039   Euro ..............................    184,256,102     5/13/08             --      (3,974,001)
      364,308,677   Norwegian Krone ...................     67,108,204     5/19/08             --      (4,122,705)
      383,942,864   Euro ..............................    549,787,693     5/19/08             --     (54,958,377)
      200,908,035   Euro ..............................    295,714,720     5/28/08             --     (20,583,395)
    1,115,169,808   Norwegian Krone ...................    216,372,425     6/10/08             --      (1,211,622)
      303,150,000   British Pound .....................    604,713,270     6/10/08      6,499,528              --
      107,191,518   Euro ..............................    158,040,601     6/13/08             --     (10,571,900)
      326,491,842   Swiss Franc .......................    315,700,008     7/07/08             --     (12,902,223)
       90,583,382   Singapore Dollar ..................     63,652,954     7/24/08             --      (2,431,063)
      405,156,504   Euro ..............................    594,900,556     7/25/08             --     (40,899,948)
    8,997,160,968   Japanese Yen ......................     93,074,604     9/19/08      2,128,185              --
   12,743,649,250   Korean Won ........................     12,875,000     9/29/08             --         (12,277)
       87,702,998   Canadian Dollar ...................     85,756,329    10/27/08        664,584              --
    7,986,825,097   Japanese Yen ......................     82,679,349    12/19/08      1,664,205              --
                                                                                      -----------   -------------
Unrealized gain (loss) on forward exchange contracts...                                23,079,813    (278,854,957)
                                                                                      -----------   -------------
   NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS...                                             $(255,775,144)
                                                                                                    =============

MUTUAL QUALIFIED FUND

                                                            CONTRACT     SETTLEMENT    UNREALIZED     UNREALIZED
                                                             AMOUNT         DATE          GAIN           LOSS
                                                          ------------   ----------   -----------   -------------
CONTRACTS TO BUY
        2,026,792   British Pound .....................    $ 4,046,834     4/10/08      $     --     $ (27,574)
       15,431,922   Swedish Krona .....................      2,370,000     4/15/08       224,014            --
        2,820,000   Euro ..............................      4,064,099     4/24/08       383,056            --
        2,820,000   Euro ..............................      4,064,466     5/28/08       375,181            --
        6,659,224   British Pound .....................     13,260,375     6/10/08            --      (119,557)


                    Quarterly Statements of Investments | 57

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL QUALIFIED FUND (CONTINUED)

                                                            CONTRACT     SETTLEMENT    UNREALIZED     UNREALIZED
                                                             AMOUNT         DATE         GAIN            LOSS
                                                          ------------   ----------   -----------   -------------
CONTRACTS TO SELL
      116,804,187   British Pound .....................   $234,041,786     4/10/08     $2,411,458    $         --
      102,600,000   Euro ..............................    151,202,646     4/14/08             --     (10,653,423)
      224,694,023   Swedish Krona .....................     35,358,909     4/15/08             --      (2,410,823)
       93,480,299   Danish Krone ......................     18,447,673     4/23/08             --      (1,318,495)
       86,067,033   Euro ..............................    121,512,280     4/24/08             --     (14,215,891)
       50,600,000   Euro ..............................     77,610,040     5/13/08             --      (2,115,071)
      105,708,240   Euro ..............................    151,070,913     5/19/08             --     (15,429,493)
      729,237,717   Norwegian Krone ...................    134,329,828     5/19/08             --      (8,253,287)
      107,834,029   Euro ..............................    158,985,545     5/28/08             --     (10,782,180)
      110,550,000   British Pound .....................    220,514,690     6/10/08      2,363,514              --
      119,994,411   Euro ..............................    180,155,813     6/13/08             --      (8,595,667)
       94,387,783   Swiss Franc .......................     91,267,702     7/07/08             --      (3,730,188)
       30,509,755   Singapore Dollar ..................     21,439,066     7/24/08             --        (818,959)
       77,100,000   Euro ..............................    113,156,130     7/25/08             --      (7,834,693)
    5,501,401,469   Japanese Yen ......................     56,950,880     9/19/08      1,340,809              --
    9,577,780,000   Korean Won ........................      9,700,000     9/29/08         14,274              --
   14,424,821,500   Korean Won ........................     14,550,000     9/29/08             --         (37,396)
       24,240,585   Canadian Dollar ...................     23,702,537    10/27/08        183,687              --
    2,000,000,000   Japanese Yen ......................     20,703,934    12/19/08        416,737              --
                                                                                       ----------    ------------
Unrealized gain (loss) on forward exchange contracts...                                 7,712,730     (86,342,697)
                                                                                       ----------    ------------
   NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS...                                              $(78,629,967)
                                                                                                     ============

MUTUAL BEACON FUND

                                                            CONTRACT     SETTLEMENT    UNREALIZED     UNREALIZED
                                                             AMOUNT         DATE         GAIN           LOSS
                                                          ------------   ----------   -----------   -------------

CONTRACTS TO BUY
        6,140,174   Swedish Krona .....................   $    940,000     4/15/08    $    92,127   $         --
      130,465,238   Danish Krone ......................     25,605,000     4/23/08      1,981,539             --
        1,900,000   Euro ..............................      2,738,223     4/24/08        258,087             --
        2,973,827   Euro ..............................      4,309,479     5/28/08        372,344             --
CONTRACTS TO SELL
       96,192,110   British Pound .....................    192,741,901     4/10/08      1,986,668             --
       77,200,000   Euro ..............................    113,785,075     4/14/08             --     (8,001,363)
      639,306,233   Swedish Krona .....................    100,643,233     4/15/08             --     (6,820,351)
      767,947,970   Danish Krone ......................    146,279,524     4/23/08             --    (16,101,095)
       99,440,800   Euro ..............................    141,217,868     4/24/08             --    (15,600,804)
       42,900,000   Euro ..............................     65,690,440     5/13/08             --     (1,902,588)
       11,284,473   Euro ..............................     16,252,801     5/19/08             --     (1,521,304)
      110,652,402   Norwegian Krone ...................     20,381,709     5/19/08             --     (1,253,437)
       14,984,044   Euro ..............................     21,730,138     5/19/08             --     (1,871,139)
      106,807,668   Euro ..............................    157,481,344     5/28/08             --    (10,670,538)
      612,500,000   Norwegian Krone ...................    118,841,234     6/10/08             --       (665,435)


                    58 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL BEACON FUND (CONTINUED)

                                                             CONTRACT     SETTLEMENT    UNREALIZED     UNREALIZED
                                                              AMOUNT         DATE          GAIN           LOSS
                                                          -------------   ----------   -----------   -------------
CONTRACTS TO SELL (CONTINUED)
       95,000,000   British Pound .....................   $ 189,491,750      6/10/08   $ 2,025,791   $          --
       99,858,962   Euro ..............................     148,179,593      6/13/08            --      (8,898,780)
       97,407,050   Swiss Franc .......................      94,189,040      7/07/08            --      (3,847,633)
       24,500,000   Euro ..............................      36,122,800      7/25/08            --      (2,324,349)
    4,471,977,900   Japanese Yen ......................      46,287,942      9/19/08     1,083,640              --
    6,804,861,250   Korean Won ........................       6,875,000      9/29/08            --          (6,555)
       19,239,765   Canadian Dollar ...................      18,812,716     10/27/08       145,793              --
    1,750,000,000   Japanese Yen ......................      18,115,942     12/19/08       364,645              --
                                                                                       -----------   -------------
Unrealized gain (loss) on forward exchange contracts ...............................     8,310,634     (79,485,371)
                                                                                       -----------   -------------
   NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS ...............................                 $ (71,174,737)
                                                                                                     -------------

MUTUAL DISCOVERY FUND

                                                             CONTRACT     SETTLEMENT    UNREALIZED     UNREALIZED
                                                              AMOUNT         DATE          GAIN           LOSS
                                                          -------------   ----------   -----------   -------------
CONTRACTS TO BUY
        8,143,767   British Pound .....................   $  16,260,415      4/10/08   $        --   $    (110,794)
       11,235,212   Swedish Krona .....................       1,720,000      4/15/08       168,573              --
      341,762,681   Danish Krone ......................      67,089,009      4/23/08     5,175,829              --
        4,260,000   Euro ..............................       6,139,384      4/24/08       578,659              --
       89,827,041   Norwegian Krone ...................      17,343,118      5/19/08       220,179              --
          766,818   Norwegian Krone ...................         150,473      5/19/08            --            (542)
        4,260,000   Euro ..............................       6,139,938      5/28/08       566,762              --
        4,824,304   British Pound .....................       9,641,998      6/10/08            --        (122,075)
CONTRACTS TO SELL
      300,606,263   British Pound .....................     602,325,718      4/10/08     6,203,875              --
       38,180,253   New Zealand Dollar ................      30,428,550      4/10/08       441,720              --
      210,910,000   Euro ..............................     311,330,516      4/14/08            --     (21,389,401)
      871,288,235   Swedish Krona .....................     137,143,146      4/15/08            --      (9,315,236)
    2,107,952,798   Danish Krone ......................     404,377,110      4/23/08            --     (41,344,075)
      184,379,206   Euro ..............................     260,160,894      4/24/08            --     (30,606,100)
       84,749,703   Euro ..............................     130,270,966      5/13/08            --      (3,260,249)
      310,500,000   Euro ..............................     441,928,796      5/19/08            --     (47,137,866)
      686,221,359   Norwegian Krone ...................     126,404,696      5/19/08            --      (7,767,710)
      331,247,330   Euro ..............................     487,368,217      5/28/08            --     (34,128,626)
      272,250,000   British Pound .....................     543,068,550      6/10/08     5,830,578              --
    1,560,689,259   Norwegian Krone ...................     302,815,019      6/10/08            --      (1,695,633)
       17,000,000   Euro ..............................      26,769,050      6/13/08        28,011              --
      502,717,943   Euro ..............................     738,520,581      6/13/08            --     (52,255,881)
      409,440,372   Swiss Franc .......................     395,918,491      7/07/08            --     (16,168,437)
      101,512,435   Singapore Dollar ..................      71,765,164      7/24/08            --      (2,292,013)
      447,886,205   Euro ..............................     657,319,565      7/25/08            --     (45,535,434)
   18,200,000,000   Japanese Yen ......................     188,277,127      9/19/08     4,305,224              --


                    Quarterly Statements of Investments | 59

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL DISCOVERY FUND (CONTINUED)

                                                             CONTRACT     SETTLEMENT    UNREALIZED     UNREALIZED
                                                              AMOUNT         DATE          GAIN           LOSS
                                                          -------------   ----------   -----------   -------------
CONTRACTS TO SELL (CONTINUED)
   22,562,090,000   Korean Won ........................   $  22,850,000      9/29/08   $    33,624   $          --
   33,980,120,750   Korean Won ........................      34,275,000      9/29/08            --         (88,094)
      160,023,784   Canadian Dollar ...................     156,471,872     10/27/08     1,212,607              --
   13,916,705,803   Japanese Yen ......................     144,065,278     12/19/08     2,899,807              --
                                                                                       -----------   -------------
Unrealized gain (loss) on forward exchange contracts ...............................    27,665,448    (313,218,166)
                                                                                       -----------   -------------
   NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS ...............................                 $(285,552,718)
                                                                                                     -------------

MUTUAL EUROPEAN FUND

                                                             CONTRACT     SETTLEMENT    UNREALIZED     UNREALIZED
                                                              AMOUNT         DATE          GAIN           LOSS
                                                          -------------   ----------   -----------   -------------
CONTRACTS TO BUY
          877,489   British Pound .....................   $   1,752,057      4/10/08   $        --   $     (11,938)
       45,798,750   Swedish Krona .....................       7,050,000      4/15/08       648,498              --
       36,383,083   Danish Krone ......................       7,140,000      4/23/08       553,109              --
          800,000   Euro ..............................       1,152,936      4/24/08       108,668              --
          800,000   Euro ..............................       1,153,040      5/28/08       106,434              --
        4,227,386   British Pound .....................       8,411,188      6/10/08            --         (69,177)
          867,231   Euro ..............................       1,358,057      7/25/08         2,863              --
CONTRACTS TO SELL
       76,728,205   British Pound .....................     153,741,585      4/10/08     1,584,545              --
       12,841,021   New Zealand Dollar ................      10,234,584      4/10/08       149,226              --
      142,000,000   Euro ..............................     208,652,420      4/14/08            --     (15,358,904)
      591,446,354   Swedish Krona .....................      93,504,275      4/15/08            --      (5,914,348)
      287,737,087   Danish Krone ......................      55,715,710      4/23/08            --      (5,125,553)
      188,875,253   Euro ..............................     269,064,590      4/24/08            --     (28,792,693)
       62,080,000   Euro ..............................      95,423,360      5/13/08            --      (2,389,582)
      111,827,505   Euro ..............................     160,088,064      5/19/08            --     (16,050,759)
      317,507,827   Norwegian Krone ...................      58,664,649      5/19/08            --      (3,415,594)
       96,664,368   Euro ..............................     142,330,980      5/28/08            --      (9,851,869)
       77,750,000   British Pound .....................     155,114,700      6/10/08     1,688,612              --
      185,181,145   Euro ..............................     278,230,528      6/13/08            --     (13,059,834)
      194,484,532   Swiss Franc .......................     188,073,182      7/07/08            --      (7,668,467)
      178,102,638   Euro ..............................     261,383,455      7/25/08            --     (18,107,915)
                                                                                       -----------   -------------
Unrealized gain (loss) on forward exchange contracts ..                                  4,841,955    (125,816,633)
                                                                                       -----------   -------------
NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS .....                                              $(120,974,678)
                                                                                                     -------------


                    60 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL FINANCIAL SERVICES FUND

                                                             CONTRACT     SETTLEMENT    UNREALIZED     UNREALIZED
                                                              AMOUNT         DATE          GAIN           LOSS
                                                          -------------   ----------   -----------   -------------
CONTRACTS TO BUY
          233,171   Euro ..............................   $     344,410      4/14/08   $    23,428   $          --
       16,710,092   Swedish Krona .....................       2,570,000      4/15/08       238,867              --
        9,471,019   Danish Krone ......................       1,855,000      4/23/08       147,623              --
          720,000   Euro ..............................       1,037,642      4/24/08        97,801              --
        7,187,649   Norwegian Krone ...................       1,348,172      5/19/08        57,182              --
          924,205   Euro ..............................       1,336,487      5/28/08       118,528              --
CONTRACTS TO SELL
       18,896,480   British Pound .....................      37,871,003      4/10/08       398,049              --
        7,569,477   New Zealand Dollar ................       6,032,749      4/10/08        87,670              --
       23,400,000   Euro ..............................      34,484,814      4/14/08            --      (2,429,728)
      239,393,042   Swedish Krona .....................      37,759,007      4/15/08            --      (2,481,543)
       86,100,043   Danish Krone ......................      16,482,990      4/23/08            --      (1,722,642)
       26,498,616   Euro ..............................      37,631,214      4/24/08            --      (4,157,245)
       14,185,754   Euro ..............................      21,814,532      5/13/08            --        (536,472)
      194,803,861   Norwegian Krone ...................      35,884,210      5/19/08            --      (2,204,523)
       30,048,723   Euro ..............................      44,663,219      5/28/08            --      (2,643,771)
       27,775,284   Euro ..............................      40,232,056      6/13/08            --      (3,458,529)
        6,670,000   Australian Dollar .................       6,202,566      6/17/08       171,829              --
       23,695,926   Swiss Franc .......................      22,917,133      7/07/08            --        (931,960)
       17,380,000   Euro ..............................      25,570,157      7/25/08            --      (1,703,779)
    1,186,050,577   Japanese Yen ......................      12,299,857      9/19/08       310,847              --
                                                                                       -----------   -------------
Unrealized gain (loss) on forward exchange contracts ..                                  1,651,824     (22,270,192)
                                                                                       -----------   -------------
   NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS ..                                              $ (20,618,368)
                                                                                                     =============

6. RESTRICTED SECURITIES

At March 31, 2008, the following Funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Directors as reflecting fair value, as follows:

PRINCIPAL
AMOUNT/
SHARES/
WARRANTS/                                                                    ACQUISITION
CONTRACTS   ISSUER                                                              DATES              COST           VALUE
----------- ----------------------------------------------------------   -------------------   ------------   ------------
MUTUAL SHARES FUND
    810,649 AboveNet Inc. ............................................   10/02/01 - 12/12/07   $ 40,690,364   $ 40,532,450
      1,065 AboveNet Inc., stock grant, grant price $20.95,
               expiration date 9/09/13 ...............................    4/17/06 - 9/08/06              --         38,180
     29,283 AboveNet Inc., wts., 9/08/08 .............................    10/02/01 - 9/07/07      3,354,118      1,147,894
     34,449 AboveNet Inc., wts., 9/08/10 .............................    10/02/01 - 9/07/07      3,603,181      1,240,164
 49,252,400 Cerberus CG Investor I LLC ...............................         7/26/07           49,252,400     34,804,136


                    Quarterly Statements of Investments | 61

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
AMOUNT/
SHARES/
WARRANTS/                                                                    ACQUISITION
CONTRACTS   ISSUER                                                              DATES              COST           VALUE
----------- ----------------------------------------------------------   -------------------   ------------   ------------
MUTUAL SHARES FUND (CONTINUED)
 49,252,400 Cerberus CG Investor I LLC,
               12.00%, 7/31/14 .......................................         7/26/07         $ 49,252,400   $ 34,804,136
 49,252,400 Cerberus CG Investor II LLC ..............................         7/26/07           49,252,400     34,804,136
 49,252,400 Cerberus CG Investor II LLC,
               12.00%, 7/31/14 .......................................         7/26/07           49,252,400     34,804,136
 24,626,200 Cerberus CG Investor III LLC .............................         7/26/07           24,626,200     17,402,068
 24,626,200 Cerberus CG Investor III LLC,
               12.00%, 7/31/14 .......................................         7/26/07           24,626,200     17,402,068
 15,536,148 Cerberus FIM Investors Auto Finance
               LLC ...................................................         11/20/06          15,536,148      7,036,844
 46,576,742 Cerberus FIM Investors Auto Finance
               LLC, 12.00%, 11/22/13 .................................         11/20/06          46,576,742     21,096,172
  1,294,114 Cerberus FIM Investors Commercial
               Finance LLC ...........................................         11/20/06           1,294,114        586,148
  3,882,344 Cerberus FIM Investors Commercial
               Finance LLC, 12.00%,
               11/22/13 ..............................................         11/20/06           3,882,344      1,758,444
  2,425,617 Cerberus FIM Investors Commercial
               Mortgage LLC ..........................................         11/20/06           2,425,617      1,098,643
  7,276,853 Cerberus FIM Investors Commercial
               Mortgage LLC, 12.00%,
               11/22/13 ..............................................         11/20/06           7,276,853      3,295,931
 11,863,844 Cerberus FIM Investors Insurance
               LLC ...................................................         11/20/06          11,863,844      5,373,534
 35,591,534 Cerberus FIM Investors Insurance
               LLC, 12.00%, 11/22/13 .................................         11/20/06          35,591,534     16,120,602
 22,088,027 Cerberus FIM Investors Rescap
               LLC ...................................................         11/20/06          22,088,025     10,004,410
 66,264,075 Cerberus FIM Investors Rescap
               LLC, 12.00%, 11/22/13 .................................         11/20/06          66,264,077     30,013,227
    163,322 (a) Dana Holding Corp., 4.00%,
               cvt. pfd., B ..........................................         12/27/07          16,332,200     14,869,102
  1,879,100 DecisionOne Corp. ........................................    3/12/99 - 7/18/00       1,313,384             --
  2,346,562 DecisionOne Corp., 12.00%,
               4/15/10 ...............................................    3/12/99 - 1/16/08       4,084,752      2,346,562
    433,342 DecisionOne Corp., FRN, 7.912%,
               5/12/09 ...............................................         7/09/07              433,342        433,342
  1,031,766 DecisionOne Corp., wts., 6/08/17 .........................         7/09/07                   --             --
     64,834 Elephant Capital Holdings Ltd. ...........................    8/29/03 - 3/10/08       8,490,900     16,717,142
  8,341,744 Esmark Inc. ..............................................   11/08/04 - 11/28/07    154,505,847     84,835,536
 22,185,100 GLCP Harrah's Investment LP ..............................         1/15/08           22,185,100     22,185,100
  6,069,096 International Automotive
               Components Group Brazil LLC ...........................    4/13/06 - 8/21/06       3,632,064     22,710,674
  1,104,272 International Automotive
               Components Group Japan LLC ............................    9/26/06 - 3/27/07       9,595,797      9,392,595
 25,796,752 International Automotive
               Components Group LLC ..................................    1/12/06 - 10/16/06     25,809,409     27,581,887


                    62 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
AMOUNT/
SHARES/
WARRANTS/                                                                   ACQUISITION
CONTRACTS    ISSUER                                                             DATES              COST           VALUE
----------   --------------------------------------------------------    -------------------   ------------   ------------
MUTUAL SHARES FUND (CONTINUED)
19,434,979   International Automotive
                Components Group NA LLC ..............................   3/30/07 - 10/10/07    $ 19,402,009   $ 19,410,685
 5,851,000   International Automotive
                Components Group NA LLC,
                9.00%, 4/01/17 .......................................         3/30/07            5,938,765      5,851,000
 2,860,528   Kindred Healthcare Inc. .................................    4/28/99 - 3/29/06      26,248,306     59,431,760
             Kindred Healthcare Inc., stock grants:
     9,997      grant price $18.15, expiration date 7/17/11 ..........    7/17/02 - 7/17/05              --         26,257
     2,999      grant price $19.87, expiration date 1/01/12 ..........    1/01/03 - 1/01/06              --          2,719
     2,986      grant price $6.94, expiration date 1/01/13 ...........    1/01/04 - 1/03/07              --         41,316
     2,973      grant price $19.87, expiration date 1/01/14 ..........    1/01/05 - 1/01/08              --          2,695
     1,857      grant price $21.33, expiration date 1/10/15 ..........    1/06/06 - 1/10/08              --             --
     1,238      grant price $22.08, expiration date 1/10/16 ..........    1/09/07 - 1/10/08              --             --
       619      grant price $19.40, expiration date 1/10/17 ..........         1/10/08                   --            852
66,749,753   Motor Coach Industries
                International Inc., FRN, 16.085%, 12/01/08 ...........    5/27/04 - 2/29/08      66,749,753     63,412,265
        12   Motor Coach Industries
                International Inc., wts., 5/27/09 ....................         3/30/07                   --             --
   301,530   NCB Warrant Holdings Ltd., A ............................   12/16/05 - 3/10/08       3,174,787      7,027,619
   202,380   Olympus Re Holdings Ltd. ................................        12/19/01           20,097,472        662,835
26,448,912   Pontus I LLC, junior note, 144A,
                FRN, 5.349%, 7/24/09 .................................         1/22/08           26,448,912     21,118,664
23,891,300   Pontus I LLC, junior note, 144A,
                FRN, 5.575%, 7/24/09 .................................         2/25/08           23,891,300     24,992,648
26,411,600   Pontus I LLC, junior note, 144A,
                FRN, 6.901%, 7/24/09 .................................         2/12/08           26,411,600     22,057,139
13,205,800   Pontus II Trust, junior note, 144A,
                FRN, 6.901%, 6/25/09 .................................         2/29/08           13,205,800     11,028,569
   199,566   PTV Inc., 10.00%, pfd., A ...............................   12/07/01 - 3/06/02         279,392         39,913
52,000,000   Revel Entertainment Group LLC,
                first lien loan, FRN, 7.10%, 5/30/08 .................        12/20/07           52,000,000     51,740,000
52,000,000   Revel Entertainment Group LLC,
                second lien loan, FRN, 10.10%, 5/30/08 ...............        12/20/07           52,000,000     51,480,000
                                                                                                              ------------
             TOTAL RESTRICTED SECURITIES (3.81% of Net Assets) .......                                        $852,762,199
                                                                                                              ============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $19,536,100 as of March 31, 2008.


                    Quarterly Statements of Investments | 63

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
AMOUNT/
SHARES/
WARRANTS/                                                                   ACQUISITION
CONTRACTS    ISSUER                                                             DATES              COST           VALUE
----------   ---------------------------------------------------------   -------------------   ------------   ------------
MUTUAL QUALIFIED FUND
   387,649   AboveNet Inc. ...........................................   10/02/01 - 12/12/07   $ 19,435,249   $ 19,382,450
       510   AboveNet Inc., stock grant,
                grant price $20.95, expiration date 9/09/13 ..........     4/17/06 - 9/08/06             --         18,284
    13,684   AboveNet Inc., wts., 9/08/08 ............................    10/02/01 - 9/07/07      1,564,801        536,413
    16,099   AboveNet Inc., wts., 9/08/10 ............................    10/02/01 - 9/07/07      1,681,196        579,564
 6,600,000   Cerberus CG Investor I LLC ..............................          7/26/07           6,600,000      4,663,880
 6,600,000   Cerberus CG Investor I LLC,
                12.00%, 7/31/14 ......................................          7/26/07           6,600,000      4,663,880
 6,600,000   Cerberus CG Investor II LLC .............................          7/26/07           6,600,000      4,663,880
 6,600,000   Cerberus CG Investor II LLC,
                12.00%, 7/31/14 ......................................          7/26/07           6,600,000      4,663,880
 3,300,000   Cerberus CG Investor III LLC ............................          7/26/07           3,300,000      2,331,940
 3,300,000   Cerberus CG Investor III LLC,
                12.00%, 7/31/14 ......................................          7/26/07           3,300,000      2,331,940
 4,648,194   Cerberus FIM Investors Auto
                Finance LLC ..........................................         11/20/06           4,648,194      2,105,323
13,935,097   Cerberus FIM Investors Auto
                Finance LLC, 12.00%, 11/22/13 ........................         11/20/06          13,935,097      6,311,674
   387,180   Cerberus FIM Investors Commercial
                Finance LLC ..........................................         11/20/06             387,180        175,367
 1,161,542   Cerberus FIM Investors Commercial
                Finance LLC, 12.00%, 11/22/13 ........................         11/20/06           1,161,542        526,101
   725,710   Cerberus FIM Investors Commercial
                Mortgage LLC .........................................         11/20/06             725,710        328,698
 2,177,131   Cerberus FIM Investors Commercial
                Mortgage LLC, 12.00%, 11/22/13 .......................         11/20/06           2,177,131        986,096
 3,549,493   Cerberus FIM Investors Insurance
                LLC ..................................................         11/20/06           3,549,493      1,607,685
10,648,479   Cerberus FIM Investors Insurance
                LLC, 12.00%, 11/22/13 ................................         11/20/06          10,648,479      4,823,054
 6,608,423   Cerberus FIM Investors Rescap
                LLC ..................................................         11/20/06           6,608,422      2,993,177
19,825,266   Cerberus FIM Investors Rescap LLC,
                12.00%, 11/22/13 .....................................         11/20/06          19,825,267      8,979,529
    48,807   (a) Dana Holding Corp., 4.00%,
                cvt. pfd., B                                                   12/27/07           4,880,700      4,443,469
 1,008,199   DecisionOne Corp. .......................................    3/12/99 - 7/18/00         700,978             --
 1,259,008   DecisionOne Corp., 12.00%,
                4/15/10 ..............................................    3/12/99 - 1/16/08       2,187,512      1,259,008
   232,502   DecisionOne Corp., FRN, 7.912%,
                5/12/09 ..............................................          7/09/07             232,502        232,502
   553,576   DecisionOne Corp., wts., 6/08/17 ........................          7/09/07                  --             --
    27,946   Elephant Capital Holdings Ltd. ..........................    8/29/03 - 3/10/08       3,659,902      7,205,726
 3,087,162   Esmark Inc. .............................................   11/08/04 - 11/28/07     57,180,518     31,396,438
   659,105   First Chicago Bancorp ...................................         11/16/06           9,227,470      9,227,470


                    64 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
 AMOUNT/
 SHARES/
 WARRANTS/                                                                   ACQUISITION
 CONTRACTS   ISSUER                                                             DATES              COST           VALUE
----------   ---------------------------------------------------------   -------------------   ------------   ------------
MUTUAL QUALIFIED FUND (CONTINUED)
 2,814,856   Imagine Group Holdings Ltd. .............................         8/31/04         $ 28,828,348    $32,201,953
 1,982,308   International Automotive Components Group Brazil LLC ....    4/13/06 - 8/21/06       1,186,317      7,417,835
   307,801   International Automotive Components Group Japan LLC .....    9/26/06 - 3/27/07       2,674,397      2,618,060
 8,425,843   International Automotive Components Group LLC ...........    1/12/06 - 10/16/06      8,429,977      9,008,911
 5,182,488   International Automotive Components Group NA LLC ........    3/3/07 - 10/10/07       5,173,696      5,176,010
 1,560,200   International Automotive Components Group NA LLC,
                9.00%, 4/01/17 .......................................         3/30/07            1,583,603      1,560,200
 1,444,624   Kindred Healthcare Inc. .................................    4/28/99 - 3/29/06      13,176,151     30,014,231
             Kindred Healthcare Inc., stock grants:
     5,072      grant price $18.15, expiration date 7/17/11 ..........    7/17/02 - 7/17/05              --         13,322
     1,523      grant price $19.87, expiration date 1/01/12 ..........    1/01/03 - 1/01/06              --          1,381
     1,514      grant price $6.94, expiration date 1/01/13 ...........    1/01/04 - 1/03/07              --         20,948
     1,504      grant price $19.87, expiration date 1/01/14 ..........    1/01/05 - 1/01/08              --          1,363
       939      grant price $21.33, expiration date 1/10/15 ..........    1/06/06 - 1/10/08              --             --
       625      grant price $22.08, expiration date 1/10/16 ..........    1/09/07 - 1/10/08              --             --
       312      grant price $19.40, expiration date 1/10/17 ..........          1/10/08                  --            429
25,516,451   Motor Coach Industries
             International Inc., FRN, 16.085%, 12/01/08 ..............    5/27/04 - 2/29/08      25,516,451     24,240,628
         5   Motor Coach Industries
             International Inc., wts., 5/27/09 .......................         3/30/07                   --             --
   129,974   NCB Warrant Holdings Ltd., A ............................    12/16/05 - 3/24/08      1,368,433      3,029,238
    97,300   Olympus Re Holdings Ltd. ................................         12/19/01           9,662,437        318,677
 6,572,966   Pontus I LLC, junior note, 144A, FRN, 5.349%, 7/24/09 ...         1/22/08            6,572,966      5,248,317
 5,937,400   Pontus I LLC, junior note, 144A, FRN, 5.575%, 7/24/09 ...         2/25/08            5,937,400      6,211,104
 6,563,700   Pontus I LLC, junior note, 144A, FRN, 6.901%, 7/24/09 ...         2/12/08            6,563,700      5,481,548
 3,281,900   Pontus II Trust, junior note, 144A, FRN, 6.901%,
                6/25/09 ..............................................         2/29/08            3,281,900      2,740,816
    92,938   PTV Inc., 10.00%, pfd., A ...............................    12/07/01 - 3/06/02        130,113         18,588
 3,434,760   Symetra Financial .......................................    7/27/04 - 10/26/07     39,480,000     47,743,164
                                                                                                              ------------
             TOTAL RESTRICTED SECURITIES (5.29% of Net Assets) .......                                        $309,504,151
                                                                                                              ============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $5,838,810 as of March 31, 2008.


                    Quarterly Statements of Investments | 65

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
 AMOUNT/
 SHARES/
 WARRANTS/                                                                   ACQUISITION
 CONTRACTS   ISSUER                                                             DATES              COST           VALUE
----------   ---------------------------------------------------------   -------------------   ------------   ------------
MUTUAL BEACON FUND
   466,432   AboveNet Inc. ...........................................   10/02/01 - 12/12/07   $ 23,428,396   $ 23,321,600
       613   AboveNet Inc., stock grants, grant price $20.95,
                expiration date 9/09/13 ..............................    4/17/06 - 9/08/06              --         21,976
    16,857   AboveNet Inc., wts., 9/08/08 ............................    10/02/01 - 9/07/07      1,927,924        660,794
    19,829   AboveNet Inc., wts., 9/08/10 ............................    10/02/01 - 9/07/07      2,071,196        713,844
18,089,600   Cerberus CG Investor I LLC ..............................         7/26/07           18,089,600     12,782,989
18,089,600   Cerberus CG Investor I LLC, 12.00%, 7/31/14 .............         7/26/07           18,089,600     12,782,989
18,089,600   Cerberus CG Investor II LLC .............................         7/26/07           18,089,600     12,782,989
18,089,600   Cerberus CG Investor II LLC, 12.00%, 7/31/14 ............         7/26/07           18,089,600     12,782,989
 9,044,800   Cerberus CG Investor III LLC ............................         7/26/07            9,044,800      6,391,495
 9,044,800   Ceberus CG Investor III LLC, 12.00%, 7/31/14 ............         7/26/07            9,044,800      6,391,495
 5,706,149   Cerberus FIM Investors Auto Finance LLC .................         11/20/06           5,706,149      2,584,507
17,106,799   Cerberus FIM Investors Auto Finance LLC, 12.00%,
                11/22/13 .............................................         11/20/06          17,106,799      7,748,244
   475,305   Cerberus FIM Investors Commercial Finance LLC ...........         11/20/06             475,305        215,282
 1,425,915   Cerberus FIM Investors Commercial Finance LLC, 12.00%,
                11/22/13 .............................................         11/20/06           1,425,915        645,845
   890,886   Cerberus FIM Investors Commercial Mortgage LLC ..........         11/20/06             890,886        403,512
 2,672,657   Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
                11/22/13 .............................................         11/20/06           2,672,657      1,210,536
 4,357,377   Cerberus FIM Investors Insurance LLC ....................         11/20/06           4,357,377      1,973,602
13,072,130   Cerberus FIM Investors Insurance LLC, 12.00%,
                11/22/13 .............................................         11/20/06          13,072,130      5,920,807
 8,112,533   Cerberus FIM Investors Rescap LLC .......................         11/20/06           8,112,533      3,674,439
24,337,605   Cerberus FIM Investors Rescap LLC, 12.00%,
                11/22/13 .............................................         11/20/06          24,337,605     11,023,319
    60,625   (a) Dana Holding Corp., 4.00%, cvt. pfd., B .............         12/27/07           6,062,500      5,519,399
 1,142,353   DecisionOne Corp. .......................................    3/12/99 - 7/18/00         793,798             --
 1,426,534   DecisionOne Corp., 12.00%, 4/15/10 ......................    3/12/99 - 1/16/08       2,478,257      1,426,534
   263,440   DecisionOne Corp., FRN, 7.912%,
                5/12/09 ..............................................          7/09/07             263,440        263,440
   627,237   DecisionOne Corp. wts., 6/08/17 .........................          7/09/07                  --             --
 3,954,729   Esmark Inc. .............................................   11/08/04 - 11/28/07     73,249,520     40,219,594
    35,242   FE Capital Holdings Ltd. ................................    8/29/03 - 3/11/08       4,615,356      9,060,420
 1,157,143   First Chicago Bancorp ...................................         11/16/06          16,200,002     16,200,002


                    66 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6.   RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
AMOUNT/
SHARES/
WARRANTS/                                                                    ACQUISITION
CONTRACTS      ISSUER                                                           DATES             COST          VALUE
---------      -------------------------------------------------------   ------------------   -----------   ------------
MUTUAL BEACON FUND (CONTINUED)
  2,387,711 International Automotive
               Components Group Brazil LLC ...........................   4/13/06 - 8/21/06    $ 1,431,796   $  8,934,861
    378,194 International Automotive
               Components Group Japan LLC ............................   9/26/06 - 3/27/07      3,285,993      3,216,801
 10,149,082 International Automotive
               Components Group LLC ..................................   1/12/06 - 10/16/06    10,154,061     10,851,398
  6,469,827 International Automotive
               Components Group NA LLC ...............................   3/30/07 - 10/10/07     6,458,850      6,461,739
  1,947,800 International Automotive
               Components Group NA LLC,
               9.00%, 4/01/17 ........................................        3/30/07           1,977,017      1,947,800
  1,639,289 Kindred Healthcare Inc. ..................................   4/28/99 - 3/29/06     15,010,878     34,058,688
            Kindred Healthcare Inc., stock grants:
      5,731    grant price $18.15, expiration
                  date 7/17/11 .......................................   7/17/02 - 7/17/05             --         15,053
      1,720    grant price $19.87, expiration
                  date 1/01/12 .......................................   1/13/03 - 1/01/06             --          1,559
      1,710    grant price $6.94, expiration
                  date 1/01/13 .......................................   1/01/04 - 1/03/07             --         23,660
      1,702    grant price $19.87, expiration
                  date 1/01/14 .......................................   1/04/05 - 1/01/08             --          1,543
      1,064    grant price $21.33, expiration
                  date 1/01/15 .......................................   1/06/06 - 1/10/08             --             --
        709    grant price $22.08, expiration
                  date 1/10/16 .......................................   1/09/07 - 1/10/08             --             --
        354    grant price $19.40, expiration
                  date 1/10/17 .......................................        1/10/08                  --            487
 33,034,621 Motor Coach Industries
               International Inc., FRN, 16.085%,
               12/01/08 ..............................................   5/27/04 - 2/29/08     33,034,621     31,382,890
          6 Motor Coach Industries
               International Inc., wts., 5/27/09 .....................        3/30/07                  --             --
    163,895 NCB Warrant Holdings Ltd., A .............................   12/16/05 - 3/11/08     1,725,660      3,819,823
    106,700 Olympus Re Holdings Ltd. .................................        12/19/01         10,595,910        349,464
     29,737 PMG LLC ..................................................        3/22/04           2,081,593     12,006,333
  8,158,752 Pontus I LLC, junior note, 144A,
               FRN, 5.349%, 7/24/09 ..................................        1/22/08           8,158,752      6,514,519
  7,369,800 Pontus I LLC, junior note, 144A,
               FRN, 5.575%, 7/24/09 ..................................        2/25/08           7,369,800      7,709,535
  8,147,300 Pontus I LLC, junior note, 144A,
               FRN, 6.901%, 7/24/09 ..................................        2/12/08           8,147,300      6,804,061
  4,073,600 Pontus II Trust, junior note, 144A,
               FRN, 6.901%, 6/25/09 ..................................        2/29/08           4,073,600      3,401,988
    114,246 PTV Inc., 10.00%, pfd., A ................................   12/07/01 - 3/06/02       159,944         22,849
  4,450,920 Symetra Financial ........................................        7/27/04          51,160,000     61,867,788
                                                                                                            ------------
            TOTAL RESTRICTED SECURITIES (5.89% of Net Assets) ........                                      $396,115,481
                                                                                                            ============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $7,252,530 as of March 31, 2008.


                    Quarterly Statements of Investments | 67

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6.   RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
AMOUNT/
SHARES/
WARRANTS/                                                                    ACQUISITION
CONTRACTS   ISSUER                                                              DATES             COST          VALUE
---------   ----------------------------------------------------------   ------------------   -----------   ------------
MUTUAL DISCOVERY FUND
    352,895 AboveNet Inc. ............................................   10/02/01 - 12/12/07  $17,427,178   $ 17,644,750
        464 AboveNet Inc., stock grant,
               grant price $20.95,
            expiration date 9/09/13 ..................................    4/17/06 - 9/08/06            --         16,634
     12,673 AboveNet Inc., wts., 9/08/08 .............................   10/02/01 - 9/07/07     1,506,203        496,782
     14,911 AboveNet Inc., wts., 9/08/10 .............................   10/02/01 - 9/07/07     1,843,189        536,796
     66,860 Augsburg Re AG ...........................................         5/25/06             66,860             --
    768,890 Augsburg Re AG, zero cpn.,
               8/31/08 ...............................................         5/25/06            768,890             --
  7,903,600 Cerberus CG Investor I LLC ...............................         7/26/07          7,903,600      5,585,067
  7,903,600 Cerberus CG Investor I LLC,
               12.00%, 7/31/14 .......................................         7/26/07          7,903,600      5,585,067
  7,903,600 Cerberus CG Investor II LLC ..............................         7/26/07          7,903,600      5,585,067
  7,903,600 Cerberus CG Investor II LLC,
               12.00%, 7/31/14 .......................................         7/26/07          7,903,600      5,585,067
  3,951,800 Cerberus CG Investor III LLC .............................         7/26/07          3,951,800      2,792,534
  3,951,800 Cerberus CG Investor III LLC,
               12.00%, 7/31/14 .......................................         7/26/07          3,951,800      2,792,534
  8,723,795 Cerberus FIM Investors Auto
               Finance LLC ...........................................        11/20/06          8,723,795      3,951,300
 26,153,583 Cerberus FIM Investors Auto Finance
               LLC, 12.00%, 11/22/13 .................................        11/21/06         26,153,583     11,845,837
    726,666 Cerberus FIM Investors Commercial
               Finance LLC ...........................................        11/20/06            726,666        329,131
  2,179,997 Cerberus FIM Investors Commercial
               Finance LLC, 12.00%,
               11/22/13 ..............................................        11/20/06          2,179,997        987,394
  1,362,023 Cerberus FIM Investors Commercial
               Mortgage LLC ..........................................        11/20/06          1,362,023        616,906
  4,086,069 Cerberus FIM Investors Commercial
               Mortgage LLC, 12.00%,
               11/22/13 ..............................................        11/20/06          4,086,069      1,850,718
  6,661,738 Cerberus FIM Investors Insurance
               LLC ...................................................        11/20/06          6,661,738      3,017,325
 19,985,213 Cerberus FIM Investors Insurance
               LLC, 12.00%, 11/22/13 .................................        11/20/06         19,985,213      9,051,975
  2,402,778 Cerberus FIM Investors Rescap
               LLC ...................................................        11/20/06         12,402,778      5,617,635
 37,208,337 Cerberus FIM Investors Rescap LLC,
               12.00%, 11/22/13 ......................................        11/20/06         37,208,337     16,852,907
     89,831 (a) Dana Holding Corp., 4.00%,
               cvt. pfd., B ..........................................        12/27/07          8,983,100      8,178,361
    359,884 DecisionOne Corp. ........................................    9/28/99 - 7/18/00       273,004             --
    449,412 DecisionOne Corp., 12.00%,
               4/15/10 ...............................................   10/29/99 - 1/16/08       810,476        449,412
     82,993 DecisionOne Corp., FRN, 7.912%,
               5/12/09 ...............................................         7/09/07             82,993         82,993
    197,603 DecisionOne Corp., wts., 6/08/17 .........................         7/09/07                 --             --


                    68 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6.   RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
AMOUNT/
SHARES/
WARRANTS/                                                                    ACQUISITION
CONTRACTS   ISSUER                                                              DATES             COST          VALUE
---------   ----------------------------------------------------------   ------------------   -----------   ------------
MUTUAL DISCOVERY FUND (CONTINUED)

  3,850,425 Esmark Inc. ..............................................   11/08/04 - 11/28/07  $71,317,488   $ 39,158,822
     29,212 FE Capital Holdings Ltd. .................................    8/29/03 - 3/10/08     3,825,606      7,510,060
  4,551,501 Imagine Group Holdings Ltd. ..............................         8/31/04         46,614,197     52,069,171
  3,204,016 International Automotive
               Components Group Brazil LLC ...........................    4/13/06 - 8/21/06     1,917,450     11,989,489
    650,533 International Automotive
               Components Group Japan LLC ............................    9/26/06 - 3/27/07     5,652,170      5,533,232
 13,618,870 International Automotive
               Components Group LLC ..................................   1/12/06 - 10/16/06    13,625,552     14,561,296
 11,533,276 International Automotive
               Components Group NA LLC ...............................   3/30/07 - 10/10/07    11,517,385     11,518,859
  3,472,200 International Automotive
               Components Group NA LLC,
               9.00%, 4/01/17 ........................................         3/30/07          3,524,283      3,472,200
  1,135,557 Kindred Healthcare Inc. ..................................    5/20/99 - 3/29/06    10,626,030     23,592,900
            Kindred Healthcare Inc., stock grants:
      3,928    grant price $18.15, expiration
                  date 7/17/11 .......................................    7/17/02 - 7/17/05            --         10,317
      1,175    grant price $19.87, expiration
                  date 1/01/12 .......................................    1/01/03 - 1/01/06            --          1,065
      1,174    grant price $6.94, expiration
                  date 1/01/13 .......................................    1/01/04 - 1/03/07            --         16,244
      1,173    grant price $19.87, expiration
                  date 1/01/14 .......................................    1/01/05 - 1/01/08            --          1,063
        735    grant price $21.33, expiration
                  date 1/10/15 .......................................    1/06/06 - 1/10/08            --             --
        492    grant price $22.08, expiration
                  date 1/10/16 .......................................    1/09/07 - 1/10/08            --             --
        246    grant price $19.40, expiration
                  date 1/10/17 .......................................         1/10/08                 --            339
 30,072,573 Motor Coach Industries
               International Inc., FRN, 16.085%,
               12/01/08 ..............................................    5/27/04 - 2/29/08    30,072,753     28,569,116
          5 Motor Coach Industries
               International Inc., wts., 5/27/09 .....................         3/30/07                 --             --
    135,864 NCB Warrant Holdings Ltd., A .............................   12/16/05 - 3/10/08     1,430,514      3,166,530
     47,160 Olympus Re Holdings Ltd. .................................        12/19/01          4,683,253        154,458
 17,371,822 Pontus I LLC, junior note, 144A,
               FRN, 5.349%, 7/24/09 ..................................         1/22/08         17,371,822     13,870,879
 15,691,900 Pontus I LLC, junior note, 144A,
               FRN, 5.575%, 7/24/09 ..................................         2/25/08         15,691,900     16,415,269
 17,347,300 Pontus I LLC, junior note, 144A,
               FRN, 6.901%, 7/24/09 ..................................         2/12/08         17,347,300     14,487,263
  8,673,700 Pontus II Trust, junior note, 144A,
               FRN, 6.901%, 6/25/09 ..................................         2/29/08          8,673,700      7,243,673
     86,280 PTV Inc., 10.00%, pfd., A ................................   12/07/01 - 3/06/02       120,792         17,256
                                                                                                            ------------
            TOTAL RESTRICTED SECURITIES (2.28% of Net Assets) ........                                      $362,811,693
                                                                                                            ============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $10,744,530 as of March 31, 2008.


                    Quarterly Statements of Investments | 69

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
AMOUNT/
SHARES/
WARRANTS/                                                                    ACQUISITION
CONTRACTS   ISSUER                                                              DATES              COST         VALUE
----------- ----------------------------------------------------------   -------------------   -----------   -----------
MUTUAL EUROPEAN FUND
     88,848 AboveNet Inc. ............................................   10/02/01 - 12/12/07   $ 4,458,292   $ 4,442,400
        117 AboveNet Inc., stock grants,
               grant price $20.95,
               expiration date 9/09/13 ...............................     4/17/06 - 9/08/06            --         4,194
      3,214 AboveNet Inc., wts., 9/08/08 .............................    10/02/01 - 9/07/07       365,831       125,989
      3,781 AboveNet Inc., wts., 9/08/10 .............................    10/02/01 - 9/07/07       392,580       136,116
     17,909 Augsburg Re AG ...........................................          5/25/06             17,909            --
    205,953 Augsburg Re AG, zero cpn.,
               8/31/08 ...............................................          5/25/06            205,953            --
 16,127,149 Euro Wagon LP ............................................    12/08/05 - 3/02/07     6,213,779    13,048,961
  2,830,952 Globe Specialty Metals Inc., 144A ........................     9/27/05 - 1/22/07    12,300,000    49,046,244
     16,080 Olympus Re Holdings Ltd. .................................         12/19/01          1,608,000        52,665
     46,841 PTV Inc., 10.00%, pfd., A ................................    12/07/01 - 3/06/02        65,577         9,368
                                                                                                             -----------
            TOTAL RESTRICTED SECURITIES (2.51% of Net Assets) ........                                       $66,865,937
                                                                                                             ===========

PRINCIPAL AMOUNT/                                                            ACQUISITION
SHARES      ISSUER                                                              DATES              COST         VALUE
----------- ----------------------------------------------------------   -------------------   -----------   -----------
MUTUAL FINANCIAL SERVICES FUND
    350,000 Atlantic Banc Holdings Inc. ..............................          2/01/07        $ 3,500,000   $ 3,500,000
     10,745 Augsburg Re AG ...........................................          5/25/06             10,745            --
    123,572 Augsburg Re AG, zero cpn.,
               8/31/08 ...............................................          5/25/06            123,572            --
  1,000,000 Cerberus CG Investor I LLC ...............................          7/26/07          1,000,000       706,649
  1,000,000 Cerberus CG Investor I LLC,
               12.00%, 7/31/14 .......................................          7/26/07          1,000,000       706,649
  1,000,000 Cerberus CG Investor II LLC ..............................          7/26/07          1,000,000       706,649
  1,000,000 Cerberus CG Investor II LLC,
               12.00%, 7/31/14 .......................................          7/26/07          1,000,000       706,649
    500,000 Cerberus CG Investor III LLC .............................          7/26/07            500,000       353,324
    500,000 Cerberus CG Investor III LLC,
               12.00%, 7/31/14 .......................................          7/26/07            500,000       353,324
  1,255,339 Cerberus FIM Investors Auto
               Finance LLC ...........................................         11/20/06          1,255,339       568,585
  3,763,457 Cerberus FIM Investors Auto Finance
               LLC, 12.00%, 11/22/13 .................................         11/20/06          3,763,457     1,704,596
    104,566 Cerberus FIM Investors Commercial
               Finance LLC ...........................................         11/20/06            104,566        47,361
    313,698 Cerberus FIM Investors Commercial
               Finance LLC, 12.00%,
               11/22/13 ..............................................         11/20/06            313,698       142,084
    195,993 Cerberus FIM Investors Commercial
               Mortgage LLC ..........................................         11/20/06            195,993        88,772
    587,978 Cerberus FIM Investors Commercial
               Mortgage LLC, 12.00%,
               11/22/13 ..............................................         11/20/06            587,978       266,315
    958,613 Cerberus FIM Investors Insurance
               LLC ...................................................         11/20/06            958,613       434,188

                    70 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
 AMOUNT/                                                     ACQUISITION
  SHARES    ISSUER                                              DATES             COST         VALUE
--------    ---------------------------------------      ------------------   -----------   -----------
MUTUAL FINANCIAL SERVICES FUND (CONTINUED)
2,875,838   CerberusFIMInvestors Insurance
            LLC, 12.00%, 11/22/13 ....................        11/20/06        $ 2,875,838   $ 1,302,564
1,784,739   CerberusFIMInvestors Rescap
            LLC ......................................        11/20/06          1,784,739       808,368
5,354,217   CerberusFIMInvestors Rescap LLC,
            12.00%, 11/22/13 .........................        11/20/06          5,354,217     2,425,105
    5,268   Elephant Capital Holdings Ltd. ...........    8/29/03 - 3/10/08       689,942     1,358,379
  496,868   First Chicago Bancorp ....................        11/16/06          6,956,152     6,956,152
  551,589   Imagine Group Holdings Ltd. ..............         8/31/04          5,649,099     6,310,178
   25,741   NCB Warrant Holdings Ltd., A .............   12/16/05 - 3/10/08       271,013       599,940
    7,480   Olympus Re Holdings Ltd. .................        12/19/01            742,806        24,499
  986,328   Pontus I LLC, junior note, 144A,
            FRN, 5.349%, 7/24/09 .....................         1/22/08            986,328       787,553
  890,900   Pontus I LLC, junior note, 144A,
            FRN, 5.575%, 7/24/09 .....................         2/25/08            890,900       931,969
  984,900   Pontus I LLC, junior note, 144A,
            FRN, 6.901%, 7/24/09 .....................         2/12/08            984,900       822,520
  492,500   Pontus II Trust, junior note, 144A,
            FRN, 6.901%, 6/25/09 .....................         2/29/08            492,500       411,302
  968,500   Star Asia Finance Ltd., 144A .............    2/22/07 - 5/18/07     9,836,925     5,145,641
1,020,510   Symetra Financial ........................         7/27/04         11,730,000    14,185,089
  456,903   The Bankshares Inc. ......................         3/22/07          4,569,030     4,569,030
  604,938   United Fiduciary, LLC, pfd ...............         3/31/08            604,938       604,938
                                                                                            -----------
            TOTAL RESTRICTED SECURITIES
               (7.95% of Net Assets) .................                                      $57,528,372
                                                                                            ===========

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Funds for the three months ended March 31, 2008, were as shown below.

                                           NUMBER OF                           NUMBER OF
                                            SHARES/                             SHARES/
                                           WARRANTS/                           WARRANTS/
                                           CONTRACTS                           CONTRACTS
                                           PRINCIPAL                           PRINCIPAL
                                            AMOUNT                              AMOUNT
                                            HELD AT                             HELD AT      VALUE AT                      REALIZED
                                           BEGINNING     GROSS      GROSS       END OF        END OF         INVESTMENT    CAPITAL
NAME OF ISSUER                              OF YEAR    ADDITIONS  REDUCTIONS    PERIOD        PERIOD           INCOME    GAIN (LOSS)
----------------------------------------  ----------  ----------  ----------  ----------  --------------     ----------  -----------
MUTUAL SHARES FUND
NON-CONTROLLED AFFILIATES
AboveNet Inc. ..........................     810,649          --      --         810,649  $   40,532,450     $       --      $--
AboveNet Inc., stock grant, grant price
   $20.95, expiration date 9/09/13 .....       1,065          --      --           1,065          38,180             --       --
AboveNet Inc., wts., 9/08/08 ...........      29,283          --      --          29,283       1,147,894             --       --
AboveNet Inc., wts., 9/08/10 ...........      34,449          --      --          34,449       1,240,164             --       --
Alexander's Inc. .......................     326,675          --      --         326,675     115,806,288             --       --
Beazer Homes USA Inc. ..................   2,147,880          --      --       2,147,880      20,297,466             --       --
Centennial Bank Holdings Inc. ..........   5,731,834          --      --       5,731,834      35,995,918             --       --
Community Health Systems Inc. ..........   4,806,000          --      --       4,806,000              --(a)          --       --
DecisionOne Corp. ......................   1,879,100          --      --       1,879,100              --             --       --


                    Quarterly Statements of Investments | 71

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

                                           NUMBER OF                           NUMBER OF
                                            SHARES/                             SHARES/
                                           WARRANTS/                           WARRANTS/
                                           CONTRACTS                           CONTRACTS
                                           PRINCIPAL                           PRINCIPAL
                                            AMOUNT                              AMOUNT
                                            HELD AT                             HELD AT      VALUE AT                      REALIZED
                                           BEGINNING     GROSS      GROSS       END OF        END OF         INVESTMENT    CAPITAL
NAME OF ISSUER                              OF YEAR    ADDITIONS  REDUCTIONS    PERIOD        PERIOD           INCOME    GAIN (LOSS)
----------------------------------------  ----------  ----------  ----------  ----------  --------------     ----------  -----------
MUTUAL SHARES FUND (CONTINUED)
NON-CONTROLLED AFFILIATES (CONTINUED)
DecisionOne Corp., 12.00%, 4/15/10 .....   2,322,817      23,745      --       2,346,562  $    2,346,562     $   69,685      $--
DecisionOne Corp., FRN, 7.912%,
   5/12/09 .............................     433,342          --      --         433,342         433,342          9,729       --
DecisionOne Corp., wts., 6/08/17 .......   1,031,766          --      --       1,031,766              --             --       --
Elephant Capital Holdings Ltd. .........      26,671      38,163      --          64,834      16,717,142             --       --
Esmark Inc. ............................   8,341,744          --      --       8,341,744      84,835,536             --       --
Federal Signal Corp. ...................   3,360,800          --      --       3,360,800      46,916,768        201,648       --
GLCP Harrah's Investment LP ............          --  22,185,100      --      22,185,100      22,185,100             --       --
International Automotive Components
   Group Brazil LLC ....................   6,069,096          --      --       6,069,096      22,710,674             --       --
International Automotive Components
   Group Japan LLC .....................   1,104,272          --      --       1,104,272       9,392,595             --       --
International Automotive Components
   Group LLC ...........................  25,796,752          --      --      25,796,752      27,581,887             --       --
International Automotive Components
   Group NA LLC ........................  19,434,979          --      --      19,434,979      19,410,685             --       --
International Automotive Components
   Group NA LLC, 9.00%, 4/01/17 ........   5,851,000          --      --       5,851,000       5,851,000        131,648       --
Kindred Healthcare Inc. ................   2,860,528          --      --       2,860,528      59,431,760             --       --
Kindred Healthcare Inc., stock grants:
   grant price $18.15, expiration date
      7/17/11 ..........................       9,997          --      --           9,997          26,257             --       --
   grant price $19.87, expiration date
      1/01/12 ..........................       2,999          --      --           2,999           2,719             --       --
   grant price $6.94, expiration date
      1/01/13 ..........................       2,986          --      --           2,986          41,316             --       --
   grant price $19.87, expiration date
      1/01/14 ..........................       2,230         743      --           2,973           2,695             --       --
   grant price $21.33, expiration date
      1/10/15 ..........................       1,238         619      --           1,857              --             --       --
   grant price $22.08, expiration date
      1/10/16 ..........................         619         619      --           1,238              --             --       --
   grant price $19.40, expiration date
      1/10/17 ..........................          --         619      --             619             852             --       --
Tenet Healthcare Corp. .................  25,881,411          --      --      25,881,411     146,488,786             --       --
TVMAX Holdings Inc. ....................     257,217          --      --         257,217              --             --       --
TVMAX Holdings Inc., PIK, 11.50%,
   5/31/08 .............................     632,919      82,776      --         715,695         500,987         19,314       --
TVMAX Holdings Inc., PIK, 14.00%,
   5/31/08 .............................   1,595,750      57,138      --       1,652,888       1,157,021         56,527       --
White Mountains Insurance Group Ltd. ...     729,457          --      --         729,457     350,139,360      1,458,914       --
                                                                                          --------------     ----------      ---
TOTAL NON-CONTROLLED AFFILIATED
   SECURITIES (4.61% of Net Assets) ....                                                  $1,031,231,404     $1,947,465      $--
                                                                                          ==============     ==========      ===

(a)  As of March 31, 2008, no longer an affiliate.


                    72 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

                                           NUMBER OF                           NUMBER OF
                                            SHARES/                             SHARES/
                                           WARRANTS/                           WARRANTS/
                                           PRINCIPAL                           PRINCIPAL
                                            AMOUNT                              AMOUNT
                                            HELD AT                             HELD AT      VALUE AT                   REALIZED
                                           BEGINNING    GROSS       GROSS       END OF        END OF      INVESTMENT    CAPITAL
NAME OF ISSUER                              OF YEAR   ADDITIONS   REDUCTIONS    PERIOD        PERIOD        INCOME    GAIN (LOSS)
----------------------------------------  ----------  ---------   ----------  ----------  --------------  ----------  -----------
MUTUAL QUALIFIED FUND
NON-CONTROLLED AFFILIATES
DecisionOne Corp. ......................   1,008,199        --        --       1,008,199    $        --    $     --      $--
DecisionOne Corp., 12.00%, 4/15/10 .....   1,246,268    12,740        --       1,259,008      1,259,008      37,388       --
DecisionOne Corp., FRN , 7.9119%,
   5/12/09 .............................     232,502        --        --         232,502        232,502       5,220       --
DecisionOne Corp., wts., 6/08/17 .......     553,576        --        --         553,576             --          --       --
Elephant Capital Holdings Ltd. .........      11,496    16,450        --          27,946      7,205,726          --       --
Esmark Inc. ............................   3,087,162        --        --       3,087,162     31,396,438          --       --
First Chicago Bancorp ..................     659,105        --        --         659,105      9,227,470          --       --
Imagine Group Holdings Ltd. ............   2,814,856        --        --       2,814,856     32,201,953          --       --
Imperial Capital Bancorp Inc. ..........     445,796        --        --         445,796      9,638,109      71,327       --
White River Capital Inc. ...............     549,751        --        --         549,751      8,460,668          --       --
                                                                                            -----------    --------      ---
   TOTAL NON-CONTROLLED AFFILIATED
      SECURITIES (1.70% of Net Assets)..                                                    $99,621,874    $113,935      $--
                                                                                            ===========    ========      ===

                                           NUMBER OF                           NUMBER OF
                                            SHARES/                             SHARES/
                                           WARRANTS/                           WARRANTS/
                                           PRINCIPAL                           PRINCIPAL
                                            AMOUNT                              AMOUNT
                                            HELD AT                             HELD AT      VALUE AT                   REALIZED
                                           BEGINNING    GROSS       GROSS       END OF        END OF      INVESTMENT    CAPITAL
NAME OF ISSUER                              OF YEAR   ADDITIONS   REDUCTIONS    PERIOD        PERIOD        INCOME    GAIN (LOSS)
----------------------------------------  ----------  ---------   ----------  ----------  --------------  ----------  -----------
MUTUAL BEACON FUND
CONTROLLED AFFILIATES(a)
PMG, LLC ...............................      29,737        --        --          29,737   $ 12,006,333    $     --       $--
NON-CONTROLLED AFFILIATES
DecisionOne Corp. ......................   1,142,353        --        --       1,142,353             --          --        --
DecisionOne Corp., 12.00%, 4/15/10 .....   1,412,099    14,435        --       1,426,534      1,426,534      42,363        --
DecisionOne Corp., FRN, 7.912%,
   5/12/09 .............................     263,440        --        --         263,440        263,440       5,915        --
DecisionOne Corp., wts., 6/08/17 .......     627,237        --        --         627,237             --          --        --
Esmark Inc. ............................   3,954,729        --        --       3,954,729     40,219,594          --        --
Farmer Brothers Co. ....................   1,033,896        --        --       1,033,896     23,924,354     118,898        --
FE Capital Holdings Ltd. ...............      14,498    20,744        --          35,242      9,060,420          --        --
First Chicago Bancorp ..................   1,157,143        --        --       1,157,143     16,200,002          --        --
                                                                                           ------------    --------       ---
TOTAL NON-CONTROLLED AFFILIATES ........                                                   $ 91,094,344    $167,176       $--
                                                                                           ============    ========       ===
   TOTAL AFFILIATED SECURITIES
     (1.53% of Net Assets) .............                                                   $103,100,677    $167,176       $--
                                                                                           ============    ========       ===

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.


                                           NUMBER OF                           NUMBER OF
                                            SHARES/                             SHARES/
                                           PRINCIPAL                           PRINCIPAL
                                            AMOUNT                              AMOUNT
                                            HELD AT                             HELD AT      VALUE AT                  REALIZED
                                           BEGINNING     GROSS      GROSS        END OF       END OF     INVESTMENT     CAPITAL
NAME OF ISSUER                              OF YEAR    ADDITIONS  REDUCTIONS     PERIOD       PERIOD       INCOME     GAIN (LOSS)
----------------------------------------  -----------  ---------  ----------  -----------  ------------  ----------  ------------
MUTUAL DISCOVERY FUND
CONTROLLED AFFILIATES(a)
Hancock Discovery LLC ..................    8,758,216         --   8,758,216           --  $         --   $     --   $(10,726,352)

NON-CONTROLLED AFFILIATES
Aker Yards ASA .........................    5,752,030         --          --    5,752,030    76,128,978         --             --
Augsberg Re AG .........................       66,860         --          --       66,860            --         --             --
Augsberg Re AG, zero cpn., 8/31/08 .....      768,890         --          --      768,890            --         --             --


                    Quarterly Statements of Investments | 73

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

                                           NUMBER OF                           NUMBER OF
                                            SHARES/                             SHARES/
                                           PRINCIPAL                           PRINCIPAL
                                            AMOUNT                              AMOUNT
                                            HELD AT                             HELD AT      VALUE AT                  REALIZED
                                           BEGINNING     GROSS      GROSS        END OF       END OF     INVESTMENT     CAPITAL
NAME OF ISSUER                              OF YEAR    ADDITIONS  REDUCTIONS     PERIOD       PERIOD       INCOME     GAIN (LOSS)
----------------------------------------  -----------  ---------  ----------  -----------  ------------  ----------  ------------
MUTUAL DISCOVERY FUND (CONTINUED)
NON-CONTROLLED AFFILIATES (CONTINUED)
CSM NV .................................    4,036,926         --          --    4,036,926  $137,815,120   $     --   $         --
Dockwise Ltd. ..........................   12,379,100         --          --   12,379,100    31,965,668         --             --
Esmark Inc. ............................    3,850,425         --          --    3,850,425    39,158,822         --             --
Farmer Brothers Co. ....................      904,637         --          --      904,637    20,933,300    104,033             --
FE Capital Holdings Ltd. ...............       12,017     17,195          --       29,212     7,510,060         --             --
Imagine Group Holdings Ltd. ............    4,551,501         --          --    4,551,501    52,069,171         --             --
International Automotive Components
   Group Brazil LLC ....................    3,204,016         --          --    3,204,016    11,989,489         --             --
International Automotive Components
Group Japan LLC ........................      650,533         --          --      650,533     5,533,232         --             --
Kloeckner & Co. AG .....................    2,796,264         --          --    2,796,264   145,199,002         --             --
Marine Harvest .........................  164,857,626  9,628,979          --  174,486,605   102,105,073         --             --
                                                                                           ------------   --------   ------------
TOTAL NON-CONTROLLED AFFILIATES ........                                                   $630,407,915   $104,033   $         --
                                                                                           ============   ========   ============
   TOTAL AFFILIATED SECURITIES
      (3.96% of Net Assets) ............                                                   $630,407,915   $104,033   $(10,726,352)
                                                                                           ============   ========   ============


(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.


                                           NUMBER OF                           NUMBER OF
                                            SHARES/                             SHARES/
                                            HELD AT                             HELD AT      VALUE AT                  REALIZED
                                           BEGINNING     GROSS      GROSS        END OF       END OF     INVESTMENT     CAPITAL
NAME OF ISSUER                              OF YEAR    ADDITIONS  REDUCTIONS     PERIOD       PERIOD       INCOME     GAIN (LOSS)
----------------------------------------  -----------  ---------  ----------  -----------  ------------  ----------  ------------
MUTUAL EUROPEAN FUND
CONTROLLED AFFILIATES(a)
Euro Wagon LP ..........................   16,127,149      --          --      16,127,149   $13,048,961     $--           $--
                                                                                            -----------     ---           ---
NON-CONTROLLED AFFILIATES
Globe Specialty Metals Inc., 144A(b) ...    2,830,952      --          --       2,830,952            --      --            --
                                                                                            -----------     ---           ---
TOTAL AFFILIATED SECURITIES
   (0.49% of Net Assets) ...............                                                    $13,048,961     $--           $--
                                                                                            ===========     ===           ===

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

(b)  As of March 31, 2008, no longer an affiliate.

                                           NUMBER OF                           NUMBER OF
                                            SHARES/                             SHARES/
                                            HELD AT                             HELD AT      VALUE AT                  REALIZED
                                           BEGINNING     GROSS      GROSS        END OF       END OF     INVESTMENT     CAPITAL
NAME OF ISSUER                              OF YEAR    ADDITIONS  REDUCTIONS     PERIOD       PERIOD       INCOME     GAIN (LOSS)
----------------------------------------  -----------  ---------  ----------  -----------  ------------  ----------  ------------
MUTUAL FINANCIAL SERVICES FUND
NON-CONTROLLED AFFILIATES
Alliance Bank & Trust Co. ..............      226,100      --            --      226,100    $ 1,808,800     $--      $        --
Atlantic Banc Holdings Inc. ............      350,000      --            --      350,000      3,500,000      --               --
Franconofurt AG(a) .....................      499,260      --       371,541      127,719             --      --       (2,322,352)
Protector Forsikring ASA ...............    4,360,410      --            --    4,360,410      7,106,805      --               --
                                                                                            -----------     ---      -----------
TOTAL NON-CONTROLLED AFFILIATED
   SECURITIES (1.72% of Net Assets) ....                                                    $12,415,605     $--      $(2,322,352)
                                                                                            ===========     ===      ===========

(a)  As of 3/31/08, no longer an affiliate.


                    74 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

8. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of boards of directors of companies in which the Funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

10. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                    Quarterly Statements of Investments | 75

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

10. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of March 31, 2008, in valuing the Funds' assets and liabilities carried at fair value:

                                              LEVEL 1           LEVEL 2         LEVEL 3         TOTAL
                                          ---------------   --------------   ------------   ---------------
MUTUAL SHARES FUND
   ASSETS:
      Investments in Securities........   $19,715,290,743   $1,934,585,068   $976,839,573   $22,626,715,384
      Other Financial Instruments(a)...                --       23,079,813             --        23,079,813
   LIABILITIES:
      Securities Sold Short............        48,014,032               --             --        48,014,032
      Other Financial Instruments(a)...                --      278,854,957             --       278,854,957

MUTUAL QUALIFIED FUND
   ASSETS:
      Investments in Securities........   $ 4,279,594,901   $1,192,128,117   $390,227,235   $ 5,861,950,253
      Other Financial Instruments(a)...                --        7,712,730             --         7,712,730
   LIABILITIES:
      Other Financial Instruments(a)...                --       86,342,697             --        86,342,697

MUTUAL BEACON FUND
   ASSETS:
      Investments in Securities........   $ 5,881,686,704   $  420,828,857   $483,257,591   $ 6,785,773,152
      Other Financial Instruments(a)...                --        8,310,634             --         8,310,634
   LIABILITIES:
      Options Written..................           743,820               --             --           743,820
      Securities Sold Short............         6,180,393               --             --         6,180,393
      Other Financial Instruments(a)...                --       79,485,371             --        79,485,371

MUTUAL DISCOVERY FUND
   ASSETS:
      Investments in Securities........   $11,980,739,741   $3,587,681,593   $411,031,558   $15,979,452,892
      Other Financial Instruments(a)...                --       27,665,448             --        27,665,448
   LIABILITIES:
      Other Financial Instruments(a)...                --      313,218,166             --       313,218,166

MUTUAL EUROPEAN FUND
   ASSETS:
      Investments in Securities........   $ 2,485,918,386   $  160,070,698   $ 68,440,528   $ 2,714,429,612
      Other Financial Instruments(a)...                --        4,841,955             --         4,841,955
   LIABILITIES:
      Other Financial Instruments(a)...                --      126,472,690             --       126,472,690

MUTUAL FINANCIAL SERVICES FUND
   ASSETS:
      Investments in Securities........   $   626,766,679   $   49,538,929   $ 60,187,748   $   732,493,356
      Other Financial Instruments(a)...                --        1,651,824             --         1,651,824
   LIABILITIES:
      Options Written..................           431,800                                           431,800
      Other Financial Instruments(a)...                --       22,270,192             --        22,270,192

(a) Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange contracts, swaps, and unfunded loan commitments.


                    76 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

10. FAIR VALUE MEASUREMENTS (CONTINUED)

At March 31, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                                 MUTUAL SHARES
                                                                      FUND
                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                ----------------
Beginning Balance - January 1, 2008..........................    $1,008,166,894
                                                                 --------------
   Net realized gain (loss)..................................                --
   Net change in unrealized appreciation (depreciation)            (160,028,609)
   Net purchases (sales).....................................       123,907,158
   Net Transfers in and/or out of Level 3....................         4,794,130
                                                                 --------------
Ending Balance...............................................    $  976,839,573
                                                                 ==============
Net change in unrealized appreciation (depreciation)
attributable to assets still held at end of period...........    $ (160,028,609)
                                                                 ==============

                                                                MUTUAL QUALIFIED
                                                                      FUND
                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                ----------------
Beginning Balance - January 1, 2008.........................       $422,461,938
                                                                   ------------
   Net realized gain (loss)..................................                --
   Net change in unrealized appreciation (depreciation)......       (62,688,654)
   Net purchases (sales).....................................        27,370,708
   Net Transfers in and/or out of Level 3....................         3,083,243
                                                                   ------------
Ending Balance...............................................      $390,227,235
                                                                   ============
Net change in unrealized appreciation (depreciation)
attributable to assets still held at end of period..........       $(62,688,654)
                                                                   ============

                                                                 MUTUAL BEACON
                                                                     FUND
                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                ----------------
Beginning Balance - January 1, 2008.........................       $528,497,600
                                                                   ------------
   Net realized gain (loss)..................................                --
   Net change in unrealized appreciation (depreciation)......       (82,528,202)
   Net purchases (sales) ....................................        34,063,139
   Net Transfers in and/or out of Level 3....................         3,225,054
                                                                   ------------
Ending Balance                                                     $483,257,591
                                                                   ============
Net change in unrealized appreciation (depreciation)
attributable to assets still held at end of period...........      $(82,528,202)
                                                                   ============


                    Quarterly Statements of Investments | 77

Franklin Mutual Series Fund Inc.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

10. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                MUTUAL DISCOVERY
                                                                      FUND
                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                ----------------
Beginning Balance - January 1, 2008 .........................      $411,076,030
                                                                   ------------
   Net realized gain (loss) .................................                --
   Net change in unrealized appreciation (depreciation) .....       (67,399,174)
   Net purchases (sales) ....................................        64,398,655
   Net Transfers in and/or out of Level 3 ...................         2,956,047
                                                                   ------------
Ending Balance ..............................................      $4l1,031,558
                                                                   ============
Net change in unrealized appreciation (depreciation)
attributable to assets still held at end of period ..........      $(67,399,174)
                                                                   ============

                                                                MUTUAL EUROPEAN
                                                                      FUND
                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                ----------------
Beginning Balance - January 1, 2008 .........................       $59,565,050
                                                                    -----------
Net realized gain (loss) ....................................                --
Net change in unrealized appreciation (depreciation) ........         8,886,643
Net purchases (sales) .......................................           (11,165)
Net Transfers in and/or out of Level 3 ......................                --
                                                                    -----------
Ending Balance...............................................       $68,440,528
                                                                    ===========
Net change in unrealized appreciation (depreciation)
attributable to assets still held at end of period...........       $ 8,886,643
                                                                    ===========

                                                                MUTUAL FINANCIAL
                                                                      FUND
                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                ----------------
Beginning Balance - January 1, 2008 .........................       $65,170,199
                                                                    -----------
Net realized gain (loss) ....................................                --
Net change in unrealized appreciation (depreciation) .......         (9,820,558)
Net purchases (sales) .......................................         4,838,107
Net Transfers in and/or out of Level 3 ......................                --
                                                                    -----------
Ending Balance ..............................................       $60,187,748
                                                                    ===========
Net change in unrealized appreciation (depreciation)
attributable to assets still held at end of period ..........       $(9,820,558)
                                                                    ===========

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    78 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By /s/GALEN G. VETTER
  --------------------------------
     Galen G. Vetter
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/GALEN G. VETTER
  --------------------------------
     Galen G. Vetter
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2008


By /s/LAURA F. FERGERSON
  --------------------------------
     Laura F. Fergerson
     Chief Financial Officer and
     Chief Accounting Officer
     Date May 27, 2008